UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2007

Date of reporting period:         March 31, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                    Master Portfolios
Portfolio of Investments
--------------------------------------------------------------------------------
    C&B Large Cap Value Portfolio .........................................   87
    Disciplined Growth Portfolio ..........................................   92
    Emerging Growth Portfolio .............................................   97
    Equity Income Portfolio ...............................................  103
    Equity Value Portfolio ................................................  109
    Index Portfolio .......................................................  115
    International Core Portfolio ..........................................  132
    International Growth Portfolio ........................................  136
    International Index Portfolio .........................................  140
    International Value Portfolio .........................................  168
    Large Cap Appreciation Portfolio ......................................  173
    Large Company Growth Portfolio ........................................  179
    Small Cap Index Portfolio .............................................  184
    Small Company Growth Portfolio ........................................  204
    Small Company Value Portfolio .........................................  211
    Strategic Small Cap Value Portfolio ...................................  218
Financial Statements
--------------------------------------------------------------------------------
    Statements of Assets and Liabilities ..................................  230
    Statements of Operations ..............................................  234
    Statements of Changes in Net Assets ...................................  238
    Financial Highlights ..................................................  244
    Notes to Financial Highlights .........................................  246
Notes to Financial Statements .............................................  247
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 92.02%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.20%
    548,580   JONES APPAREL GROUP INCORPORATED                                                                    $   16,857,863
    254,950   VF CORPORATION                                                                                          21,063,969

                                                                                                                      37,921,832
                                                                                                                  --------------
BUSINESS SERVICES - 5.52%
  1,010,200   MICROSOFT CORPORATION                                                                                   28,154,274
    363,800   OMNICOM GROUP INCORPORATED                                                                              37,245,844

                                                                                                                      65,400,118
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 7.63%
    314,190   AVON PRODUCTS INCORPORATED                                                                              11,706,719
    418,790   COLGATE-PALMOLIVE COMPANY                                                                               27,970,984
     56,560   HENKEL KGAA ADR<<                                                                                        7,566,631
    120,500   HENKEL KGAA ADR PREFERRED                                                                               17,761,495
    421,700   JOHNSON & JOHNSON                                                                                       25,411,642

                                                                                                                      90,417,471
                                                                                                                  --------------
COMMUNICATIONS - 3.19%
  1,406,785   VODAFONE GROUP PLC ADR<<                                                                                37,786,245
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 7.10%
    644,620   BANK OF AMERICA CORPORATION                                                                             32,888,512
    445,310   JPMORGAN CHASE & COMPANY                                                                                21,544,098
    460,110   STATE STREET CORPORATION                                                                                29,792,123

                                                                                                                      84,224,733
                                                                                                                  --------------
EATING & DRINKING PLACES - 3.13%
    823,239   MCDONALD'S CORPORATION                                                                                  37,086,917
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.65%
  1,556,850   FLEXTRONICS INTERNATIONAL LIMITED<<+                                                                    17,031,939
    800,140   GENERAL ELECTRIC COMPANY                                                                                28,292,950
    710,632   MOLEX INCORPORATED CLASS A                                                                              17,687,630
    693,200   NOKIA OYJ ADR<<                                                                                         15,888,144

                                                                                                                      78,900,663
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.18%
    500,130   ILLINOIS TOOL WORKS INCORPORATED                                                                        25,806,708
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 3.27%
    356,780   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   18,003,119
    256,750   DIAGEO PLC ADR                                                                                          20,783,913

                                                                                                                      38,787,032
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 2.08%
     22,427   BIG LOTS INCORPORATED+                                                                                     701,517
    509,200   WAL-MART STORES INCORPORATED                                                                            23,906,940

                                                                                                                      24,608,457
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES - 2.52%
      8,210   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                            $   29,884,400
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.61%
    538,880   WILLIAMS-SONOMA INCORPORATED<<                                                                          19,108,685
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.92%
    699,800   DELL INCORPORATED<<+                                                                                    16,242,358
     25,200   DIEBOLD INCORPORATED                                                                                     1,202,292
    659,190   DOVER CORPORATION                                                                                       32,175,064
    262,110   EATON CORPORATION                                                                                       21,901,912
    494,500   PITNEY BOWES INCORPORATED                                                                               22,445,355

                                                                                                                      93,966,981
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 2.27%
    679,600   WILLIS GROUP HOLDINGS LIMITED                                                                           26,898,568
                                                                                                                  --------------
INSURANCE CARRIERS - 7.01%
    454,620   ALLSTATE CORPORATION                                                                                    27,304,477
    424,710   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               28,549,006
    416,500   MBIA INCORPORATED<<                                                                                     27,276,585

                                                                                                                      83,130,068
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.56%
    165,360   BECTON DICKINSON & COMPANY                                                                              12,714,530
  1,410,952   BOSTON SCIENTIFIC CORPORATION+                                                                          20,515,242
    656,210   QUEST DIAGNOSTICS INCORPORATED                                                                          32,725,193

                                                                                                                      65,954,965
                                                                                                                  --------------
MEDICAL PRODUCTS - 1.75%
    394,400   BAXTER INTERNATIONAL INCORPORATED                                                                       20,773,048
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.64%
    993,870   TYCO INTERNATIONAL LIMITED                                                                              31,356,599
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 1.25%
    560,285   ZALE CORPORATION<<+                                                                                     14,780,318
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.72%
    640,260   AMERICAN EXPRESS COMPANY                                                                                36,110,664
    543,950   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                     18,298,478
    225,420   FREDDIE MAC                                                                                             13,410,236

                                                                                                                      67,819,378
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.98%
    468,410   EXXON MOBIL CORPORATION                                                                                 35,341,535
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 1.00%
    246,900   HUBBELL INCORPORATED CLASS B                                                                            11,910,456
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.50%
    316,660   GANNETT COMPANY INCORPORATED                                                                            17,824,791
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
TRAVEL & RECREATION - 1.97%
    499,590   CARNIVAL CORPORATION                                                                                $   23,410,787
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 2.37%
    410,099   KIMBERLY-CLARK CORPORATION                                                                              28,087,680
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,013,643,161)                                                                          1,091,188,435
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 7.88%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.20%
  2,398,940   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   2,398,940
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.68%
$   267,334   AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%       03/14/2008           267,369
  1,368,602   AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47        08/16/2007         1,369,231
    259,908   ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37        04/23/2007           259,113
    742,594   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30        04/25/2007           742,602
    742,594   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39        10/25/2007           742,632
    742,594   BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32        05/16/2008           742,669
  2,227,783   BANK OF AMERICA NA SERIES BKNT+/-                                         5.49        06/19/2007         2,227,962
  1,188,151   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
              (MATURITY VALUE $1,188,695)                                               5.49        04/02/2007         1,188,151
  1,633,708   BUCKINGHAM II CDO LLC                                                     5.32        04/26/2007         1,627,990
    356,445   CAIRN HIGH GRADE FUNDING I LLC++                                          5.30        05/31/2007           353,383
    594,076   CAIRN HIGH GRADE FUNDING I LLC                                            5.30        06/07/2007           588,367
    594,076   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31        05/03/2007           591,396
    742,594   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31        05/23/2007           737,084
    297,038   CAIRN HIGH GRADE FUNDING I LLC                                            5.32        06/04/2007           294,314
    772,298   CAIRN HIGH GRADE FUNDING I LLC++                                          5.32        06/21/2007           763,309
  1,485,189   CEDAR SPRINGS CAPITAL COMPANY++                                           5.30        06/07/2007         1,470,916
    849,172   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31        05/16/2007           843,737
     70,903   CEDAR SPRINGS CAPITAL COMPANY                                             5.31        04/13/2007            70,789
    984,977   CEDAR SPRINGS CAPITAL COMPANY                                             5.31        05/21/2007           977,954
    564,372   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31        06/14/2007           558,373
    407,150   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32        06/12/2007           402,944
    107,736   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32        06/13/2007           106,607
     33,714   CHEYNE FINANCE LLC                                                        5.26        04/18/2007            33,635
    297,038   CHEYNE FINANCE LLC                                                        5.31        06/19/2007           293,666
    132,479   CHEYNE FINANCE LLC                                                        5.32        05/14/2007           131,669
  1,930,746   CHEYNE FINANCE LLC+++/-                                                   5.34        02/25/2008         1,930,186
    742,594   CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33        07/16/2007           742,676
    297,038   CIT GROUP INCORPORATED+/-                                                 5.42        12/19/2007           297,225
    317,385   CIT GROUP INCORPORATED+/-                                                 5.57        09/20/2007           317,686
    327,484   CIT GROUP INCORPORATED+/-                                                 5.59        11/23/2007           327,884
 10,396,323   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $10,401,079)               5.49        04/02/2007        10,396,323
    148,519   COMERICA BANK+/-                                                          5.32        02/08/2008           147,925
  1,651,797   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38        04/10/2007         1,649,865
    668,335   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30        04/12/2007           667,359

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   891,113   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32%       04/20/2007    $      888,779
    742,594   CULLINAN FINANCE CORPORATION+++/-                                         5.32        02/12/2008           742,364
  1,485,189   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28        06/25/2007         1,485,159
  2,390,560   DEER VALLEY FUNDING LLC++                                                 5.29        04/19/2007         2,384,632
  1,113,892   DEER VALLEY FUNDING LLC++                                                 5.29        05/15/2007         1,106,919
    418,407   DEER VALLEY FUNDING LLC++                                                 5.31        04/11/2007           417,859
    445,557   DEER VALLEY FUNDING LLC                                                   5.34        05/07/2007           443,289
  9,199,552   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $9,203,761)             5.49        04/02/2007         9,199,552
  1,485,189   FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50        06/13/2007         1,485,397
    193,728   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29        07/06/2007           191,055
    921,144   FOX TROT CDO LIMITED++                                                    5.31        04/24/2007           918,187
    371,149   GENWORTH FINANCIAL INCORPORATED+/-                                        5.50        06/15/2007           371,271
    594,076   GEORGE STREET FINANCE LLC++                                               5.33        04/30/2007           591,652
  1,485,189   GREENWICH CAPITAL HOLDINGS                                                5.44        04/03/2007         1,484,966
    742,594   HARRIER FINANCE FUNDING LLC+++/-                                          5.31        01/11/2008           742,572
     59,408   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54        05/15/2007            59,412
     40,338   HUDSON-THAMES LLC++                                                       5.26        04/04/2007            40,326
    222,719   HUDSON-THAMES LLC                                                         5.29        04/30/2007           221,810
  1,039,632   IBM CORPORATION SERIES MTN+/-                                             5.35        06/28/2007         1,039,799
  1,930,746   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39        09/17/2007         1,930,746
    742,594   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32        04/24/2008           742,632
    178,223   K2 (USA) LLC+++/-                                                         5.30        07/16/2007           178,240
    297,038   K2 (USA) LLC+++/-                                                         5.33        09/28/2007           297,038
  2,970,378   KEEL CAPITAL INCORPORATED++                                               5.30        04/12/2007         2,966,041
     90,359   KESTREL FUNDING US LLC                                                    5.29        05/21/2007            89,715
    959,670   KLIO III FUNDING CORPORATION++                                            5.31        04/24/2007           956,589
    371,297   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33        06/26/2007           371,308
  1,121,229   LIBERTY HARBOUR CDO II LIMITED++                                          5.30        04/27/2007         1,117,136
    103,963   LIBERTY HARBOUR CDO II LIMITED++                                          5.39        04/13/2007           103,797
    626,750   METLIFE GLOBAL FUNDING I+++/-                                             5.43        10/05/2007           627,057
    742,594   MORGAN STANLEY+/-                                                         5.36        07/12/2007           742,594
  1,090,426   MORGAN STANLEY+/-                                                         5.48        07/27/2007         1,090,807
    742,594   MORGAN STANLEY+/-                                                         5.51        08/07/2007           742,594
  6,534,831   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $6,537,821)           5.49        04/02/2007         6,534,831
    137,380   MORGAN STANLEY SERIES EXL+/-SS.                                           5.38        05/15/2008           137,388
    118,815   NATIONAL CITY BANK+/-                                                     5.46        09/04/2007           118,827
    851,459   NATIONWIDE BUILDING SOCIETY+++/-                                          5.48        07/20/2007           851,902
    554,421   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32        05/09/2007           551,433
  1,485,189   NORTHERN ROCK PLC+++/-SS.                                                 5.34        05/05/2008         1,485,323
    429,032   PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30        04/15/2007           429,032
    148,519   PICAROS FUNDING PLC++                                                     5.29        06/22/2007           146,768
    846,558   PREMIUM ASSET TRUST+++/-                                                  5.47        12/21/2007           847,743
    742,594   PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37        12/16/2007           742,594
    564,372   PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37        08/27/2007           564,372
    120,152   RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34        09/24/2007           120,175
    373,406   REGENCY MARKETS #1 LLC++                                                  5.28        05/15/2007           371,069
  1,039,632   SAINT GERMAIN FUNDING                                                     5.31        04/19/2007         1,037,054

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   683,187   SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39%       04/11/2008    $      683,187
    118,815   SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26        08/20/2007           116,403
    594,076   SLM CORPORATION+++/-SS.                                                   5.32        05/12/2008           594,135
     59,408   STANFIELD VICTORIA FUNDING LLC++                                          5.27        04/16/2007            59,286
    563,184   STANFIELD VICTORIA FUNDING LLC++                                          5.31        04/25/2007           561,297
    527,717   TASMAN FUNDING INCORPORATED++                                             5.29        04/04/2007           527,564
    171,718   TRAVELERS INSURANCE COMPANY+/-                                            5.39        02/08/2008           171,714
    742,594   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33        06/15/2007           742,654
    742,594   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34        05/08/2008           742,676
     89,111   VERSAILLES CDS LLC++                                                      5.33        04/16/2007            88,930
  1,485,189   VETRA FINANCE CORPORATION                                                 5.31        06/12/2007         1,469,847
    671,692   WHISTLEJACKET CAPITAL LIMITED                                             5.30        04/23/2007           669,636
    178,223   WINDMILL FUNDING CORPORATION                                              5.38        04/02/2007           178,223
    519,816   WORLD OMNI VEHICLE LEASING++                                              5.30        04/18/2007           518,605
    297,038   WORLD OMNI VEHICLE LEASING++                                              5.36        04/19/2007           296,299

                                                                                                                      90,993,252
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $93,392,192)                                                            93,392,192
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 9.93%
117,775,852   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           117,775,852

TOTAL SHORT-TERM INVESTMENTS (COST $117,775,852)                                                                     117,775,852
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,224,811,205)*                                           109.83%                                          $1,302,356,479
OTHER ASSETS AND LIABILITIES, NET                                 (9.83)                                            (116,531,318)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $1,185,825,161
                                                                 ======                                           ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $117,775,852.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 98.38%

APPAREL & ACCESSORY STORES - 2.53%
       60,500   KOHL'S CORPORATION+                                                                                   $   4,634,905
                                                                                                                      -------------
BIOPHARMACEUTICALS - 1.92%
       43,000   GENENTECH INCORPORATED+                                                                                   3,531,160
                                                                                                                      -------------
BUSINESS SERVICES - 18.66%
      206,100   CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    4,340,466
      192,000   CISCO SYSTEMS INCORPORATED+                                                                               4,901,760
       40,200   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       3,548,454
      116,600   eBAY INCORPORATED+                                                                                        3,865,290
       85,800   FISERV INCORPORATED+                                                                                      4,552,548
      179,800   MICROSOFT CORPORATION                                                                                     5,011,026
       42,700   OMNICOM GROUP INCORPORATED                                                                                4,371,626
      200,200   ORACLE CORPORATION+                                                                                       3,629,626

                                                                                                                         34,220,796
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS - 6.15%
       54,900   FOREST LABORATORIES INCORPORATED+<<                                                                       2,824,056
       72,700   PROCTER & GAMBLE COMPANY                                                                                  4,591,732
      151,400   SCHERING-PLOUGH CORPORATION                                                                               3,862,214

                                                                                                                         11,278,002
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS - 2.09%
       63,700   NORTHERN TRUST CORPORATION                                                                                3,830,918
                                                                                                                      -------------
EATING & DRINKING PLACES - 2.01%
       89,500   DARDEN RESTAURANTS INCORPORATED                                                                           3,686,505
                                                                                                                      -------------
EDUCATIONAL SERVICES - 2.12%
       47,700   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                    3,887,073
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES - 1.84%
      118,400   WILLIAMS COMPANIES INCORPORATED                                                                           3,369,664
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.42%
       56,900   ACUITY BRANDS INCORPORATED                                                                                3,097,636
       77,500   AMPHENOL CORPORATION CLASS A<<                                                                            5,004,175

                                                                                                                          8,101,811
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS - 2.18%
       62,900   PEPSICO INCORPORATED                                                                                      3,997,924
                                                                                                                      -------------
FOOD STORES - 2.15%
      107,800   SAFEWAY INCORPORATED                                                                                      3,949,792
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES - 1.94%
       32,800   AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                 3,553,880
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.34%
       56,800   APPLE INCORPORATED+                                                                                       5,277,288
      111,700   HEWLETT-PACKARD COMPANY                                                                                   4,483,638

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
      173,600   INTEL CORPORATION                                                                                     $   3,320,968
       53,100   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               5,005,206
       58,500   NATIONAL OILWELL VARCO INCORPORATED+<<                                                                    4,550,715

                                                                                                                         22,637,815
                                                                                                                      -------------
INSURANCE CARRIERS - 9.46%
       32,400   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                      2,799,036
       38,300   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            3,660,714
      119,500   HCC INSURANCE HOLDINGS INCORPORATED                                                                       3,680,600
       74,200   W.R. BERKLEY CORPORATION                                                                                  2,457,504
       58,700   WELLPOINT INCORPORATED+                                                                                   4,760,570

                                                                                                                         17,358,424
                                                                                                                      -------------
LEATHER & LEATHER PRODUCTS - 2.38%
       87,400   COACH INCORPORATED+                                                                                       4,374,370
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.10%
       55,900   BECTON DICKINSON & COMPANY                                                                                4,298,151
       55,500   WATERS CORPORATION+                                                                                       3,219,000

                                                                                                                          7,517,151
                                                                                                                      -------------
MEDICAL PRODUCTS - 4.40%
       83,800   BAXTER INTERNATIONAL INCORPORATED                                                                         4,413,746
       72,400   KINETIC CONCEPTS INCORPORATED+                                                                            3,666,336

                                                                                                                          8,080,082
                                                                                                                      -------------
MISCELLANEOUS RETAIL - 7.22%
       99,800   DOLLAR TREE STORES INCORPORATED+                                                                          3,816,352
       59,800   EXPRESS SCRIPTS INCORPORATED+<<                                                                           4,827,056
      177,800   STAPLES INCORPORATED                                                                                      4,594,352

                                                                                                                         13,237,760
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.89%
       55,100   MCGRAW-HILL COMPANIES INCORPORATED                                                                        3,464,688
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 6.77%
       51,200   BOEING COMPANY                                                                                            4,552,192
       51,200   NORTHROP GRUMMAN CORPORATION                                                                              3,800,064
       62,700   UNITED TECHNOLOGIES CORPORATION                                                                           4,075,500

                                                                                                                         12,427,756
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS - 1.81%
       43,000   W.W. GRAINGER INCORPORATED                                                                                3,321,320
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $157,812,643)                                                                                 180,461,796
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING - 8.57%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.22%
      403,780   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      403,780
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 8.35%
$      44,997   AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%         03/14/2008    $      45,002
      230,358   AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47          08/16/2007          230,463
       43,747   ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37          04/23/2007           43,613
      124,991   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30          04/25/2007          124,992
      124,991   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39          10/25/2007          124,997
      124,991   BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32          05/16/2008          125,003
      374,972   BANK OF AMERICA NA SERIES BKNT+/-                                         5.49          06/19/2007          375,002
      199,985   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                VALUE $200,076)                                                           5.49          04/02/2007          199,985
      274,979   BUCKINGHAM II CDO LLC                                                     5.32          04/26/2007          274,017
       59,995   CAIRN HIGH GRADE FUNDING I LLC++                                          5.30          05/31/2007           59,480
       99,992   CAIRN HIGH GRADE FUNDING I LLC                                            5.30          06/07/2007           99,031
       99,992   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31          05/03/2007           99,541
      124,991   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31          05/23/2007          124,063
       49,996   CAIRN HIGH GRADE FUNDING I LLC                                            5.32          06/04/2007           49,538
      129,990   CAIRN HIGH GRADE FUNDING I LLC++                                          5.32          06/21/2007          128,477
      249,981   CEDAR SPRINGS CAPITAL COMPANY++                                           5.30          06/07/2007          247,579
      142,929   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31          05/16/2007          142,014
       11,934   CEDAR SPRINGS CAPITAL COMPANY                                             5.31          04/13/2007           11,915
      165,787   CEDAR SPRINGS CAPITAL COMPANY                                             5.31          05/21/2007          164,605
       94,993   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31          06/14/2007           93,983
       68,530   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32          06/12/2007           67,822
       18,134   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32          06/13/2007           17,944
        5,675   CHEYNE FINANCE LLC                                                        5.26          04/18/2007            5,661
       49,996   CHEYNE FINANCE LLC                                                        5.31          06/19/2007           49,429
       22,298   CHEYNE FINANCE LLC                                                        5.32          05/14/2007           22,162
      324,975   CHEYNE FINANCE LLC+++/-                                                   5.34          02/25/2008          324,881
      124,991   CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33          07/16/2007          125,004
       49,996   CIT GROUP INCORPORATED+/-                                                 5.42          12/19/2007           50,028
       53,421   CIT GROUP INCORPORATED+/-                                                 5.57          09/20/2007           53,472
       55,121   CIT GROUP INCORPORATED+/-                                                 5.59          11/23/2007           55,188
    1,749,867   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,750,668)                5.49          04/02/2007        1,749,867
       24,998   COMERICA BANK+/-                                                          5.32          02/08/2008           24,898
      278,024   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38          04/10/2007          277,699
      112,491   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30          04/12/2007          112,327
      149,989   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32          04/20/2007          149,596
      124,991   CULLINAN FINANCE CORPORATION+++/-                                         5.32          02/12/2008          124,952
      249,981   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28          06/25/2007          249,976
      402,369   DEER VALLEY FUNDING LLC++                                                 5.29          04/19/2007          401,372
      187,486   DEER VALLEY FUNDING LLC++                                                 5.29          05/15/2007          186,312
       70,425   DEER VALLEY FUNDING LLC++                                                 5.31          04/11/2007           70,332
       74,994   DEER VALLEY FUNDING LLC                                                   5.34          05/07/2007           74,613
    1,548,432   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,549,139)             5.49          04/02/2007        1,548,431
      249,981   FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50          06/13/2007          250,016
       32,608   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29          07/06/2007           32,158
      155,043   FOX TROT CDO LIMITED++                                                    5.31          04/24/2007          154,546
       62,470   GENWORTH FINANCIAL INCORPORATED+/-                                        5.50          06/15/2007           62,491

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      99,992   GEORGE STREET FINANCE LLC++                                               5.33%         04/30/2007    $      99,584
      249,981   GREENWICH CAPITAL HOLDINGS                                                5.44          04/03/2007          249,944
      124,991   HARRIER FINANCE FUNDING LLC+++/-                                          5.31          01/11/2008          124,987
        9,999   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54          05/15/2007           10,000
        6,789   HUDSON-THAMES LLC++                                                       5.26          04/04/2007            6,788
       37,487   HUDSON-THAMES LLC                                                         5.29          04/30/2007           37,334
      174,987   IBM CORPORATION SERIES MTN+/-                                             5.35          06/28/2007          175,015
      324,975   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39          09/17/2007          324,975
      124,991   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32          04/24/2008          124,997
       29,998   K2 (USA) LLC+++/-                                                         5.30          07/16/2007           30,001
       49,996   K2 (USA) LLC+++/-                                                         5.33          09/28/2007           49,996
      499,962   KEEL CAPITAL INCORPORATED++                                               5.30          04/12/2007          499,232
       15,209   KESTREL FUNDING US LLC                                                    5.29          05/21/2007           15,100
      161,528   KLIO III FUNDING CORPORATION++                                            5.31          04/24/2007          161,009
       62,495   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33          06/26/2007           62,497
      188,721   LIBERTY HARBOUR CDO II LIMITED++                                          5.30          04/27/2007          188,032
       17,499   LIBERTY HARBOUR CDO II LIMITED++                                          5.39          04/13/2007           17,471
      105,492   METLIFE GLOBAL FUNDING I+++/-                                             5.43          10/05/2007          105,544
      124,991   MORGAN STANLEY+/-                                                         5.36          07/12/2007          124,991
      183,536   MORGAN STANLEY+/-                                                         5.48          07/27/2007          183,600
      124,991   MORGAN STANLEY+/-                                                         5.51          08/07/2007          124,991
    1,099,916   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $1,100,419)           5.49          04/02/2007        1,099,916
       23,123   MORGAN STANLEY SERIES EXL+/-SS.                                           5.38          05/15/2008           23,125
       19,998   NATIONAL CITY BANK+/-                                                     5.46          09/04/2007           20,000
      143,314   NATIONWIDE BUILDING SOCIETY+++/-                                          5.48          07/20/2007          143,389
       93,318   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32          05/09/2007           92,815
      249,981   NORTHERN ROCK PLC+++/-SS.                                                 5.34          05/05/2008          250,004
       72,213   PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30          04/15/2007           72,213
       24,998   PICAROS FUNDING PLC++                                                     5.29          06/22/2007           24,703
      142,489   PREMIUM ASSET TRUST+++/-                                                  5.47          12/21/2007          142,689
      124,991   PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37          12/16/2007          124,991
       94,993   PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37          08/27/2007           94,993
       20,223   RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34          09/24/2007           20,227
       62,850   REGENCY MARKETS #1 LLC++                                                  5.28          05/15/2007           62,457
      174,987   SAINT GERMAIN FUNDING                                                     5.31          04/19/2007          174,553
      114,991   SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39          04/11/2008          114,991
       19,998   SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26          08/20/2007           19,593
       99,992   SLM CORPORATION+++/-SS.                                                   5.32          05/12/2008          100,002
        9,999   STANFIELD VICTORIA FUNDING LLC++                                          5.27          04/16/2007            9,979
       94,793   STANFIELD VICTORIA FUNDING LLC++                                          5.31          04/25/2007           94,475
       88,823   TASMAN FUNDING INCORPORATED++                                             5.29          04/04/2007           88,797
       28,903   TRAVELERS INSURANCE COMPANY+/-                                            5.39          02/08/2008           28,902
      124,991   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33          06/15/2007          125,001
      124,991   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34          05/08/2008          125,004
       14,999   VERSAILLES CDS LLC++                                                      5.33          04/16/2007           14,968
      249,981   VETRA FINANCE CORPORATION                                                 5.31          06/12/2007          247,399
      113,056   WHISTLEJACKET CAPITAL LIMITED                                             5.30          04/23/2007          112,710

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      29,998   WINDMILL FUNDING CORPORATION                                              5.38%         04/02/2007    $      29,998
       87,493   WORLD OMNI VEHICLE LEASING++                                              5.30          04/18/2007           87,286
       49,996   WORLD OMNI VEHICLE LEASING++                                              5.36          04/19/2007           49,872

                                                                                                                         15,315,617
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,719,397)                                                               15,719,397
                                                                                                                      -------------

SHARES
SHORT-TERM INVESTMENTS - 3.62%
    6,637,065   WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                                             6,637,065

TOTAL SHORT-TERM INVESTMENTS (COST $6,637,065)                                                                            6,637,065
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $180,169,105)*                                    110.57%                                                       $ 202,818,258
OTHER ASSETS AND LIABILITIES, NET                       (10.57)                                                         (19,388,999)
                                                        ------                                                        -------------

TOTAL NET ASSETS                                        100.00%                                                       $ 183,429,259
                                                        ======                                                        =============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,637,065.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 99.89%

AMUSEMENT & RECREATION SERVICES - 0.50%
     10,300  TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                     $      224,540
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 3.20%
     12,900  AEROPOSTALE INCORPORATED+                                                                                   518,967
     13,400  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       386,858
      9,400  J. CREW GROUP INCORPORATED                                                                                  377,598
      2,900  UNDER ARMOUR INCORPORATED+<<                                                                                148,770

                                                                                                                       1,432,193
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 6.27%
     28,400  GUESS? INCORPORATED                                                                                       1,149,916
      7,700  PHILLIPS-VAN HEUSEN CORPORATION                                                                             452,760
     19,300  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       647,901
     19,400  WARNACO GROUP INCORPORATED                                                                                  550,960

                                                                                                                       2,801,537
                                                                                                                  --------------
BUSINESS SERVICES - 17.98%
      4,800  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+<<                                                             128,688
     36,000  APPLIX INCORPORATED                                                                                         482,760
      8,900  CAPELLA EDUCATION COMPANY+                                                                                  298,506
     22,900  COMSYS IT PARTNERS INCORPORATED                                                                             455,710
     31,300  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                         546,498
     25,000  DEALERTRACK HOLDINGS INCORPORATED+                                                                          768,000
      5,300  DIGITAL RIVER INCORPORATED+<<                                                                               292,825
     15,900  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                          214,809
     21,400  FALCONSTOR SOFTWARE INCORPORATED<<                                                                          222,988
     13,200  HURON CONSULTING GROUP INCORPORATED+                                                                        803,088
     29,000  INFOCROSSING INCORPORATED<<                                                                                 431,230
     30,728  OMNICELL INCORPORATED+                                                                                      642,830
     31,800  ON ASSIGNMENT INCORPORATED+                                                                                 394,638
     32,500  PHASE FORWARD INCORPORATED+                                                                                 426,725
     22,700  SALARY.COM INCORPORATED                                                                                     252,651
     22,900  SHANDA INTERACTIVE ENTERTAINMENT LIMITED<<                                                                  614,865
     35,500  SUMTOTAL SYSTEMS INCORPORATED                                                                               283,290
     19,600  VIGNETTE CORPORATION+                                                                                       363,972
     20,500  VOCUS INCORPORATED                                                                                          412,665

                                                                                                                       8,036,738
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 7.09%
     33,400  AMERICAN ORIENTAL BIOENGINEERING INCORPORATED<<                                                             313,626
     28,400  BIOMARIN PHARMACEUTICAL INCORPORATED<<                                                                      490,184
     10,000  DIGENE CORPORATION+                                                                                         424,100
     23,700  FUEL TECH INCORPORATED                                                                                      584,205
     19,600  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                                 858,088
     26,300  PHYSICIANS FORMULA HOLDING INCORPORATED                                                                     496,544

                                                                                                                       3,166,747
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMUNICATIONS - 2.66%
     19,600  CBEYOND INCORPORATED<<                                                                               $      574,868
      9,300  LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                   613,614

                                                                                                                       1,188,482
                                                                                                                  --------------
COMMUNICATIONS EQUIPMENT - 3.57%
     19,100  COMMSCOPE INCORPORATED<<                                                                                    819,390
     14,500  GENERAL CABLE CORPORATION<<                                                                                 774,735

                                                                                                                       1,594,125
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.66%
     29,500  QUANTA SERVICES INCORPORATED<<                                                                              743,990
                                                                                                                  --------------
EATING & DRINKING PLACES - 2.18%
      6,200  CHIPOTLE MEXICAN GRILL INCORPORATED<<                                                                       385,020
      8,500  JACK IN THE BOX INCORPORATED+                                                                               587,605

                                                                                                                         972,625
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.94%
     22,300  ATHEROS COMMUNICATIONS INCORPORATED<<                                                                       533,639
      8,448  COMTECH GROUP INCORPORATED<<                                                                                147,671
     11,100  DIODES INCORPORATED+<<                                                                                      386,835
     16,400  HOUSTON WIRE & CABLE COMPANY+<<                                                                             459,528
     13,200  NICE SYSTEMS LIMITED SPONSORED ADR                                                                          449,064
     17,100  OPNEXT INCORPORATED+                                                                                        252,909
     18,200  OPTIUM CORPORATION+                                                                                         353,262
     23,700  SILICON MOTION TECHNOLOGY CORPORATION                                                                       533,724
     32,200  ULTRA CLEAN HOLDINGS INCORPORATED+                                                                          557,060
      6,000  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                     320,280

                                                                                                                       3,993,972
                                                                                                                  --------------
FOOD STORES - 0.49%
     12,700  SUSSER HOLDINGS CORPORATION<<                                                                               220,345
                                                                                                                  --------------
FOOTWEAR - 4.43%
     21,000  CROCS INCORPORATED+<<                                                                                       992,250
     13,900  DECKERS OUTDOOR CORPORATION+                                                                                987,178

                                                                                                                       1,979,428
                                                                                                                  --------------
HEALTH SERVICES - 3.12%
     15,600  BIO-REFERENCE LABORATORIES INCORPORATED                                                                     396,240
     13,100  EMERGENCY MEDICAL SERVICES CORPORATION                                                                      385,926
     18,900  LHC GROUP INCORPORATED<<                                                                                    612,927

                                                                                                                       1,395,093
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.34%
     15,300  ACME PACKET INCORPORATED                                                                                    226,134
      8,200  GAMESTOP CORPORATION CLASS A                                                                                267,074
     13,000  MICROS SYSTEMS INCORPORATED+<<                                                                              701,870
     72,700  NUANCE COMMUNICATIONS INCORPORATED+<<                                                                     1,113,037

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     13,300  THE MIDDLEBY CORPORATION                                                                             $    1,753,472
     27,400  VERIFONE HOLDINGS INCORPORATED                                                                            1,006,402

                                                                                                                       5,067,989
                                                                                                                  --------------
INSURANCE CARRIERS - 0.63%
     17,250  CASTLEPOINT HOLDINGS LIMITED<<                                                                              282,038
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.62%
     14,250  ACCURAY INCORPORATED<<                                                                                      316,920
     26,100  HOLOGIC INCORPORATED+                                                                                     1,504,404
     26,700  ICON PLC                                                                                                  1,137,420

                                                                                                                       2,958,744
                                                                                                                  --------------
Medical Equipment & Supplies - 2.21%
     12,800  CONCEPTUS INCORPORATED+                                                                                     256,000
     25,300  CYNOSURE INCORPORATED                                                                                       729,905

                                                                                                                         985,905
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 2.70%
      8,800  DICK'S SPORTING GOODS INCORPORATED<<                                                                        512,688
      2,600  NUTRI SYSTEM INCORPORATED+                                                                                  136,266
     13,900  ZUMIEZ INCORPORATED+<<                                                                                      557,668

                                                                                                                       1,206,622
                                                                                                                  --------------
OIL & GAS EXTRACTION - 5.32%
     28,500  ARENA RESOURCES INCORPORATED                                                                              1,428,420
     25,300  CNX GAS CORPORATION<<                                                                                       716,749
     44,600  KODIAK OIL & GAS CORPORATION                                                                                232,812

                                                                                                                       2,377,981
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.52%
     14,700  WORLD FUEL SERVICES CORPORATION                                                                             680,022
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.03%
      6,200  CONSOLIDATED GRAPHICS INCORPORATED+                                                                         459,110
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.84%
      8,900  FCSTONE GROUP INCORPORATED+                                                                                 332,148
     13,500  KNIGHT CAPITAL GROUP INCORPORATED CLASS A                                                                   213,840
     43,200  MARKETAXESS HOLDINGS INCORPORATED+<<                                                                        723,168

                                                                                                                       1,269,156
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 1.40%
     26,400  FORCE PROTECTION INCORPORATED<<                                                                             495,264
      5,700  SPARTAN MOTORS INCORPORATED                                                                                 132,297

                                                                                                                         627,561
                                                                                                                  --------------
WATER TRANSPORTATION - 0.53%
      7,600  AMERICAN COMMERCIAL LINES INCORPORATED<<                                                                    239,020
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 1.66%
      9,300  WIMM-BILL-DANN FOODS OJSC ADR                                                                        $      742,696
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $42,292,383)                                                                                44,646,659
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 34.90%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.90%
    400,690  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      400,690
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 34.00%
$    44,652  AMERICAN GENERAL FINANCE CORPORATION+++/-                                  5.37%       03/14/2008            44,658
    228,595  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007           228,700
     43,412  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.37        04/23/2007            43,279
    124,034  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                          5.30        04/25/2007           124,035
    124,034  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                         5.39        10/25/2007           124,040
    124,034  BANCO SANTANDER TOTTA LOAN+++/-SS.                                         5.32        05/16/2008           124,046
    372,102  BANK OF AMERICA NA SERIES BKNT+/-                                          5.49        06/19/2007           372,132
    198,455  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $198,545)                                                  5.49        04/02/2007           198,455
    272,875  BUCKINGHAM II CDO LLC                                                      5.32        04/26/2007           271,920
     59,536  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        05/31/2007            59,025
     99,227  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/07/2007            98,274
     99,227  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/03/2007            98,780
    124,034  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/23/2007           123,114
     49,614  CAIRN HIGH GRADE FUNDING I LLC                                             5.32        06/04/2007            49,159
    128,995  CAIRN HIGH GRADE FUNDING I LLC++                                           5.32        06/21/2007           127,494
    248,068  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/07/2007           245,684
    141,835  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        05/16/2007           140,928
     11,843  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        04/13/2007            11,824
    164,519  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        05/21/2007           163,346
     94,266  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        06/14/2007            93,264
     68,005  CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/12/2007            67,303
     17,995  CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/13/2007            17,806
      5,631  CHEYNE FINANCE LLC                                                         5.26        04/18/2007             5,618
     49,614  CHEYNE FINANCE LLC                                                         5.31        06/19/2007            49,051
     22,128  CHEYNE FINANCE LLC                                                         5.32        05/14/2007            21,992
    322,489  CHEYNE FINANCE LLC+++/-                                                    5.34        02/25/2008           322,395
    124,034  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.33        07/16/2007           124,048
     49,614  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007            49,645
     53,012  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007            53,063
     54,699  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007            54,766
  1,736,477  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,737,271)                 5.49        04/02/2007         1,736,477
     24,807  COMERICA BANK+/-                                                           5.32        02/08/2008            24,708
    275,896  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                               5.38        04/10/2007           275,574
    111,631  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.30        04/12/2007           111,468
    148,841  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.32        04/20/2007           148,451
    124,034  CULLINAN FINANCE CORPORATION+++/-                                          5.32        02/12/2008           123,996
    248,068  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                              5.28        06/25/2007           248,063

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   399,291  DEER VALLEY FUNDING LLC++                                                  5.29%       04/19/2007    $      398,300
    186,051  DEER VALLEY FUNDING LLC++                                                  5.29        05/15/2007           184,886
     69,886  DEER VALLEY FUNDING LLC++                                                  5.31        04/11/2007            69,794
     74,420  DEER VALLEY FUNDING LLC                                                    5.34        05/07/2007            74,042
  1,536,583  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,537,286)              5.49        04/02/2007         1,536,583
    248,068  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                  5.50        06/13/2007           248,103
     32,358  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        07/06/2007            31,911
    153,857  FOX TROT CDO LIMITED++                                                     5.31        04/24/2007           153,363
     61,992  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007            62,013
     99,227  GEORGE STREET FINANCE LLC++                                                5.33        04/30/2007            98,822
    248,068  GREENWICH CAPITAL HOLDINGS                                                 5.44        04/03/2007           248,031
    124,034  HARRIER FINANCE FUNDING LLC+++/-                                           5.31        01/11/2008           124,030
      9,923  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                                5.54        05/15/2007             9,924
      6,738  HUDSON-THAMES LLC++                                                        5.26        04/04/2007             6,736
     37,200  HUDSON-THAMES LLC                                                          5.29        04/30/2007            37,049
    173,648  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007           173,676
    322,489  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007           322,489
    124,034  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 5.32        04/24/2008           124,040
     29,768  K2 (USA) LLC+++/-                                                          5.30        07/16/2007            29,771
     49,614  K2 (USA) LLC+++/-                                                          5.33        09/28/2007            49,614
    496,136  KEEL CAPITAL INCORPORATED++                                                5.30        04/12/2007           495,412
     15,092  KESTREL FUNDING US LLC                                                     5.29        05/21/2007            14,985
    160,292  KLIO III FUNDING CORPORATION++                                             5.31        04/24/2007           159,777
     62,017  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007            62,019
    187,277  LIBERTY HARBOUR CDO II LIMITED++                                           5.30        04/27/2007           186,593
     17,365  LIBERTY HARBOUR CDO II LIMITED++                                           5.39        04/13/2007            17,337
    104,685  METLIFE GLOBAL FUNDING I+++/-                                              5.43        10/05/2007           104,736
    124,034  MORGAN STANLEY+/-                                                          5.36        07/12/2007           124,034
    182,132  MORGAN STANLEY+/-                                                          5.48        07/27/2007           182,195
    124,034  MORGAN STANLEY+/-                                                          5.51        08/07/2007           124,034
  1,091,500  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $1,091,999)            5.49        04/02/2007         1,091,500
     22,946  MORGAN STANLEY SERIES EXL+/-SS.                                            5.38        05/15/2008            22,948
     19,845  NATIONAL CITY BANK+/-                                                      5.46        09/04/2007            19,847
    142,217  NATIONWIDE BUILDING SOCIETY+++/-                                           5.48        07/20/2007           142,291
     92,604  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.32        05/09/2007            92,105
    248,068  NORTHERN ROCK PLC+++/-SS.                                                  5.34        05/05/2008           248,091
     71,660  PARAGON MORTGAGES PLC SERIES 12A+++/-                                      5.30        04/15/2007            71,660
     24,807  PICAROS FUNDING PLC++                                                      5.29        06/22/2007            24,514
    141,399  PREMIUM ASSET TRUST+++/-                                                   5.47        12/21/2007           141,597
    124,034  PREMIUM ASSET TRUST SERIES 06-B+++/-                                       5.37        12/16/2007           124,034
     94,266  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.37        08/27/2007            94,266
     20,069  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.34        09/24/2007            20,073
     62,369  REGENCY MARKETS #1 LLC++                                                   5.28        05/15/2007            61,979
    173,648  SAINT GERMAIN FUNDING                                                      5.31        04/19/2007           173,217
    114,111  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.39        04/11/2008           114,111
     19,845  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.26        08/20/2007            19,443
     99,227  SLM CORPORATION+++/-SS.                                                    5.32        05/12/2008            99,237

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     9,923  STANFIELD VICTORIA FUNDING LLC++                                           5.27%       04/16/2007    $        9,902
     94,067  STANFIELD VICTORIA FUNDING LLC++                                           5.31        04/25/2007            93,752
     88,144  TASMAN FUNDING INCORPORATED++                                              5.29        04/04/2007            88,118
     28,682  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            28,681
    124,034  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                         5.33        06/15/2007           124,044
    124,034  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                      5.34        05/08/2008           124,048
     14,884  VERSAILLES CDS LLC++                                                       5.33        04/16/2007            14,854
    248,068  VETRA FINANCE CORPORATION                                                  5.31        06/12/2007           245,506
    112,191  WHISTLEJACKET CAPITAL LIMITED                                              5.30        04/23/2007           111,848
     29,768  WINDMILL FUNDING CORPORATION                                               5.38        04/02/2007            29,768
     86,824  WORLD OMNI VEHICLE LEASING++                                               5.30        04/18/2007            86,622
     49,614  WORLD OMNI VEHICLE LEASING++                                               5.36        04/19/2007            49,487

                                                                                                                      15,198,423
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,599,113)                                                            15,599,113
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $57,891,496)*                         134.79%                                                               $   60,245,772

OTHER ASSETS AND LIABILITIES, NET           (34.79)                                                                  (15,549,520)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   44,696,252
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.40%

BUSINESS SERVICES - 2.04%
    233,200   CISCO SYSTEMS INCORPORATED+                                                                         $    5,953,596
    380,900   MICROSOFT CORPORATION                                                                                   10,615,683

                                                                                                                      16,569,279
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 12.93%
    247,375   ABBOTT LABORATORIES                                                                                     13,803,525
    108,372   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    8,007,607
     83,400   COLGATE-PALMOLIVE COMPANY                                                                                5,570,286
    389,834   E.I. DU PONT DE NEMOURS & COMPANY                                                                       19,269,495
    159,015   JOHNSON & JOHNSON                                                                                        9,582,244
    625,735   PFIZER INCORPORATED                                                                                     15,806,066
    283,260   PROCTER & GAMBLE COMPANY                                                                                17,890,702
    136,981   ROHM & HAAS COMPANY                                                                                      7,084,657
    161,500   WYETH                                                                                                    8,079,845

                                                                                                                     105,094,427
                                                                                                                  --------------
COMMUNICATIONS - 4.98%
     83,350   ALLTEL CORPORATION                                                                                       5,167,700
    429,515   AT&T INCORPORATED                                                                                       16,935,776
    443,786   VERIZON COMMUNICATIONS INCORPORATED                                                                     16,828,365
    103,683   WINDSTREAM CORPORATION                                                                                   1,523,103

                                                                                                                      40,454,944
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 14.06%
    514,530   BANK OF AMERICA CORPORATION                                                                             26,251,321
    646,390   CITIGROUP INCORPORATED<<                                                                                33,185,663
    100,525   FIFTH THIRD BANCORP                                                                                      3,889,312
    424,565   JPMORGAN CHASE & COMPANY                                                                                20,540,455
    334,031   US BANCORP                                                                                              11,681,064
    339,065   WACHOVIA CORPORATION                                                                                    18,665,528

                                                                                                                     114,213,343
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.25%
    224,670   MCDONALD'S CORPORATION                                                                                  10,121,384
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 6.90%
      1,850   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                90,188
     97,958   DOMINION RESOURCES INCORPORATED<<                                                                        8,695,732
      2,700   EDISON INTERNATIONAL                                                                                       132,651
      2,300   EXELON CORPORATION                                                                                         158,033
    148,645   FIRSTENERGY CORPORATION<<                                                                                9,846,245
    225,870   FPL GROUP INCORPORATED<<                                                                                13,816,468
     47,500   KINDER MORGAN INCORPORATED                                                                               5,056,375
    332,000   MDU RESOURCES GROUP INCORPORATED                                                                         9,541,680
    105,315   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             8,745,358

                                                                                                                      56,082,730
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.46%
    277,150   EMERSON ELECTRIC COMPANY                                                                            $   11,942,394
    698,094   GENERAL ELECTRIC COMPANY                                                                                24,684,604
    366,260   MOTOROLA INCORPORATED<<                                                                                  6,471,814
    410,770   NOKIA OYJ ADR                                                                                            9,414,848

                                                                                                                      52,513,660
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.11%
    217,660   FORTUNE BRANDS INCORPORATED                                                                             17,155,961
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.59%
    203,495   PEPSICO INCORPORATED                                                                                    12,934,142
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 2.72%
    114,804   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                               5,171,920
    285,145   TARGET CORPORATION                                                                                      16,897,693

                                                                                                                      22,069,613
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.98%
    101,791   3M COMPANY                                                                                               7,779,886
    332,795   HEWLETT-PACKARD COMPANY                                                                                 13,358,391
    471,950   INTEL CORPORATION                                                                                        9,028,404
    109,542   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                           10,325,429

                                                                                                                      40,492,110
                                                                                                                  --------------
INSURANCE CARRIERS - 9.10%
    201,095   ALLSTATE CORPORATION                                                                                    12,077,766
    273,893   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               18,411,087
    232,130   METLIFE INCORPORATED                                                                                    14,659,010
    399,550   TRAVELERS COMPANIES INCORPORATED                                                                        20,684,704
    100,000   WELLPOINT INCORPORATED+                                                                                  8,110,000

                                                                                                                      73,942,567
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.52%
     54,459   BECTON DICKINSON & COMPANY                                                                               4,187,353
                                                                                                                  --------------
MOTION PICTURES - 1.65%
    388,250   TIME WARNER INCORPORATED                                                                                 7,656,290
    168,090   WALT DISNEY COMPANY                                                                                      5,787,339

                                                                                                                      13,443,629
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.54%
     88,900   AMERICAN CAPITAL STRATEGIES LIMITED                                                                      3,939,159
    227,860   AMERICAN EXPRESS COMPANY                                                                                12,851,304
     78,000   CAPITAL ONE FINANCIAL CORPORATION                                                                        5,885,880
    162,000   CAPITALSOURCE INCORPORATED                                                                               4,071,060
     59,000   COUNTRYWIDE FINANCIAL CORPORATION                                                                        1,984,760

                                                                                                                      28,732,163
                                                                                                                  --------------
OIL & GAS EXTRACTION - 1.54%
      2,000   ANADARKO PETROLEUM CORPORATION                                                                              85,960

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (CONTINUED)
    259,200   HALLIBURTON COMPANY<<                                                                               $    8,227,008
      2,200   SCHLUMBERGER LIMITED                                                                                       152,020
     68,775   TIDEWATER INCORPORATED<<                                                                                 4,028,840

                                                                                                                      12,493,828
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 12.19%
    114,158   BP PLC ADR                                                                                               7,391,731
    354,270   CHEVRON CORPORATION                                                                                     26,201,809
    326,250   CONOCOPHILLIPS<<                                                                                        22,299,188
    440,386   EXXON MOBIL CORPORATION<<                                                                               33,227,124
     80,000   MARATHON OIL CORPORATION                                                                                 7,906,400
     31,125   VALERO ENERGY CORPORATION                                                                                2,007,251

                                                                                                                      99,033,503
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.40%
     54,647   AMERIPRISE FINANCIAL INCORPORATED                                                                        3,122,530
     25,450   GOLDMAN SACHS GROUP INCORPORATED                                                                         5,258,734
     48,000   MERRILL LYNCH & COMPANY INCORPORATED                                                                     3,920,160
    298,175   MORGAN STANLEY                                                                                          23,484,263

                                                                                                                      35,785,687
                                                                                                                  --------------
TOBACCO PRODUCTS - 1.79%
    165,800   ALTRIA GROUP INCORPORATED                                                                               14,558,898
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.86%
    288,780   HONEYWELL INTERNATIONAL INCORPORATED                                                                    13,301,206
    152,600   UNITED TECHNOLOGIES CORPORATION                                                                          9,919,000

                                                                                                                      23,220,206
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.79%
    189,900   SYSCO CORPORATION                                                                                        6,424,312
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $575,692,215)                                                                              799,523,739
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 12.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.32%
  2,609,159   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   2,609,159
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.18%
$   290,761   AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%       03/14/2008           290,798
  1,488,532   AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47        08/16/2007         1,489,217
    282,684   ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37        04/23/2007           281,819
    807,668   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30        04/25/2007           807,676
    807,668   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39        10/25/2007           807,708
    807,668   BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32        05/16/2008           807,749
  2,423,004   BANK OF AMERICA NA SERIES BKNT+/-                                         5.49        06/19/2007         2,423,198
  1,292,269   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
              (MATURITY VALUE $1,292,860)                                               5.49        04/02/2007         1,292,269

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,776,870   BUCKINGHAM II CDO LLC                                                     5.32%       04/26/2007    $    1,770,651
    387,681   CAIRN HIGH GRADE FUNDING I LLC++                                          5.30        05/31/2007           384,350
    646,134   CAIRN HIGH GRADE FUNDING I LLC                                            5.30        06/07/2007           639,925
    646,134   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31        05/03/2007           643,220
    807,668   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31        05/23/2007           801,675
    323,067   CAIRN HIGH GRADE FUNDING I LLC                                            5.32        06/04/2007           320,105
    839,975   CAIRN HIGH GRADE FUNDING I LLC++                                          5.32        06/21/2007           830,197
  1,615,336   CEDAR SPRINGS CAPITAL COMPANY++                                           5.30        06/07/2007         1,599,813
    923,585   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31        05/16/2007           917,674
     77,116   CEDAR SPRINGS CAPITAL COMPANY                                             5.31        04/13/2007            76,993
  1,071,291   CEDAR SPRINGS CAPITAL COMPANY                                             5.31        05/21/2007         1,063,653
    613,828   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31        06/14/2007           607,303
    442,828   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32        06/12/2007           438,254
    117,176   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32        06/13/2007           115,948
     36,668   CHEYNE FINANCE LLC                                                        5.26        04/18/2007            36,583
    323,067   CHEYNE FINANCE LLC                                                        5.31        06/19/2007           319,400
    144,088   CHEYNE FINANCE LLC                                                        5.32        05/14/2007           143,208
  2,099,937   CHEYNE FINANCE LLC+++/-                                                   5.34        02/25/2008         2,099,328
    807,668   CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33        07/16/2007           807,757
    323,067   CIT GROUP INCORPORATED+/-                                                 5.42        12/19/2007           323,271
    345,197   CIT GROUP INCORPORATED+/-                                                 5.57        09/20/2007           345,525
    356,182   CIT GROUP INCORPORATED+/-                                                 5.59        11/23/2007           356,616
 11,307,353   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $11,312,526)               5.49        04/02/2007        11,307,353
    161,534   COMERICA BANK+/-                                                          5.32        02/08/2008           160,887
  1,796,545   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38        04/10/2007         1,794,443
    726,901   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30        04/12/2007           725,840
    969,202   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32        04/20/2007           966,662
    807,668   CULLINAN FINANCE CORPORATION+++/-                                         5.32        02/12/2008           807,418
  1,615,336   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28        06/25/2007         1,615,304
  2,600,045   DEER VALLEY FUNDING LLC++                                                 5.29        04/19/2007         2,593,597
  1,211,502   DEER VALLEY FUNDING LLC++                                                 5.29        05/15/2007         1,203,918
    455,073   DEER VALLEY FUNDING LLC++                                                 5.31        04/11/2007           454,476
    484,601   DEER VALLEY FUNDING LLC                                                   5.34        05/07/2007           482,134
 10,005,710   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $10,010,287)            5.49        04/02/2007        10,005,709
  1,615,336   FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50        06/13/2007         1,615,562
    210,704   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29        07/06/2007           207,797
  1,001,864   FOX TROT CDO LIMITED++                                                    5.31        04/24/2007           998,648
    403,673   GENWORTH FINANCIAL INCORPORATED+/-                                        5.50        06/15/2007           403,806
    646,134   GEORGE STREET FINANCE LLC++                                               5.33        04/30/2007           643,498
  1,615,336   GREENWICH CAPITAL HOLDINGS                                                5.44        04/03/2007         1,615,094
    807,668   HARRIER FINANCE FUNDING LLC+++/-                                          5.31        01/11/2008           807,644
     64,613   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54        05/15/2007            64,619
     43,873   HUDSON-THAMES LLC++                                                       5.26        04/04/2007            43,860
    242,236   HUDSON-THAMES LLC                                                         5.29        04/30/2007           241,247
  1,130,735   IBM CORPORATION SERIES MTN+/-                                             5.35        06/28/2007         1,130,916
  2,099,937   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39        09/17/2007         2,099,937

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
  $ 807,668   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32%       04/24/2008    $      807,708
    193,840   K2 (USA) LLC+++/-                                                         5.30        07/16/2007           193,860
    323,067   K2 (USA) LLC+++/-                                                         5.33        09/28/2007           323,067
  3,230,672   KEEL CAPITAL INCORPORATED++                                               5.30        04/12/2007         3,225,955
     98,277   KESTREL FUNDING US LLC                                                    5.29        05/21/2007            97,576
  1,043,766   KLIO III FUNDING CORPORATION++                                            5.31        04/24/2007         1,040,415
    403,834   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33        06/26/2007           403,846
  1,219,482   LIBERTY HARBOUR CDO II LIMITED++                                          5.30        04/27/2007         1,215,031
    113,074   LIBERTY HARBOUR CDO II LIMITED++                                          5.39        04/13/2007           112,893
    681,672   METLIFE GLOBAL FUNDING I+++/-                                             5.43        10/05/2007           682,006
    807,668   MORGAN STANLEY+/-                                                         5.36        07/12/2007           807,668
  1,185,980   MORGAN STANLEY+/-                                                         5.48        07/27/2007         1,186,395
    807,668   MORGAN STANLEY+/-                                                         5.51        08/07/2007           807,668
  7,107,479   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $7,110,731)           5.49        04/02/2007         7,107,479
    149,419   MORGAN STANLEY SERIES EXL+/-SS.                                           5.38        05/15/2008           149,428
    129,227   NATIONAL CITY BANK+/-                                                     5.46        09/04/2007           129,240
    926,072   NATIONWIDE BUILDING SOCIETY+++/-                                          5.48        07/20/2007           926,554
    603,005   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32        05/09/2007           599,755
  1,615,336   NORTHERN ROCK PLC+++/-SS.                                                 5.34        05/05/2008         1,615,482
    466,628   PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30        04/15/2007           466,628
    161,534   PICAROS FUNDING PLC++                                                     5.29        06/22/2007           159,629
    920,742   PREMIUM ASSET TRUST+++/-                                                  5.47        12/21/2007           922,031
    807,668   PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37        12/16/2007           807,668
    613,828   PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37        08/27/2007           613,828
    130,681   RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34        09/24/2007           130,706
    406,128   REGENCY MARKETS #1 LLC++                                                  5.28        05/15/2007           403,585
  1,130,735   SAINT GERMAIN FUNDING                                                     5.31        04/19/2007         1,127,931
    743,055   SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39        04/11/2008           743,055
    129,227   SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26        08/20/2007           126,604
    646,134   SLM CORPORATION+++/-SS.                                                   5.32        05/12/2008           646,199
     64,613   STANFIELD VICTORIA FUNDING LLC++                                          5.27        04/16/2007            64,482
    612,535   STANFIELD VICTORIA FUNDING LLC++                                          5.31        04/25/2007           610,483
    573,961   TASMAN FUNDING INCORPORATED++                                             5.29        04/04/2007           573,795
    186,765   TRAVELERS INSURANCE COMPANY+/-                                            5.39        02/08/2008           186,761
    807,668   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33        06/15/2007           807,733
    807,668   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34        05/08/2008           807,757
     96,920   VERSAILLES CDS LLC++                                                      5.33        04/16/2007            96,722
  1,615,336   VETRA FINANCE CORPORATION                                                 5.31        06/12/2007         1,598,650
    730,552   WHISTLEJACKET CAPITAL LIMITED                                             5.30        04/23/2007           728,316
    193,840   WINDMILL FUNDING CORPORATION                                              5.38        04/02/2007           193,840
    565,368   WORLD OMNI VEHICLE LEASING++                                              5.30        04/18/2007           564,050
    323,067   WORLD OMNI VEHICLE LEASING++                                              5.36        04/19/2007           322,266

                                                                                                                      98,966,997
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $101,576,156)                                                          101,576,156
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 0.95%
  7,754,418   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $    7,754,418

TOTAL SHORT-TERM INVESTMENTS (COST $7,754,418)                                                                         7,754,418
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $685,022,789)*                                             111.85%                                          $  908,854,313

OTHER ASSETS AND LIABILITIES, NET                                (11.85)                                             (96,284,130)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  812,570,183
                                                                 ======                                           ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,754,418.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 99.10%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.95%
     95,100  PHILLIPS-VAN HEUSEN CORPORATION<<                                                                    $    5,591,880
                                                                                                                  --------------
BIOPHARMACEUTICALS - 0.53%
     40,800  GILEAD SCIENCES INCORPORATED+                                                                             3,121,200
                                                                                                                  --------------
BUSINESS SERVICES - 1.61%
    164,300  CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                                    3,460,158
    474,900  SUN MICROSYSTEMS INCORPORATED+                                                                            2,854,149
    121,200  SYNOPSYS INCORPORATED+                                                                                    3,179,076

                                                                                                                       9,493,383
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 7.88%
    266,900  CELANESE CORPORATION CLASS A                                                                              8,231,196
     83,600  E.I. DU PONT DE NEMOURS & COMPANY                                                                         4,132,348
    233,000  MERCK & COMPANY INCORPORATED                                                                             10,291,610
    580,000  PFIZER INCORPORATED                                                                                      14,650,800
    144,900  PROCTER & GAMBLE COMPANY                                                                                  9,151,884

                                                                                                                      46,457,838
                                                                                                                  --------------
COMMUNICATIONS - 7.84%
     83,100  AMERICA MOVIL SA DE CV ADR SERIES L                                                                       3,971,349
    471,000  AT&T INCORPORATED                                                                                        18,571,530
    257,000  GRUPO TELEVISA SA ADR                                                                                     7,658,600
     76,000  IAC INTERACTIVECORP<<+                                                                                    2,865,960
    212,700  ROGERS COMMUNICATIONS INCORPORATED CLASS A                                                                6,968,052
    162,900  VERIZON COMMUNICATIONS INCORPORATED                                                                       6,177,168

                                                                                                                      46,212,659
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.93%
    178,200  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                          5,479,650
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 12.45%
    473,000  BANK OF AMERICA CORPORATION                                                                              24,132,460
    414,300  CITIGROUP INCORPORATED                                                                                   21,270,162
    330,000  JPMORGAN CHASE & COMPANY                                                                                 15,965,400
    186,000  KEYCORP                                                                                                   6,969,420
     91,000  WACHOVIA CORPORATION                                                                                      5,009,550

                                                                                                                      73,346,992
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.09%
    142,500  MCDONALD'S CORPORATION                                                                                    6,419,625
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 4.97%
    235,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             11,456,250
    196,000  COVANTA HOLDING CORPORATION+                                                                              4,347,280
    162,800  EDISON INTERNATIONAL                                                                                      7,998,364
    192,700  WILLIAMS COMPANIES INCORPORATED                                                                           5,484,242

                                                                                                                      29,286,136
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.60%
     64,400  COOPER INDUSTRIES LIMITED CLASS A                                                                    $    2,897,356
    150,000  GENERAL ELECTRIC COMPANY                                                                                  5,304,000
     62,000  HARRIS CORPORATION                                                                                        3,158,900
    108,800  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   6,591,104
    270,000  MICRON TECHNOLOGY INCORPORATED+                                                                           3,261,600

                                                                                                                      21,212,960
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 3.62%
    159,300  ARCHER DANIELS MIDLAND COMPANY                                                                            5,846,310
    174,200  H.J. HEINZ COMPANY                                                                                        8,208,304
     77,000  MOLSON COORS BREWING COMPANY                                                                              7,285,740

                                                                                                                      21,340,354
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 3.30%
     53,700  JC PENNEY COMPANY INCORPORATED<<                                                                          4,411,992
     36,100  SEARS HOLDINGS CORPORATION<<+                                                                             6,503,776
    181,400  WAL-MART STORES INCORPORATED                                                                              8,516,730

                                                                                                                      19,432,498
                                                                                                                  --------------
HEALTH SERVICES - 0.41%
     33,600  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      2,437,008
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.91%
    122,000  HEALTH CARE REIT INCORPORATED<<                                                                           5,355,800
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.74%
     21,000  CUMMINS INCORPORATED                                                                                      3,039,120
    178,700  HEWLETT-PACKARD COMPANY                                                                                   7,173,018
     46,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               4,335,960
     59,900  SPX CORPORATION                                                                                           4,204,980
     46,100  TEREX CORPORATION<<+                                                                                      3,308,136

                                                                                                                      22,061,214
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.49%
     76,400  AON CORPORATION                                                                                           2,900,144
                                                                                                                  --------------
INSURANCE CARRIERS - 9.13%
    104,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 6,990,880
     80,600  CIGNA CORPORATION                                                                                        11,498,396
     78,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            7,455,240
     83,000  LINCOLN NATIONAL CORPORATION                                                                              5,626,570
     85,600  PMI GROUP INCORPORATED                                                                                    3,870,832
    114,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                        10,289,640
    156,400  TRAVELERS COMPANIES INCORPORATED                                                                          8,096,828

                                                                                                                      53,828,386
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.42%
     33,900  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                           $    3,036,423
    114,200  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    5,338,850

                                                                                                                       8,375,273
                                                                                                                  --------------
METAL MINING - 1.80%
    160,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    10,590,400
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.50%
    107,200  MATTEL INCORPORATED                                                                                       2,955,504
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 2.15%
     33,000  EXPRESS SCRIPTS INCORPORATED<<+                                                                           2,663,760
    119,200  OFFICEMAX INCORPORATED                                                                                    6,286,608
    137,000  RADIOSHACK CORPORATION<<                                                                                  3,703,110

                                                                                                                      12,653,478
                                                                                                                  --------------
MOTION PICTURES - 1.02%
    173,800  WALT DISNEY COMPANY                                                                                       5,983,934
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.48%
     83,300  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       2,802,212
                                                                                                                  --------------
OIL & GAS EXTRACTION - 3.65%
     70,000  ANADARKO PETROLEUM CORPORATION                                                                            3,008,600
    600,000  CHESAPEAKE ENERGY CORPORATION                                                                            18,528,000

                                                                                                                      21,536,600
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.84%
     75,300  CHEVRON CORPORATION                                                                                       5,569,188
    338,000  EXXON MOBIL CORPORATION                                                                                  25,502,100
     30,500  MARATHON OIL CORPORATION                                                                                  3,014,315
    187,600  VALERO ENERGY CORPORATION                                                                                12,098,324

                                                                                                                      46,183,927
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 1.06%
    144,000  STEEL DYNAMICS INCORPORATED                                                                               6,220,800
                                                                                                                  --------------
REAL ESTATE - 0.61%
     34,600  JONES LANG LASALLE INCORPORATED                                                                           3,608,088
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.21%
     89,100  AMERIPRISE FINANCIAL INCORPORATED                                                                         5,091,174
     73,300  BEAR STEARNS COMPANIES INCORPORATED                                                                      11,020,655
     75,500  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     5,290,285
    127,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                     10,372,090
     61,500  MORGAN STANLEY                                                                                            4,843,740

                                                                                                                      36,617,944
                                                                                                                  --------------
TOBACCO PRODUCTS - 2.23%
    150,000  ALTRIA GROUP INCORPORATED                                                                                13,171,500
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
TRANSPORTATION BY AIR - 0.70%
    108,800  UAL CORPORATION+                                                                                     $    4,152,896
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.05%
     63,600  GOODRICH CORPORATION                                                                                      3,274,128
    106,850  TRINITY INDUSTRIES INCORPORATED<<                                                                         4,479,152
     66,900  UNITED TECHNOLOGIES CORPORATION                                                                           4,348,500

                                                                                                                      12,101,780
                                                                                                                  --------------
TRAVEL & RECREATION - 0.75%
    189,900  EXPEDIA INCORPORATED<<+                                                                                   4,401,882
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 2.24%
    161,100  AMERISOURCEBERGEN CORPORATION                                                                             8,498,025
     80,200  MCKESSON CORPORATION                                                                                      4,694,908

                                                                                                                      13,192,933
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 0.94%
     80,800  KIMBERLY-CLARK CORPORATION                                                                                5,533,992
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $511,292,185)                                                                              584,060,870
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 5.58%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.15%
    844,028  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      844,028
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.43%
$    94,057  AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%        03/14/2008            94,069
    481,521  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         08/16/2007           481,742
     91,444  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37         04/23/2007            91,165
    261,270  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30         04/25/2007           261,273
    261,270  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39         10/25/2007           261,283
    261,270  BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32         05/16/2008           261,296
    783,810  BANK OF AMERICA NA SERIES BKNT+/-                                         5.49         06/19/2007           783,873
    418,032  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $418,223)                                                 5.49         04/02/2007           418,032
    574,794  BUCKINGHAM II CDO LLC                                                     5.32         04/26/2007           572,782
    125,410  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         05/31/2007           124,332
    209,016  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/07/2007           207,007
    209,016  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/03/2007           208,073
    261,270  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/23/2007           259,331
    104,508  CAIRN HIGH GRADE FUNDING I LLC                                            5.32         06/04/2007           103,550
    271,721  CAIRN HIGH GRADE FUNDING I LLC++                                          5.32         06/21/2007           268,558
    522,540  CEDAR SPRINGS CAPITAL COMPANY++                                           5.30         06/07/2007           517,518
    298,767  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         05/16/2007           296,855
     24,946  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         04/13/2007            24,906
    346,548  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         05/21/2007           344,078
    198,565  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         06/14/2007           196,454
    143,249  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/12/2007           141,769
     37,905  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/13/2007            37,508
     11,862  CHEYNE FINANCE LLC                                                        5.26         04/18/2007            11,834

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   104,508  CHEYNE FINANCE LLC                                                        5.31%        06/19/2007    $      103,322
     46,611  CHEYNE FINANCE LLC                                                        5.32         05/14/2007            46,326
    679,302  CHEYNE FINANCE LLC+++/-                                                   5.34         02/25/2008           679,105
    261,270  CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33         07/16/2007           261,299
    104,508  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007           104,574
    111,667  CIT GROUP INCORPORATED+/-                                                 5.57         09/20/2007           111,773
    115,220  CIT GROUP INCORPORATED+/-                                                 5.59         11/23/2007           115,361
  3,657,779  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,659,453)                5.49         04/02/2007         3,657,779
     52,254  COMERICA BANK+/-                                                          5.32         02/08/2008            52,045
    581,158  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38         04/10/2007           580,478
    235,143  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30         04/12/2007           234,800
    313,524  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32         04/20/2007           312,703
    261,270  CULLINAN FINANCE CORPORATION+++/-                                         5.32         02/12/2008           261,189
    522,540  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28         06/25/2007           522,529
    841,080  DEER VALLEY FUNDING LLC++                                                 5.29         04/19/2007           838,994
    391,905  DEER VALLEY FUNDING LLC++                                                 5.29         05/15/2007           389,452
    147,210  DEER VALLEY FUNDING LLC++                                                 5.31         04/11/2007           147,017
    156,762  DEER VALLEY FUNDING LLC                                                   5.34         05/07/2007           155,964
  3,236,715  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $3,238,196)             5.49         04/02/2007         3,236,715
    522,540  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50         06/13/2007           522,613
     68,160  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29         07/06/2007            67,219
    324,090  FOX TROT CDO LIMITED++                                                    5.31         04/24/2007           323,049
    130,583  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007           130,626
    209,016  GEORGE STREET FINANCE LLC++                                               5.33         04/30/2007           208,163
    522,540  GREENWICH CAPITAL HOLDINGS                                                5.44         04/03/2007           522,462
    261,270  HARRIER FINANCE FUNDING LLC+++/-                                          5.31         01/11/2008           261,262
     20,902  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54         05/15/2007            20,903
     14,192  HUDSON-THAMES LLC++                                                       5.26         04/04/2007            14,188
     78,360  HUDSON-THAMES LLC                                                         5.29         04/30/2007            78,040
    365,778  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007           365,836
    679,302  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007           679,302
    261,270  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32         04/24/2008           261,283
     62,705  K2 (USA) LLC+++/-                                                         5.30         07/16/2007            62,711
    104,508  K2 (USA) LLC+++/-                                                         5.33         09/28/2007           104,508
  1,045,080  KEEL CAPITAL INCORPORATED++                                               5.30         04/12/2007         1,043,554
     31,791  KESTREL FUNDING US LLC                                                    5.29         05/21/2007            31,565
    337,644  KLIO III FUNDING CORPORATION++                                            5.31         04/24/2007           336,561
    130,635  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33         06/26/2007           130,639
    394,486  LIBERTY HARBOUR CDO II LIMITED++                                          5.30         04/27/2007           393,046
     36,578  LIBERTY HARBOUR CDO II LIMITED++                                          5.39         04/13/2007            36,519
    220,512  METLIFE GLOBAL FUNDING I+++/-                                             5.43         10/05/2007           220,620
    261,270  MORGAN STANLEY+/-                                                         5.36         07/12/2007           261,270
    383,649  MORGAN STANLEY+/-                                                         5.48         07/27/2007           383,783
    261,270  MORGAN STANLEY+/-                                                         5.51         08/07/2007           261,270
  2,299,176  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $2,300,228)           5.49         04/02/2007         2,299,176
     48,335  MORGAN STANLEY SERIES EXL+/-SS.                                           5.38         05/15/2008            48,338
     41,803  NATIONAL CITY BANK+/-                                                     5.46         09/04/2007            41,807
    299,572  NATIONWIDE BUILDING SOCIETY+++/-                                          5.48         07/20/2007           299,728

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   195,064  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32%        05/09/2007    $      194,013
    522,540  NORTHERN ROCK PLC+++/-SS.                                                 5.34         05/05/2008           522,587
    150,948  PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30         04/15/2007           150,948
     52,254  PICAROS FUNDING PLC++                                                     5.29         06/22/2007            51,638
    297,848  PREMIUM ASSET TRUST+++/-                                                  5.47         12/21/2007           298,265
    261,270  PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37         12/16/2007           261,270
    198,565  PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37         08/27/2007           198,565
     42,273  RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34         09/24/2007            42,282
    131,377  REGENCY MARKETS #1 LLC++                                                  5.28         05/15/2007           130,555
    365,778  SAINT GERMAIN FUNDING                                                     5.31         04/19/2007           364,871
    240,368  SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39         04/11/2008           240,368
     41,803  SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26         08/20/2007            40,955
    209,016  SLM CORPORATION+++/-SS.                                                   5.32         05/12/2008           209,037
     20,902  STANFIELD VICTORIA FUNDING LLC++                                          5.27         04/16/2007            20,859
    198,147  STANFIELD VICTORIA FUNDING LLC++                                          5.31         04/25/2007           197,483
    185,669  TASMAN FUNDING INCORPORATED++                                             5.29         04/04/2007           185,615
     60,416  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008            60,415
    261,270  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33         06/15/2007           261,291
    261,270  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34         05/08/2008           261,299
     31,352  VERSAILLES CDS LLC++                                                      5.33         04/16/2007            31,288
    522,540  VETRA FINANCE CORPORATION                                                 5.31         06/12/2007           517,142
    236,324  WHISTLEJACKET CAPITAL LIMITED                                             5.30         04/23/2007           235,601
     62,705  WINDMILL FUNDING CORPORATION                                              5.38         04/02/2007            62,705
    182,889  WORLD OMNI VEHICLE LEASING++                                              5.30         04/18/2007           182,463
    104,508  WORLD OMNI VEHICLE LEASING++                                              5.36         04/19/2007           104,246

                                                                                                                      32,014,515
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,858,543)                                                            32,858,543
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 1.67%
  9,876,985  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              9,876,985

TOTAL SHORT-TERM INVESTMENTS (COST $9,876,985)                                                                         9,876,985
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $554,027,713)*                          106.35%                                                             $  626,796,398

OTHER ASSETS AND LIABILITIES, NET              (6.35)                                                                (37,437,345)
                                              ------                                                              --------------

TOTAL NET ASSETS                              100.00%                                                             $  589,359,053
                                              ======                                                              ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,876,985.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 99.02%

AMUSEMENT & RECREATION SERVICES - 0.23%
     39,574  HARRAH'S ENTERTAINMENT INCORPORATED                                                                  $    3,342,024
     71,818  INTERNATIONAL GAME TECHNOLOGY                                                                             2,900,011

                                                                                                                       6,242,035
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 0.48%
     18,736  ABERCROMBIE & FITCH COMPANY CLASS A                                                                       1,417,940
    111,867  GAP INCORPORATED                                                                                          1,925,231
     69,429  KOHL'S CORPORATION+                                                                                       5,318,956
     72,616  LIMITED BRANDS INCORPORATED<<                                                                             1,892,373
     48,569  NORDSTROM INCORPORATED                                                                                    2,571,243

                                                                                                                      13,125,743
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.16%
     23,033  JONES APPAREL GROUP INCORPORATED                                                                            707,804
     21,963  LIZ CLAIBORNE INCORPORATED                                                                                  941,115
     13,009  POLO RALPH LAUREN CORPORATION                                                                             1,146,743
     19,117  VF CORPORATION                                                                                            1,579,447

                                                                                                                       4,375,109
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
     31,959  AUTONATION INCORPORATED+<<                                                                                  678,809
     10,546  AUTOZONE INCORPORATED+                                                                                    1,351,364

                                                                                                                       2,030,173
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
     12,891  RYDER SYSTEM INCORPORATED                                                                                   636,042
                                                                                                                  --------------
BIOPHARMACEUTICALS - 0.55%
     80,158  CELGENE CORPORATION+<<                                                                                    4,205,089
     55,933  GENZYME CORPORATION+                                                                                      3,357,099
     98,653  GILEAD SCIENCES INCORPORATED+                                                                             7,546,955

                                                                                                                      15,109,143
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
     25,358  CENTEX CORPORATION<<                                                                                      1,059,457
     57,966  D.R. HORTON INCORPORATED                                                                                  1,275,252
     16,318  KB HOME                                                                                                     696,289
     29,283  LENNAR CORPORATION CLASS A<<                                                                              1,236,035
     45,114  PULTE HOMES INCORPORATED<<                                                                                1,193,716

                                                                                                                       5,460,749
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.02%
    433,298  HOME DEPOT INCORPORATED                                                                                  15,919,369
    323,303  LOWE'S COMPANIES INCORPORATED                                                                            10,180,811
     23,692  SHERWIN-WILLIAMS COMPANY                                                                                  1,564,620

                                                                                                                      27,664,800
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES - 7.39%
    124,935  ADOBE SYSTEMS INCORPORATED+                                                                          $    5,209,790
     21,000  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        1,236,480
     49,192  AUTODESK INCORPORATED+                                                                                    1,849,619
    116,831  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    5,654,620
     43,303  BMC SOFTWARE INCORPORATED+                                                                                1,333,299
     87,331  CA INCORPORATED                                                                                           2,262,746
  1,282,362  CISCO SYSTEMS INCORPORATED+                                                                              32,738,702
     38,340  CITRIX SYSTEMS INCORPORATED+                                                                              1,228,030
     30,293  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       2,673,963
     36,775  COMPUTER SCIENCES CORPORATION+                                                                            1,917,081
     68,839  COMPUWARE CORPORATION+                                                                                      653,282
     29,013  CONVERGYS CORPORATION+                                                                                      737,220
    241,237  EBAY INCORPORATED+                                                                                        7,997,007
     65,825  ELECTRONIC ARTS INCORPORATED+                                                                             3,314,947
    109,220  ELECTRONIC DATA SYSTEMS CORPORATION                                                                       3,023,210
     26,508  EQUIFAX INCORPORATED                                                                                        966,217
     34,560  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       1,571,098
    159,868  FIRST DATA CORPORATION                                                                                    4,300,449
     36,217  FISERV INCORPORATED+                                                                                      1,921,674
     46,213  GOOGLE INCORPORATED CLASS A+                                                                             21,172,948
     41,431  IMS HEALTH INCORPORATED                                                                                   1,228,843
     99,512  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            1,224,993
     72,730  INTUIT INCORPORATED+<<                                                                                    1,989,893
    120,854  JUNIPER NETWORKS INCORPORATED+<<                                                                          2,378,407
  1,829,529  MICROSOFT CORPORATION                                                                                    50,988,973
     27,278  MONSTER WORLDWIDE INCORPORATED+                                                                           1,292,159
     38,003  NCR CORPORATION+                                                                                          1,815,403
     71,975  NOVELL INCORPORATED+                                                                                        519,660
     35,477  OMNICOM GROUP INCORPORATED                                                                                3,632,135
    847,179  ORACLE CORPORATION+<<                                                                                    15,359,355
          1  PARAMETRIC TECHNOLOGY CORPORATION+                                                                                4
     35,662  ROBERT HALF INTERNATIONAL INCORPORATED                                                                    1,319,851
    764,477  SUN MICROSYSTEMS INCORPORATED+                                                                            4,594,507
    196,297  SYMANTEC CORPORATION+<<                                                                                   3,395,938
     73,301  UNISYS CORPORATION+<<                                                                                       617,927
     52,045  VERISIGN INCORPORATED+                                                                                    1,307,370
    259,206  YAHOO! INCORPORATED+<<                                                                                    8,110,556

                                                                                                                     201,538,356
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 10.47%
    327,610  ABBOTT LABORATORIES                                                                                      18,280,638
     45,954  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     3,395,541
    247,863  AMGEN INCORPORATED+                                                                                      13,850,584
     19,454  AVERY DENNISON CORPORATION                                                                                1,250,114
     93,646  AVON PRODUCTS INCORPORATED                                                                                3,489,250
     22,642  BARR PHARMACEUTICALS INCORPORATED+                                                                        1,049,457
     72,702  BIOGEN IDEC INCORPORATED+                                                                                 3,226,515
    428,756  BRISTOL-MYERS SQUIBB COMPANY                                                                             11,902,267

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     32,113  CLOROX COMPANY                                                                                       $    2,045,277
    109,003  COLGATE-PALMOLIVE COMPANY                                                                                 7,280,310
    203,641  DOW CHEMICAL COMPANY                                                                                      9,338,976
    196,201  E.I. DU PONT DE NEMOURS & COMPANY                                                                         9,698,215
     17,757  EASTMAN CHEMICAL COMPANY                                                                                  1,124,551
     37,780  ECOLAB INCORPORATED                                                                                       1,624,540
    209,467  ELI LILLY & COMPANY                                                                                      11,250,473
     24,686  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               1,205,911
     67,484  FOREST LABORATORIES INCORPORATED+<<                                                                       3,471,377
     33,110  HOSPIRA INCORPORATED+                                                                                     1,354,199
     16,581  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             782,955
    614,443  JOHNSON & JOHNSON                                                                                        37,026,335
     51,633  KING PHARMACEUTICALS INCORPORATED+<<                                                                      1,015,621
     50,476  MEDIMMUNE INCORPORATED+<<                                                                                 1,836,822
    459,966  MERCK & COMPANY INCORPORATED                                                                             20,316,698
    115,392  MONSANTO COMPANY                                                                                          6,341,944
     51,965  MYLAN LABORATORIES INCORPORATED                                                                           1,098,540
  1,504,626  PFIZER INCORPORATED                                                                                      38,006,853
     34,814  PPG INDUSTRIES INCORPORATED                                                                               2,447,772
     68,017  PRAXAIR INCORPORATED                                                                                      4,282,350
    669,920  PROCTER & GAMBLE COMPANY                                                                                 42,312,147
     30,218  ROHM & HAAS COMPANY                                                                                       1,562,875
    315,863  SCHERING-PLOUGH CORPORATION                                                                               8,057,665
     28,038  SIGMA-ALDRICH CORPORATION                                                                                 1,164,138
    285,805  WYETH                                                                                                    14,298,824

                                                                                                                     285,389,734
                                                                                                                  --------------
COAL MINING - 0.14%
     38,751  CONSOL ENERGY INCORPORATED                                                                                1,516,327
     56,195  PEABODY ENERGY CORPORATION                                                                                2,261,287

                                                                                                                       3,777,614
                                                                                                                  --------------
COMMUNICATIONS - 4.66%
     76,482  ALLTEL CORPORATION                                                                                        4,741,884
  1,325,697  AT&T INCORPORATED                                                                                        52,272,233
     96,248  AVAYA INCORPORATED+                                                                                       1,136,689
     23,645  CENTURYTEL INCORPORATED                                                                                   1,068,518
    105,347  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 3,691,359
    660,303  COMCAST CORPORATION CLASS A+<<                                                                           17,134,863
    164,465  DIRECTV GROUP INCORPORATED+<<                                                                             3,794,208
     31,959  EMBARQ CORPORATION                                                                                        1,800,890
     46,103  IAC INTERACTIVECORP+                                                                                      1,738,544
    333,016  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                        2,993,814
    616,234  SPRINT NEXTEL CORPORATION<<                                                                              11,683,797
    617,800  VERIZON COMMUNICATIONS INCORPORATED                                                                      23,426,976
    101,216  WINDSTREAM CORPORATION                                                                                    1,486,863

                                                                                                                     126,970,638
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS - 10.26%
    949,519  BANK OF AMERICA CORPORATION                                                                          $   48,444,459
    160,498  BANK OF NEW YORK COMPANY INCORPORATED                                                                     6,508,194
    115,069  BB&T CORPORATION                                                                                          4,720,130
  1,040,852  CITIGROUP INCORPORATED                                                                                   53,437,342
     33,471  COMERICA INCORPORATED                                                                                     1,978,806
     39,816  COMMERCE BANCORP INCORPORATED                                                                             1,329,058
     27,671  COMPASS BANCSHARES INCORPORATED                                                                           1,903,765
    118,098  FIFTH THIRD BANCORP                                                                                       4,569,212
     26,608  FIRST HORIZON NATIONAL CORPORATION<<                                                                      1,105,030
    105,075  HUDSON CITY BANCORP INCORPORATED                                                                          1,437,426
     50,000  HUNTINGTON BANCSHARES INCORPORATED<<                                                                      1,092,500
    737,428  JPMORGAN CHASE & COMPANY                                                                                 35,676,767
     84,052  KEYCORP                                                                                                   3,149,428
     16,310  M&T BANK CORPORATION<<                                                                                    1,889,187
     54,292  MARSHALL & ILSLEY CORPORATION                                                                             2,514,263
     88,315  MELLON FINANCIAL CORPORATION<<                                                                            3,809,909
    125,790  NATIONAL CITY CORPORATION<<                                                                               4,685,678
     40,037  NORTHERN TRUST CORPORATION                                                                                2,407,825
     73,494  PNC FINANCIAL SERVICES GROUP                                                                              5,289,363
    155,357  REGIONS FINANCIAL CORPORATION                                                                             5,494,977
     76,666  SOVEREIGN BANCORP INCORPORATED                                                                            1,950,389
     70,878  STATE STREET CORPORATION                                                                                  4,589,351
     75,426  SUNTRUST BANKS INCORPORATED                                                                               6,263,375
     69,342  SYNOVUS FINANCIAL CORPORATION                                                                             2,242,520
    376,046  US BANCORP                                                                                               13,150,329
    404,608  WACHOVIA CORPORATION                                                                                     22,273,670
    188,752  WASHINGTON MUTUAL INCORPORATED<<                                                                          7,621,806
    717,315  WELLS FARGO & COMPANY++                                                                                  24,697,155
    163,895  WESTERN UNION COMPANY                                                                                     3,597,495
     23,353  ZIONS BANCORPORATION                                                                                      1,973,796

                                                                                                                     279,803,205
                                                                                                                  --------------
EATING & DRINKING PLACES - 0.61%
     30,825  DARDEN RESTAURANTS INCORPORATED                                                                           1,269,682
    255,511  MCDONALD'S CORPORATION                                                                                   11,510,771
     18,412  WENDY'S INTERNATIONAL INCORPORATED                                                                          576,296
     55,970  YUM! BRANDS INCORPORATED                                                                                  3,232,827

                                                                                                                      16,589,576
                                                                                                                  --------------
EDUCATIONAL SERVICES - 0.05%
     29,711  APOLLO GROUP INCORPORATED CLASS A+                                                                        1,304,313
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 4.33%
    141,014  AES CORPORATION+                                                                                          3,034,621
     34,913  ALLEGHENY ENERGY INCORPORATED+                                                                            1,715,625
     54,138  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                       681,597
     43,863  AMEREN CORPORATION<<                                                                                      2,206,309
     84,218  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              4,105,628
     67,956  CENTERPOINT ENERGY INCORPORATED<<                                                                         1,219,131

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
     71,919  CITIZENS COMMUNICATIONS COMPANY<<                                                                    $    1,075,189
     47,399  CMS ENERGY CORPORATION<<                                                                                    843,702
     54,701  CONSOLIDATED EDISON INCORPORATED                                                                          2,793,033
     38,360  CONSTELLATION ENERGY GROUP INCORPORATED                                                                   3,335,402
     74,090  DOMINION RESOURCES INCORPORATED<<                                                                         6,576,969
     37,605  DTE ENERGY COMPANY<<                                                                                      1,801,280
    266,898  DUKE ENERGY CORPORATION                                                                                   5,415,360
     80,371  DYNEGY INCORPORATED CLASS A+<<                                                                              744,235
     69,173  EDISON INTERNATIONAL                                                                                      3,398,469
    148,263  EL PASO CORPORATION                                                                                       2,145,366
     42,103  ENTERGY CORPORATION                                                                                       4,417,447
    142,281  EXELON CORPORATION                                                                                        9,776,128
     67,770  FIRSTENERGY CORPORATION<<                                                                                 4,489,085
     86,110  FPL GROUP INCORPORATED<<                                                                                  5,267,349
     15,957  INTEGRYS ENERGY GROUP INCORPORATED                                                                          885,773
     37,279  KEYSPAN CORPORATION                                                                                       1,534,031
     22,791  KINDER MORGAN INCORPORATED                                                                                2,426,102
      9,535  NICOR INCORPORATED                                                                                          461,685
     58,141  NISOURCE INCORPORATED                                                                                     1,420,966
     74,482  PG&E CORPORATION                                                                                          3,595,246
     21,233  PINNACLE WEST CAPITAL CORPORATION                                                                         1,024,492
     81,759  PPL CORPORATION                                                                                           3,343,943
     54,586  PROGRESS ENERGY INCORPORATED                                                                              2,753,318
     53,665  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              4,456,342
     18,247  QUESTAR CORPORATION                                                                                       1,627,815
     55,820  SEMPRA ENERGY                                                                                             3,405,578
    133,301  SPECTRA ENERGY CORPORATION                                                                                3,501,817
     44,497  TECO ENERGY INCORPORATED                                                                                    765,793
    158,934  THE SOUTHERN COMPANY<<                                                                                    5,824,931
     97,501  TXU CORPORATION                                                                                           6,249,814
    113,178  WASTE MANAGEMENT INCORPORATED                                                                             3,894,438
    126,932  WILLIAMS COMPANIES INCORPORATED                                                                           3,612,485
     86,569  XCEL ENERGY INCORPORATED                                                                                  2,137,389

                                                                                                                     117,963,883
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.88%
     24,897  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                      416,776
    117,817  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                    1,538,690
     75,696  ALTERA CORPORATION                                                                                        1,513,163
     70,852  ANALOG DEVICES INCORPORATED<<                                                                             2,443,685
    100,112  BROADCOM CORPORATION CLASS A+<<                                                                           3,210,592
     18,071  CIENA CORPORATION+                                                                                          505,084
     38,744  COOPER INDUSTRIES LIMITED CLASS A                                                                         1,743,093
    169,400  EMERSON ELECTRIC COMPANY                                                                                  7,299,446
  2,183,215  GENERAL ELECTRIC COMPANY                                                                                 77,198,482
     13,906  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              1,336,088
     39,211  JABIL CIRCUIT INCORPORATED                                                                                  839,508
     44,837  JDS UNIPHASE CORPORATION+<<                                                                                 682,868

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     42,403   KLA-TENCOR CORPORATION<<                                                                            $    2,260,928
     26,436   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 2,312,357
     63,544   LINEAR TECHNOLOGY CORPORATION<<                                                                          2,007,355
    163,516   LSI LOGIC CORPORATION+<<                                                                                 1,707,107
     68,085   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   2,001,699
    160,251   MICRON TECHNOLOGY INCORPORATED+                                                                          1,935,832
     30,100   MOLEX INCORPORATED                                                                                         848,820
    507,508   MOTOROLA INCORPORATED<<                                                                                  8,967,666
     60,215   NATIONAL SEMICONDUCTOR CORPORATION                                                                       1,453,590
     78,779   NETWORK APPLIANCE INCORPORATED+                                                                          2,877,009
     26,698   NOVELLUS SYSTEMS INCORPORATED+<<                                                                           854,870
     75,485   NVIDIA CORPORATION+<<                                                                                    2,172,458
     45,092   PMC-SIERRA INCORPORATED+<<                                                                                 316,095
     33,769   QLOGIC CORPORATION+                                                                                        574,073
    351,696   QUALCOMM INCORPORATED                                                                                   15,003,351
     35,717   ROCKWELL COLLINS INCORPORATED                                                                            2,390,539
    112,536   SANMINA-SCI CORPORATION+                                                                                   407,380
     92,847   TELLABS INCORPORATED+                                                                                      919,185
    306,454   TEXAS INSTRUMENTS INCORPORATED                                                                           9,224,265
     16,708   WHIRLPOOL CORPORATION<<                                                                                  1,418,676
     70,458   XILINX INCORPORATED<<                                                                                    1,812,884

                                                                                                                     160,193,614
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.28%
     18,669   FLUOR CORPORATION<<                                                                                      1,674,983
     49,667   MOODY'S CORPORATION                                                                                      3,082,334
     72,012   PAYCHEX INCORPORATED                                                                                     2,727,094

                                                                                                                       7,484,411
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.32%
     21,886   BALL CORPORATION                                                                                         1,003,473
     32,368   FORTUNE BRANDS INCORPORATED                                                                              2,551,246
     87,796   ILLINOIS TOOL WORKS INCORPORATED                                                                         4,530,274
     12,505   SNAP-ON INCORPORATED                                                                                       601,491

                                                                                                                       8,686,484
                                                                                                                  --------------
FINANCIAL SERVICES - 0.03%
     40,282   JANUS CAPITAL GROUP INCORPORATED                                                                           842,297
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 3.13%
    161,968   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    8,172,905
    138,581   ARCHER DANIELS MIDLAND COMPANY                                                                           5,085,923
     46,368   CAMPBELL SOUP COMPANY                                                                                    1,806,034
     59,089   COCA-COLA ENTERPRISES INCORPORATED                                                                       1,196,552
    107,252   CONAGRA FOODS INCORPORATED                                                                               2,671,647
     44,786   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                 948,567
     73,278   GENERAL MILLS INCORPORATED                                                                               4,266,245
     68,968   H.J. HEINZ COMPANY                                                                                       3,249,772
     24,716   HERCULES INCORPORATED+                                                                                     482,951

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
     53,230   KELLOGG COMPANY<<                                                                                   $     2,737,619
     39,828   KRAFT FOODS INCORPORATED CLASS A                                                                         1,260,954
     27,640   MCCORMICK & COMPANY INCORPORATED                                                                         1,064,693
      9,965   MOLSON COORS BREWING COMPANY                                                                               942,888
     27,911   PEPSI BOTTLING GROUP INCORPORATED                                                                          890,082
    347,714   PEPSICO INCORPORATED                                                                                    22,100,702
    155,723   SARA LEE CORPORATION                                                                                     2,634,833
    427,657   THE COCA-COLA COMPANY                                                                                   20,527,536
     36,744   THE HERSHEY COMPANY                                                                                      2,008,427
     53,558   TYSON FOODS INCORPORATED CLASS A                                                                         1,039,561
     46,315   WM. WRIGLEY JR. COMPANY                                                                                  2,358,823

                                                                                                                      85,446,714
                                                                                                                  --------------
FOOD STORES - 0.51%
    150,307   KROGER COMPANY                                                                                           4,246,173
     93,522   SAFEWAY INCORPORATED                                                                                     3,426,646
    159,435   STARBUCKS CORPORATION+                                                                                   4,999,882
     29,846   WHOLE FOODS MARKET INCORPORATED                                                                          1,338,593

                                                                                                                      14,011,294
                                                                                                                  --------------
FORESTRY - 0.12%
     44,841   WEYERHAEUSER COMPANY<<                                                                                   3,351,416
                                                                                                                  --------------
FURNITURE & FIXTURES - 0.18%
     37,661   LEGGETT & PLATT INCORPORATED                                                                               853,775
     83,140   MASCO CORPORATION                                                                                        2,278,036
     58,937   NEWELL RUBBERMAID INCORPORATED                                                                           1,832,351

                                                                                                                       4,964,162
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 1.95%
     23,246   BIG LOTS INCORPORATED+<<                                                                                   727,135
     66,247   DOLLAR GENERAL CORPORATION                                                                               1,401,124
     32,193   FAMILY DOLLAR STORES INCORPORATED                                                                          953,557
    111,498   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                               5,022,985
     47,765   JC PENNEY COMPANY INCORPORATED<<                                                                         3,924,372
     17,644   SEARS HOLDINGS CORPORATION+<<                                                                            3,178,743
    182,350   TARGET CORPORATION                                                                                      10,806,061
     96,622   TJX COMPANIES INCORPORATED                                                                               2,604,929
    522,099   WAL-MART STORES INCORPORATED                                                                            24,512,548

                                                                                                                      53,131,454
                                                                                                                  --------------
HEALTH SERVICES - 0.54%
     84,986   CARDINAL HEALTH INCORPORATED                                                                             6,199,729
     25,986   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                            1,887,363
     15,472   MANOR CARE INCORPORATED                                                                                    841,058
     61,156   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     4,435,645
    100,126   TENET HEALTHCARE CORPORATION+                                                                              643,810
     21,761   WATSON PHARMACEUTICALS INCORPORATED+                                                                       575,143

                                                                                                                      14,582,748
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES - 1.28%
     20,716   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                   $    1,195,106
     46,788   ARCHSTONE-SMITH TRUST                                                                                    2,539,653
     16,845   AVALONBAY COMMUNITIES INCORPORATED                                                                       2,189,850
     25,253   BOSTON PROPERTIES INCORPORATED                                                                           2,964,702
     26,916   DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                              1,693,016
     62,422   EQUITY RESIDENTIAL                                                                                       3,010,613
    110,569   HOST HOTELS & RESORTS INCORPORATED                                                                       2,909,070
     47,992   KIMCO REALTY CORPORATION                                                                                 2,339,130
     37,643   PLUM CREEK TIMBER COMPANY                                                                                1,483,887
     54,401   PROLOGIS                                                                                                 3,532,257
     26,046   PUBLIC STORAGE INCORPORATED                                                                              2,465,775
     47,045   SIMON PROPERTY GROUP INCORPORATED<<                                                                      5,233,756
     27,680   VORNADO REALTY TRUST<<                                                                                   3,303,331

                                                                                                                      34,860,146
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.26%
     60,164   BED BATH & BEYOND INCORPORATED+                                                                          2,416,788
     85,947   BEST BUY COMPANY INCORPORATED<<                                                                          4,187,338
     30,219   CIRCUIT CITY STORES INCORPORATED                                                                           559,958

                                                                                                                       7,164,084
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.39%
     82,578   HILTON HOTELS CORPORATION<<                                                                              2,969,505
     70,011   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              3,427,739
     45,614   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                       2,958,068
     40,104   WYNDHAM WORLDWIDE CORPORATION+                                                                           1,369,552

                                                                                                                      10,724,864
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.45%
    155,811   3M COMPANY<<                                                                                            11,908,635
     37,091   AMERICAN STANDARD COMPANIES INCORPORATED                                                                 1,966,565
    182,985   APPLE INCORPORATED+                                                                                     17,001,136
    296,570   APPLIED MATERIALS INCORPORATED<<                                                                         5,433,162
     67,990   BAKER HUGHES INCORPORATED                                                                                4,496,179
     13,927   BLACK & DECKER CORPORATION                                                                               1,136,722
    137,111   CATERPILLAR INCORPORATED                                                                                 9,190,550
     11,061   CUMMINS INCORPORATED                                                                                     1,600,748
     48,163   DEERE & COMPANY                                                                                          5,232,428
    482,287   DELL INCORPORATED+<<                                                                                    11,193,881
     43,460   DOVER CORPORATION                                                                                        2,121,283
     31,039   EATON CORPORATION                                                                                        2,593,619
    447,576   EMC CORPORATION+                                                                                         6,198,928
    568,237   HEWLETT-PACKARD COMPANY                                                                                 22,809,033
     65,349   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                   2,834,186
  1,224,394   INTEL CORPORATION                                                                                       23,422,657
    319,639   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                           30,129,172
     20,383   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    1,191,590
     37,325   NATIONAL OILWELL VARCO INCORPORATED+<<                                                                   2,903,512

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     26,114   PALL CORPORATION                                                                                    $      992,332
     24,579   PARKER HANNIFIN CORPORATION                                                                              2,121,413
     46,771   PITNEY BOWES INCORPORATED                                                                                2,122,936
     48,271   SANDISK CORPORATION+<<                                                                                   2,114,270
     42,331   SMITH INTERNATIONAL INCORPORATED<<                                                                       2,034,005
    191,937   SOLECTRON CORPORATION+                                                                                     604,602
     17,582   STANLEY WORKS                                                                                              973,340
     21,783   TEREX CORPORATION+<<                                                                                     1,563,148

                                                                                                                     175,890,032
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
     63,348   AON CORPORATION<<                                                                                        2,404,690
     35,396   HUMANA INCORPORATED+                                                                                     2,053,676
    117,360   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  3,437,474
     72,749   UNUMPROVIDENT CORPORATION<<                                                                              1,675,409

                                                                                                                       9,571,249
                                                                                                                  --------------
INSURANCE CARRIERS - 5.70%
     69,367   ACE LIMITED                                                                                              3,958,081
    109,637   AETNA INCORPORATED                                                                                       4,801,004
    104,430   AFLAC INCORPORATED                                                                                       4,914,476
    131,364   ALLSTATE CORPORATION                                                                                     7,889,722
     21,731   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     1,877,341
    552,343   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               37,128,496
     86,747   CHUBB CORPORATION                                                                                        4,482,217
     20,694   CIGNA CORPORATION                                                                                        2,952,206
     36,694   CINCINNATI FINANCIAL CORPORATION                                                                         1,555,826
     93,583   GENWORTH FINANCIAL INCORPORATED                                                                          3,269,790
     67,985   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           6,498,006
     58,769   LINCOLN NATIONAL CORPORATION                                                                             3,983,951
     95,767   LOEWS CORPORATION                                                                                        4,350,695
     28,606   MBIA INCORPORATED<<                                                                                      1,873,407
    159,799   METLIFE INCORPORATED                                                                                    10,091,307
     17,630   MGIC INVESTMENT CORPORATION<<                                                                            1,038,760
     56,873   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   3,404,987
    158,060   PROGRESSIVE CORPORATION                                                                                  3,448,869
     99,573   PRUDENTIAL FINANCIAL INCORPORATED                                                                        8,987,459
     22,413   SAFECO CORPORATION                                                                                       1,488,896
     20,803   TORCHMARK CORPORATION                                                                                    1,364,469
    143,436   TRAVELERS COMPANIES INCORPORATED                                                                         7,425,682
    287,536   UNITEDHEALTH GROUP INCORPORATED                                                                         15,230,782
    130,024   WELLPOINT INCORPORATED+                                                                                 10,544,946
     38,439   XL CAPITAL LIMITED CLASS A                                                                               2,689,192

                                                                                                                     155,250,567
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
LEATHER & LEATHER PRODUCTS - 0.14%
     78,591   COACH INCORPORATED+                                                                                 $    3,933,480
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.44%
     85,699   AGILENT TECHNOLOGIES INCORPORATED+                                                                       2,887,199
     38,970   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             1,152,343
     11,536   BAUSCH & LOMB INCORPORATED                                                                                 590,182
     51,929   BECTON DICKINSON & COMPANY                                                                               3,992,821
    251,433   BOSTON SCIENTIFIC CORPORATION+                                                                           3,655,840
     21,925   C.R. BARD INCORPORATED                                                                                   1,743,257
     50,531   DANAHER CORPORATION                                                                                      3,610,440
     61,042   EASTMAN KODAK COMPANY<<                                                                                  1,377,108
     11,450   MILLIPORE CORPORATION+<<                                                                                   829,782
     25,865   PERKINELMER INCORPORATED                                                                                   626,450
     33,708   QUEST DIAGNOSTICS INCORPORATED                                                                           1,681,018
     94,731   RAYTHEON COMPANY                                                                                         4,969,588
     35,173   ROCKWELL AUTOMATION INCORPORATED                                                                         2,105,808
     17,349   TEKTRONIX INCORPORATED                                                                                     488,548
     40,288   TERADYNE INCORPORATED+                                                                                     666,364
     89,176   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                 4,168,978
     21,556   WATERS CORPORATION+                                                                                      1,250,248
    201,476   XEROX CORPORATION+                                                                                       3,402,930

                                                                                                                      39,198,904
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 0.59%
    244,489   MEDTRONIC INCORPORATED                                                                                  11,994,630
     73,085   ST. JUDE MEDICAL INCORPORATED+                                                                           2,748,727
     27,270   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                     1,300,506

                                                                                                                      16,043,863
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES - 0.07%
     33,858   COVENTRY HEALTH CARE INCORPORATED+<<                                                                     1,897,741
                                                                                                                  --------------
MEDICAL PRODUCTS - 0.79%
     32,643   ALLERGAN INCORPORATED                                                                                    3,617,497
    137,962   BAXTER INTERNATIONAL INCORPORATED                                                                        7,266,459
     51,998   BIOMET INCORPORATED                                                                                      2,209,395
     63,304   STRYKER CORPORATION<<                                                                                    4,198,321
     50,352   ZIMMER HOLDINGS INCORPORATED+<<                                                                          4,300,564

                                                                                                                      21,592,236
                                                                                                                  --------------
METAL MINING - 0.34%
     79,580   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    5,267,421
     95,741   NEWMONT MINING CORPORATION                                                                               4,020,165

                                                                                                                       9,287,586
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
     20,171   VULCAN MATERIALS COMPANY                                                                                 2,349,518
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
       34,151   HASBRO INCORPORATED                                                                                   $     977,402
       83,474   MATTEL INCORPORATED                                                                                       2,301,378
       28,735   TIFFANY & COMPANY<<                                                                                       1,306,868
      419,786   TYCO INTERNATIONAL LIMITED                                                                               13,244,248

                                                                                                                         17,829,896
                                                                                                                      -------------
MISCELLANEOUS RETAIL - 1.43%
       66,030   AMAZON.COM INCORPORATED+                                                                                  2,627,334
       96,030   COSTCO WHOLESALE CORPORATION                                                                              5,170,255
      327,013   CVS CORPORATION<<                                                                                        11,164,224
       12,924   DILLARD'S INCORPORATED CLASS A                                                                              423,003
       28,796   EXPRESS SCRIPTS INCORPORATED+                                                                             2,324,413
       58,701   OFFICE DEPOT INCORPORATED+                                                                                2,062,753
       15,919   OFFICEMAX INCORPORATED                                                                                      839,568
       28,916   RADIOSHACK CORPORATION<<                                                                                    781,599
      152,226   STAPLES INCORPORATED                                                                                      3,933,520
      212,486   WALGREEN COMPANY                                                                                          9,750,983

                                                                                                                         39,077,652
                                                                                                                      -------------
MOTION PICTURES - 1.56%
      498,127   NEWS CORPORATION CLASS A                                                                                 11,516,696
      810,085   TIME WARNER INCORPORATED                                                                                 15,974,876
      434,902   WALT DISNEY COMPANY                                                                                      14,973,676

                                                                                                                         42,465,248
                                                                                                                      -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.84%
       65,204   FEDEX CORPORATION                                                                                         7,004,866
      226,419   UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                             15,871,972

                                                                                                                         22,876,838
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.86%
      253,146   AMERICAN EXPRESS COMPANY                                                                                 14,277,434
       87,173   CAPITAL ONE FINANCIAL CORPORATION<<                                                                       6,578,075
       41,081   CIT GROUP INCORPORATED                                                                                    2,174,007
      125,225   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       4,212,569
      205,496   FANNIE MAE                                                                                               11,215,972
      147,131   FREDDIE MAC<<                                                                                             8,752,823
       87,148   SLM CORPORATION                                                                                           3,564,353

                                                                                                                         50,775,233
                                                                                                                      -------------
OIL & GAS EXTRACTION - 2.78%
       98,320   ANADARKO PETROLEUM CORPORATION                                                                            4,225,794
       70,265   APACHE CORPORATION                                                                                        4,967,736
       62,256   BJ SERVICES COMPANY                                                                                       1,736,942
       86,932   CHESAPEAKE ENERGY CORPORATION                                                                             2,684,460
       94,363   DEVON ENERGY CORPORATION                                                                                  6,531,807
       32,034   ENSCO INTERNATIONAL INCORPORATED<<                                                                        1,742,650

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (CONTINUED)
       51,803   EOG RESOURCES INCORPORATED                                                                            $   3,695,626
      212,134   HALLIBURTON COMPANY<<                                                                                     6,733,133
       59,125   NABORS INDUSTRIES LIMITED+<<                                                                              1,754,239
       28,556   NOBLE CORPORATION                                                                                         2,246,786
      177,937   OCCIDENTAL PETROLEUM CORPORATION                                                                          8,774,073
       23,460   ROWAN COMPANIES INCORPORATED<<                                                                              761,746
      250,217   SCHLUMBERGER LIMITED                                                                                     17,289,995
       62,200   TRANSOCEAN INCORPORATED+                                                                                  5,081,740
       71,794   WEATHERFORD INTERNATIONAL LIMITED+<<                                                                      3,237,909
       78,121   XTO ENERGY INCORPORATED                                                                                   4,281,812

                                                                                                                         75,746,448
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS - 0.28%
       22,205   BEMIS COMPANY INCORPORATED                                                                                  741,425
       96,089   INTERNATIONAL PAPER COMPANY<<                                                                             3,497,640
       38,739   MEADWESTVACO CORPORATION                                                                                  1,194,711
       28,212   PACTIV CORPORATION+                                                                                         951,873
       22,324   TEMPLE-INLAND INCORPORATED                                                                                1,333,636

                                                                                                                          7,719,285
                                                                                                                      -------------
PERSONAL SERVICES - 0.09%
       28,821   CINTAS CORPORATION                                                                                        1,040,438
       68,428   H & R BLOCK INCORPORATED                                                                                  1,439,725

                                                                                                                          2,480,163
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 6.32%
       11,835   ASHLAND INCORPORATED                                                                                        776,376
      458,119   CHEVRON CORPORATION                                                                                      33,882,481
      349,059   CONOCOPHILLIPS                                                                                           23,858,183
    1,208,767   EXXON MOBIL CORPORATION<<                                                                                91,201,470
       57,361   HESS CORPORATION                                                                                          3,181,815
       73,430   MARATHON OIL CORPORATION                                                                                  7,257,087
       39,837   MURPHY OIL CORPORATION                                                                                    2,127,296
       25,761   SUNOCO INCORPORATED                                                                                       1,814,605
      128,259   VALERO ENERGY CORPORATION<<                                                                               8,271,423

                                                                                                                        172,370,736
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES - 0.56%
      184,611   ALCOA INCORPORATED                                                                                        6,258,313
       21,652   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                     2,310,052
       63,933   NUCOR CORPORATION                                                                                         4,163,956
       25,156   UNITED STATES STEEL CORPORATION<<                                                                         2,494,721

                                                                                                                         15,227,042
                                                                                                                      -------------
 PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.87%
      156,694   CBS CORPORATION CLASS B<<                                                                                 4,793,269
       13,871   DOW JONES & COMPANY INCORPORATED<<                                                                          478,133
       17,721   E.W. SCRIPPS COMPANY CLASS A                                                                                791,774
       49,855   GANNETT COMPANY INCORPORATED                                                                              2,806,338

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
       75,356   MCGRAW-HILL COMPANIES INCORPORATED                                                                    $   4,738,385
        8,264   MEREDITH CORPORATION                                                                                        474,271
       30,556   NEW YORK TIMES COMPANY CLASS A<<                                                                            718,372
       46,368   RR DONNELLEY & SONS COMPANY<<                                                                             1,696,605
       37,737   TRIBUNE COMPANY<<                                                                                         1,211,735
      146,952   VIACOM INCORPORATED CLASS B+<<                                                                            6,041,197

                                                                                                                         23,750,079
                                                                                                                      -------------
RAILROAD TRANSPORTATION - 0.73%
       76,210   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  6,129,570
       92,735   CSX CORPORATION<<                                                                                         3,714,037
       84,284   NORFOLK SOUTHERN CORPORATION                                                                              4,264,770
       57,483   UNION PACIFIC CORPORATION                                                                                 5,837,399

                                                                                                                         19,945,776
                                                                                                                      -------------
REAL ESTATE - 0.10%
       39,657   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              1,355,476
       46,203   REALOGY CORPORATION+                                                                                      1,368,071

                                                                                                                          2,723,547
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.08%
      34,255   SEALED AIR CORPORATION<<                                                                                   1,082,458
      38,270   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                        1,193,641

                                                                                                                          2,276,099
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.15%
       50,785   AMERIPRISE FINANCIAL INCORPORATED                                                                         2,901,855
       25,428   BEAR STEARNS COMPANIES INCORPORATED                                                                       3,823,100
      218,057   CHARLES SCHWAB CORPORATION                                                                                3,988,263
        7,398   CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED<<                                                       3,939,139
       90,691   E*TRADE FINANCIAL CORPORATION+                                                                            1,924,463
       18,908   FEDERATED INVESTORS INCORPORATED CLASS B                                                                    694,302
       35,543   FRANKLIN RESOURCES INCORPORATED                                                                           4,294,661
       87,336   GOLDMAN SACHS GROUP INCORPORATED                                                                         18,046,238
       27,920   LEGG MASON INCORPORATED                                                                                   2,630,343
      111,693   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     7,826,329
      187,753   MERRILL LYNCH & COMPANY INCORPORATED                                                                     15,333,788
      226,018   MORGAN STANLEY                                                                                           17,801,178
       56,327   T. ROWE PRICE GROUP INCORPORATED                                                                          2,658,071

                                                                                                                         85,861,730
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.28%
      333,263   CORNING INCORPORATED+                                                                                     7,578,401
                                                                                                                      -------------
TOBACCO PRODUCTS - 1.59%
      445,552   ALTRIA GROUP INCORPORATED                                                                                39,123,921
       36,403   REYNOLDS AMERICAN INCORPORATED<<                                                                          2,271,911
       34,101   UST INCORPORATED<<                                                                                        1,977,176

                                                                                                                         43,373,008
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR - 0.09%
      167,392   SOUTHWEST AIRLINES COMPANY                                                                            $   2,460,662
                                                                                                                      -------------

TRANSPORTATION EQUIPMENT - 3.02%
      167,569   BOEING COMPANY                                                                                           14,898,560
       19,262   BRUNSWICK CORPORATION<<                                                                                     613,495
      401,805   FORD MOTOR COMPANY<<                                                                                      3,170,241
       86,140   GENERAL DYNAMICS CORPORATION                                                                              6,581,096
      120,085   GENERAL MOTORS CORPORATION<<                                                                              3,679,404
       36,197   GENUINE PARTS COMPANY                                                                                     1,773,653
       26,618   GOODRICH CORPORATION                                                                                      1,370,295
       54,681   HARLEY-DAVIDSON INCORPORATED                                                                              3,212,509
      169,833   HONEYWELL INTERNATIONAL INCORPORATED                                                                      7,822,508
       38,596   ITT CORPORATION                                                                                           2,328,111
       41,717   JOHNSON CONTROLS INCORPORATED<<                                                                           3,947,263
       75,345   LOCKHEED MARTIN CORPORATION                                                                               7,309,972
       74,364   NORTHROP GRUMMAN CORPORATION                                                                              5,519,296
       52,708   PACCAR INCORPORATED                                                                                       3,868,767
       26,598   TEXTRON INCORPORATED                                                                                      2,388,500
      211,415   UNITED TECHNOLOGIES CORPORATION                                                                          13,741,975

                                                                                                                         82,225,645
                                                                                                                      -------------
TRANSPORTATION SERVICES - 0.06%
       36,750   CH ROBINSON WORLDWIDE INCORPORATED                                                                        1,754,813
                                                                                                                      -------------
TRAVEL & RECREATION - 0.20%
       93,927   CARNIVAL CORPORATION                                                                                      4,401,419
       28,407   SABRE HOLDINGS CORPORATION                                                                                  930,329

                                                                                                                          5,331,748
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.68%
       40,225   AMERISOURCEBERGEN CORPORATION                                                                             2,121,869
       16,731   BROWN-FORMAN CORPORATION CLASS B                                                                          1,096,884
       27,377   DEAN FOODS COMPANY+                                                                                       1,279,601
       62,715   MCKESSON CORPORATION                                                                                      3,671,336
       40,126   NIKE INCORPORATED CLASS B<<                                                                               4,263,789
       44,120   SUPERVALU INCORPORATED                                                                                    1,723,768
      130,992   SYSCO CORPORATION                                                                                         4,431,459

                                                                                                                         18,588,706
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS - 0.33%
       96,909   KIMBERLY-CLARK CORPORATION                                                                                6,637,297
       29,540   PATTERSON COMPANIES INCORPORATED+<<                                                                       1,048,375
       15,203   W.W. GRAINGER INCORPORATED                                                                                1,174,269

                                                                                                                          8,859,941
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $2,062,457,889)                                                                             2,699,738,673
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
RIGHTS - 0.00%
     32,300  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                        $            0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 15.27%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.39%
 10,690,480  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   10,690,480
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 14.88%
$ 1,191,330  AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%        03/14/2008         1,191,485
  6,098,947  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         08/16/2007         6,101,753
  1,158,237  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37         04/23/2007         1,154,693
  3,309,250  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30         04/25/2007         3,309,283
  3,309,250  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39         10/25/2007         3,309,415
  3,309,250  BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32         05/16/2008         3,309,581
  9,927,749  BANK OF AMERICA NA SERIES BKNT+/-                                         5.49         06/19/2007         9,928,544
  5,294,800  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $5,297,222)                                               5.49         04/02/2007         5,294,800
  7,280,350  BUCKINGHAM II CDO LLC                                                     5.32         04/26/2007         7,254,868
  1,588,440  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         05/31/2007         1,574,795
  2,647,400  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/07/2007         2,621,958
  2,647,400  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/03/2007         2,635,460
  3,309,250  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/23/2007         3,284,695
  1,323,700  CAIRN HIGH GRADE FUNDING I LLC                                            5.32         06/04/2007         1,311,562
  3,441,620  CAIRN HIGH GRADE FUNDING I LLC++                                          5.32         06/21/2007         3,401,559
  6,618,500  CEDAR SPRINGS CAPITAL COMPANY++                                           5.30         06/07/2007         6,554,896
  3,784,193  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         05/16/2007         3,759,975
    315,967  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         04/13/2007           315,462
  4,389,389  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         05/21/2007         4,358,093
  2,515,030  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         06/14/2007         2,488,295
  1,814,396  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/12/2007         1,795,653
    480,106  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/13/2007           475,074
    150,240  CHEYNE FINANCE LLC                                                        5.26         04/18/2007           149,890
  1,323,700  CHEYNE FINANCE LLC                                                        5.31         06/19/2007         1,308,676
    590,370  CHEYNE FINANCE LLC                                                        5.32         05/14/2007           586,763
  8,604,050  CHEYNE FINANCE LLC+++/-                                                   5.34         02/25/2008         8,601,554
  3,309,250  CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33         07/16/2007         3,309,614
  1,323,700  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007         1,324,534
  1,414,373  CIT GROUP INCORPORATED+/-                                                 5.57         09/20/2007         1,415,717
  1,459,379  CIT GROUP INCORPORATED+/-                                                 5.59         11/23/2007         1,461,160
 46,329,498  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $46,350,693)               5.49         04/02/2007        46,329,498
    661,850  COMERICA BANK+/-                                                          5.32         02/08/2008           659,203
  7,360,963  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38         04/10/2007         7,352,351
  2,978,325  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30         04/12/2007         2,973,976
  3,971,100  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32         04/20/2007         3,960,696
  3,309,250  CULLINAN FINANCE CORPORATION+++/-                                         5.32         02/12/2008         3,308,224
  6,618,500  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28         06/25/2007         6,618,367

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$10,653,137  DEER VALLEY FUNDING LLC++                                                 5.29%        04/19/2007    $   10,626,717
  4,963,875  DEER VALLEY FUNDING LLC++                                                 5.29         05/15/2007         4,932,801
  1,864,564  DEER VALLEY FUNDING LLC++                                                 5.31         04/11/2007         1,862,121
  1,985,550  DEER VALLEY FUNDING LLC                                                   5.34         05/07/2007         1,975,443
 40,996,288  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $41,015,044)            5.49         04/02/2007        40,996,288
  6,618,500  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50         06/13/2007         6,619,426
    863,317  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29         07/06/2007           851,403
  4,104,926  FOX TROT CDO LIMITED++                                                    5.31         04/24/2007         4,091,749
  1,653,963  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007         1,654,509
  2,647,400  GEORGE STREET FINANCE LLC++                                               5.33         04/30/2007         2,636,598
  6,618,500  GREENWICH CAPITAL HOLDINGS                                                5.44         04/03/2007         6,617,507
  3,309,250  HARRIER FINANCE FUNDING LLC+++/-                                          5.31         01/11/2008         3,309,151
    264,740  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54         05/15/2007           264,761
    179,758  HUDSON-THAMES LLC++                                                       5.26         04/04/2007           179,706
    992,510  HUDSON-THAMES LLC                                                         5.29         04/30/2007           988,461
  4,632,950  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007         4,633,691
  8,604,050  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007         8,604,050
  3,309,250  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32         04/24/2008         3,309,415
    794,220  K2 (USA) LLC+++/-                                                         5.30         07/16/2007           794,299
  1,323,700  K2 (USA) LLC+++/-                                                         5.33         09/28/2007         1,323,700
 13,236,999  KEEL CAPITAL INCORPORATED++                                               5.30         04/12/2007        13,217,673
    402,670  KESTREL FUNDING US LLC                                                    5.29         05/21/2007           399,798
  4,276,610  KLIO III FUNDING CORPORATION++                                            5.31         04/24/2007         4,262,882
  1,654,625  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33         06/26/2007         1,654,675
  4,996,570  LIBERTY HARBOUR CDO II LIMITED++                                          5.30         04/27/2007         4,978,333
    463,295  LIBERTY HARBOUR CDO II LIMITED++                                          5.39         04/13/2007           462,554
  2,793,007  METLIFE GLOBAL FUNDING I+++/-                                             5.43         10/05/2007         2,794,375
  3,309,250  MORGAN STANLEY+/-                                                         5.36         07/12/2007         3,309,250
  4,859,302  MORGAN STANLEY+/-                                                         5.48         07/27/2007         4,861,003
  3,309,250  MORGAN STANLEY+/-                                                         5.51         08/07/2007         3,309,250
 29,121,399  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $29,134,722)          5.49         04/02/2007        29,121,399
    612,211  MORGAN STANLEY SERIES EXL+/-SS.                                           5.38         05/15/2008           612,248
    529,480  NATIONAL CITY BANK+/-                                                     5.46         09/04/2007           529,533
  3,794,386  NATIONWIDE BUILDING SOCIETY+++/-                                          5.48         07/20/2007         3,796,359
  2,470,686  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32         05/09/2007         2,457,369
  6,618,500  NORTHERN ROCK PLC+++/-SS.                                                 5.34         05/05/2008         6,619,095
  1,911,909  PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30         04/15/2007         1,911,909
    661,850  PICAROS FUNDING PLC++                                                     5.29         06/22/2007           654,047
  3,772,545  PREMIUM ASSET TRUST+++/-                                                  5.47         12/21/2007         3,777,826
  3,309,250  PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37         12/16/2007         3,309,250
  2,515,030  PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37         08/27/2007         2,515,030
    535,437  RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34         09/24/2007           535,539
  1,664,023  REGENCY MARKETS #1 LLC++                                                  5.28         05/15/2007         1,653,606
  4,632,950  SAINT GERMAIN FUNDING                                                     5.31         04/19/2007         4,621,460
  3,044,510  SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39         04/11/2008         3,044,510
    529,480  SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26         08/20/2007           518,732
  2,647,400  SLM CORPORATION+++/-SS.                                                   5.32         05/12/2008         2,647,665
    264,740  STANFIELD VICTORIA FUNDING LLC++                                          5.27         04/16/2007           264,200

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,509,735  STANFIELD VICTORIA FUNDING LLC++                                          5.31%        04/25/2007    $    2,501,327
  2,351,685  TASMAN FUNDING INCORPORATED++                                             5.29         04/04/2007         2,351,003
    765,231  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008           765,216
  3,309,250  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33         06/15/2007         3,309,515
  3,309,250  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34         05/08/2008         3,309,614
    397,110  VERSAILLES CDS LLC++                                                      5.33         04/16/2007           396,300
  6,618,500  VETRA FINANCE CORPORATION                                                 5.31         06/12/2007         6,550,131
  2,993,283  WHISTLEJACKET CAPITAL LIMITED                                             5.30         04/23/2007         2,984,123
    794,220  WINDMILL FUNDING CORPORATION                                              5.38         04/02/2007           794,220
  2,316,475  WORLD OMNI VEHICLE LEASING++                                              5.30         04/18/2007         2,311,077
  1,323,700  WORLD OMNI VEHICLE LEASING++                                              5.36         04/19/2007         1,320,415

                                                                                                                     405,496,429
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $416,186,909)                                                          416,186,909
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 0.99%
 25,375,468  WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                             25,375,468
                                                                                                                  --------------

PRINCIPAL
US TREASURY BILLS - 0.06%
$   185,000  US TREASURY BILL^                                                         4.94         05/10/2007           184,026
    530,000  US TREASURY BILL^                                                         4.96         05/10/2007           527,208
    850,000  US TREASURY BILL^                                                         4.93         08/09/2007           835,161

                                                                                                                       1,546,395
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $26,921,712)                                                                       26,921,863
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,505,566,510)*                         115.28%                                                            $3,142,847,445
OTHER ASSETS AND LIABILITIES, NET              (15.28)                                                              (416,542,616)
                                               ------                                                             --------------

TOTAL NET ASSETS                               100.00%                                                            $2,726,304,829
                                               ======                                                             ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $41,240,718.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 99.25%

AUSTRALIA - 4.67%
         203,002  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                               $  1,185,879
          61,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  1,251,153
          57,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                        1,454,586
          42,690  RIO TINTO LIMITED (METAL MINING)                                                                        2,722,139
          26,258  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         838,980

                                                                                                                          7,452,737
                                                                                                                       ------------
AUSTRIA - 0.53%
          33,800  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                       844,786
                                                                                                                       ------------
BELGIUM - 2.45%
          21,000  BELGACOM SA (COMMUNICATIONS)                                                                              932,754
          15,300  DELHAIZE GROUP (FOOD STORES)                                                                            1,406,368
          34,206  FORTIS (DEPOSITORY INSTITUTIONS)                                                                        1,562,275

                                                                                                                          3,901,397
                                                                                                                       ------------
FINLAND - 1.01%
          20,161  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      1,065,159
          23,729  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               546,161

                                                                                                                          1,611,320
                                                                                                                       ------------
FRANCE - 12.01%
          11,100  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                     1,440,528
          39,344  AXA SA (INSURANCE CARRIERS)                                                                             1,668,193
          20,700  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                  1,599,667
          18,774  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  1,429,261
          15,300  CARREFOUR SA (FOOD STORES)                                                                              1,119,004
          13,713  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)              1,514,385
          16,204  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                 1,797,703
          32,086  PUBLICIS GROUPE (COMMUNICATIONS)                                                                        1,549,887
          18,176  TECHNIP SA (OIL & GAS EXTRACTION)                                                                       1,333,475
          62,600  TOTAL SA (OIL & GAS EXTRACTION)                                                                         4,386,072
          32,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                   1,316,619

                                                                                                                         19,154,794
                                                                                                                       ------------
GERMANY - 8.48%
           8,400  ALLIANZ AG (INSURANCE CARRIERS)                                                                         1,724,795
          46,721  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                2,067,085
          23,400  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                           1,919,288
          11,900  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             1,617,951
          10,300  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                             1,498,652
          34,252  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                         948,051
          27,500  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)+                                                         1,013,906
          24,000  METRO AG (FOOD STORES)                                                                                  1,699,515
           9,700  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                          1,036,875

                                                                                                                         13,526,118
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
GREECE - 0.93%
          46,924  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                              $  1,485,591
                                                                                                                       ------------
HONG KONG - 6.24%
         188,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              2,379,625
         197,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                       1,791,368
       2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                        1,323,022
         478,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                              1,336,699
         149,940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           1,734,764
         221,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                         1,381,692

                                                                                                                          9,947,170
                                                                                                                       ------------
ITALY - 2.40%
          76,142  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       2,477,750
         142,500  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                       1,356,300

                                                                                                                          3,834,050
                                                                                                                       ------------
JAPAN - 21.96%
          47,300  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               943,271
         177,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                      1,320,290
          76,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                               1,246,673
             261  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                  2,033,248
          17,800  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         1,657,043
         254,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                1,692,040
              36  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       311,609
          83,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           2,429,990
           5,200  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              1,173,354
          77,800  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                1,637,339
             141  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   1,591,395
         116,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                2,165,648
          62,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                            1,820,434
          18,500  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              1,350,136
          65,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              1,340,377
          98,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             795,044
         248,500  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           2,663,404
          80,200  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              1,670,833
          53,100  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)     1,428,437
          49,800  SONY CORPORATION (ELECTRONIC)                                                                           2,531,415
         317,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)                                                                                              1,638,264
         151,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                      1,574,839

                                                                                                                         35,015,083
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
NETHERLANDS - 5.85%
          23,173  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                          $  1,759,822
          30,352  ARCELOR MITTAL NV (BASIC MATERIALS)                                                                     1,612,497
          65,100  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                      1,607,955
          46,300  ING GROEP NV (FINANCIAL SERVICES)                                                                       1,957,540
          61,500  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               957,921
          47,500  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            1,425,146

                                                                                                                          9,320,881
                                                                                                                       ------------
NORWAY - 1.15%
          67,232  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   1,830,593
                                                                                                                       ------------
RUSSIA - 0.49%
           9,100  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                         787,150
                                                                                                                       ------------
SINGAPORE - 2.46%
         530,000  CAPITALAND LIMITED (REAL ESTATE)                                                                        2,794,714
          82,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  1,135,023

                                                                                                                          3,929,737
                                                                                                                       ------------
SPAIN - 1.11%
          17,148  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                              421,032
          53,179  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              1,340,504

                                                                                                                          1,761,536
                                                                                                                       ------------
SWEDEN - 2.38%
          47,100  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              1,048,870
          34,350  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                   1,202,752
         420,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                1,545,798

                                                                                                                          3,797,420
                                                                                                                       ------------
SWITZERLAND - 7.46%
          19,900  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         1,993,030
          53,100  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               3,045,772
          18,900  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                     3,344,032
          31,000  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                    1,841,913
           5,800  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                       1,674,155

                                                                                                                         11,898,902
                                                                                                                       ------------
TAIWAN - 0.59%
          88,100  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    947,075
                                                                                                                       ------------
TURKEY - 0.74%
          89,200  TURKCELL ILETISIM HIZMETLERI AS ADR (COMMUNICATIONS)                                                    1,181,900
                                                                                                                       ------------
UNITED KINGDOM - 16.34%
         129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                          1,900,082
         175,570  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                 1,589,275
         168,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                  2,383,611
          52,331  BHP BILLITON PLC (COAL MINING)                                                                          1,166,755

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
UNITED KINGDOM (CONTINUED)
         111,600  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                        $  1,238,609
          91,000  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     1,354,694
          66,930  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                       1,839,959
         644,760  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                          2,017,373
         102,839  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              1,613,910
         165,504  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                              1,609,704
       9,797,836  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                         19,763
          49,500  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                    1,647,175
         110,536  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                      1,308,369
          73,245  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               1,481,706
       1,171,625  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                     3,124,056
          33,499  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          785,117
          83,600  YELL GROUP PLC (COMMUNICATIONS)                                                                           983,779

                                                                                                                         26,063,937
                                                                                                                       ------------

TOTAL COMMON STOCKS (COST $123,810,660)                                                                                 158,292,177
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 3.35%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.35%
       5,336,062  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                        5,336,062

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,336,062)
                                                                                                                          5,336,062
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $129,146,722)*                                             102.60%                                               $163,628,239
OTHER ASSETS AND LIABILITIES, NET                                 (2.60)                                                 (4,141,389)
                                                                 ------                                                ------------

TOTAL NET ASSETS                                                 100.00%                                               $159,486,850
                                                                 ======                                                ============

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 97.20%

AUSTRALIA - 2.08%
         399,307  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                         $  6,413,132
                                                                                                                       ------------
AUSTRIA - 0.98%
          42,585  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                      3,020,697
                                                                                                                       ------------
BELGIUM - 1.95%
          37,660  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                      1,123,879
         106,067  FORTIS NA (DEPOSITORY INSTITUTIONS)                                                                     4,842,931
             187  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                         33,249

                                                                                                                          6,000,059
                                                                                                                       ------------
BRAZIL - 0.28%
         241,881  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                849,002
                                                                                                                       ------------
CANADA - 0.93%
         119,800  NORTEL NETWORKS CORPORATION ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)+                                                                             2,881,190
                                                                                                                       ------------
CHINA - 1.45%
       2,333,300  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                    1,334,850
       1,096,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                               3,149,063

                                                                                                                          4,483,913
                                                                                                                       ------------
DENMARK - 0.29%
              86  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                   897,351
                                                                                                                       ------------
FINLAND - 2.12%
         223,500  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                          6,517,593
                                                                                                                       ------------
FRANCE - 11.06%
          29,074  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                     3,773,146
          96,454  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                  7,453,832
          71,241  CARREFOUR SA (FOOD STORES)                                                                              5,210,389
          60,266  ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                               5,052,558
          41,428  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                 4,596,101
          49,260  TECHNIP SA (OIL & GAS EXTRACTION)                                                                       3,613,940
          28,270  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               4,381,418

                                                                                                                         34,081,384
                                                                                                                       ------------
GERMANY - 9.63%
          37,248  ALLIANZ AG (INSURANCE CARRIERS)                                                                         7,648,232
          15,778  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              930,969
          37,404  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                           3,067,908
         119,893  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                              3,629,190
          19,336  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             2,628,967
          43,109  FRAPORT AG (TRANSPORTATION SERVICES)                                                                    3,148,853
          22,857  IVG IMMOBILIEN AG (REAL ESTATE)                                                                         1,094,622
           5,767  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              621,313
          31,199  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              3,300,403

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
GERMANY (CONTINUED)
          27,822  UNITED INTERNET AG (COMMUNICATIONS)                                                                  $    540,763
          17,671  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)+                                                         3,068,743

                                                                                                                         29,679,963
                                                                                                                       ------------
HONG KONG - 10.37%
          79,600  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       463,022
         739,400  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)     3,113,363
         386,900  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                       3,518,173
         932,000  CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED (COMMUNICATIONS)                                       2,433,327
         341,000  CHINA RESOURCES ENTERPRISE LIMITED (MISCELLANEOUS RETAIL)                                               1,139,067
       1,159,000  CHINA RESOURCES LAND LIMITED (REAL ESTATE)                                                              1,397,297
       3,582,200  CHINA UNICOM LIMITED (BUSINESS SERVICES)                                                                5,162,292
         164,000  DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                           71,574
         372,000  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                     3,577,884
         526,000  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                               1,316,767
         724,129  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                1,946,210
         349,900  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           4,048,245
         324,294  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                               3,639,929
          40,800  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                 133,154

                                                                                                                         31,960,304
                                                                                                                       ------------

ITALY - 3.69%
         316,050  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                              2,400,171
         134,894  HERA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                              567,622
          98,855  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                2,201,356
         404,917  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                 1,001,217
         545,139  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                       5,188,575

                                                                                                                         11,358,941
                                                                                                                       ------------
JAPAN - 12.69%
         111,300  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     2,814,613
         175,000  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                    5,762,050
             997  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                           4,898,702
           4,333  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                            3,640,249
           4,800  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              1,083,096
          61,300  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               537,363
          89,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                         2,922,862
       1,007,300  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            6,513,600
          80,200  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                            2,354,820
             199  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                           1,281,746
             383  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              1,946,852
          20,500  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                 5,340,716

                                                                                                                         39,096,669
                                                                                                                       ------------
LUXEMBOURG - 0.53%
          13,605  RTL GROUP SA (COMMUNICATIONS)                                                                           1,635,675
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
MEXICO - 2.25%
         155,400  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                               $  4,630,920
         537,300  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                 2,294,109

                                                                                                                          6,925,029
                                                                                                                       ------------
NETHERLANDS - 3.06%
         195,420  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                      4,826,829
          12,000  ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+             297,000
          82,259  ING GROEP NV (FINANCIAL SERVICES)                                                                       3,477,868
          27,938  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                     813,594

                                                                                                                          9,415,291
                                                                                                                       ------------
NORWAY - 1.34%
          44,400  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                    1,004,393
         189,100  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                             3,111,067

                                                                                                                          4,115,460
                                                                                                                       ------------
PORTUGAL - 0.09%
         119,047  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                268,758
                                                                                                                       ------------
RUSSIA - 3.60%
          59,981  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                       5,182,358
          16,850  NOVATEK OAO GDR (OIL & GAS EXTRACTION)+                                                                   977,300
          31,453  RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                       4,285,471
          18,796  TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                     631,546

                                                                                                                         11,076,675
                                                                                                                       ------------
SINGAPORE - 1.05%
         294,500  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                    3,222,292
                                                                                                                       ------------
SOUTH AFRICA - 0.55%
         125,590  MTN GROUP LIMITED (COMMUNICATIONS)                                                                      1,705,233
                                                                                                                       ------------
SOUTH KOREA - 5.46%
          74,868  HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                            3,875,501
          68,623  KOOKMIN BANK (FINANCIAL SERVICES)                                                                       6,156,230
          19,210  NHN CORPORATION (BUSINESS SERVICES)+                                                                    2,817,793
          69,145  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                            3,968,782

                                                                                                                         16,818,306
                                                                                                                       ------------
SPAIN - 2.20%
           2,864  BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                        140,371
          93,425  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                   3,382,115
          52,487  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                              3,262,427

                                                                                                                          6,784,913
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

     INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
SWITZERLAND - 11.44%
          53,505  ADECCO SA (BUSINESS SERVICES)                                                                        $  3,397,038
          19,094  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     7,436,313
          59,686  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               3,423,540
          26,206  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                     4,636,703
           4,174  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                      809,622
          64,620  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                  5,902,827
         161,984  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                    9,624,528

                                                                                                                         35,230,571
                                                                                                                       ------------
TAIWAN - 0.57%
         163,322  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                      1,755,712
                                                                                                                       ------------
UNITED KINGDOM - 7.54%
         191,249  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                  2,713,472
         119,541  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                           1,326,743
         231,599  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                         2,971,496
          28,338  CARNIVAL PLC (WATER TRANSPORTATION)                                                                     1,365,680
         544,028  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      2,978,841
         303,903  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                          3,348,990
         214,118  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              3,360,275
          69,661  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       185,746
         818,259  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                             4,971,512

                                                                                                                         23,222,755
                                                                                                                       ------------

TOTAL COMMON STOCKS (COST $233,626,955)                                                                                 299,416,868
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 5.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.50%
      16,952,435  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       16,952,435

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,952,435)                                                               16,952,435
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $250,579,390)*                                             102.70%                                               $316,369,303
OTHER ASSETS AND LIABILITIES, NET                                 (2.70)                                                 (8,323,096)
                                                                 ------                                                ------------

TOTAL NET ASSETS                                                 100.00%                                               $308,046,207
                                                                 ======                                                ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 97.94%

AUSTRALIA - 5.75%
      4,456  ABC LEARNING (SCHOOLS)                                                                               $       26,247
      4,702  AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                       61,365
      6,165  ALINTA LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                           72,430
     14,539  ALUMINA LIMITED (METAL MINING)                                                                               85,991
     10,707  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                     65,406
     21,915  AMP LIMITED (INSURANCE CARRIERS)                                                                            184,230
      1,838  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    17,251
      2,926  APN NEWS & MEDIA LIMITED (COMMUNICATIONS)                                                                    13,920
      4,074  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 54,059
     21,495  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                     516,531
      2,098  AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                                                        74,691
     10,709  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                       62,559
      2,867  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        63,722
     40,576  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                             981,291
      1,354  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                   18,295
      8,859  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             75,262
      6,952  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       46,349
     13,462  BRAMBLES LIMITED (BUSINESS SERVICES)                                                                        148,242
      1,446  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                           27,915
     10,070  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                        70,966
      1,104  CENTRO RETAIL GROUP (REAL ESTATE)+                                                                            1,496
     16,721  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                        30,034
        484  CFS RETAIL PROPERTY TRUST (REAL ESTATE)+                                                                        842
      4,085  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                   15,766
      6,470  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                           46,067
        684  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           35,818
     13,304  COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                   174,920
     15,079  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                    613,194
     19,747  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                              21,889
      5,623  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                    49,363
      2,135  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                   142,288
     10,789  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 29,767
     35,698  DB RREEF TRUST (REAL ESTATE)                                                                                 49,824
      2,855  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         15,754
     23,690  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                            131,298
      7,653  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         13,375
     22,670  GENERAL PROPERTY TRUST (REAL ESTATE)                                                                         90,611
     13,810  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                           27,264
      4,800  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                  18,331
      3,120  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           14,869
      9,070  ING INDUSTRIAL FUND (REAL ESTATE)                                                                            17,319
     20,609  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                       97,714
     19,028  INVESTA PROPERTY GROUP (REAL ESTATE)                                                                         37,411
      6,056  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          40,963
     10,852  JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                               43,726

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
AUSTRALIA (CONTINUED)
      1,729  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           $       46,892
      4,210  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                 68,092
      3,610  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                                25,820
     21,151  MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                         25,927
      9,210  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             29,733
      2,932  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                 196,307
      3,606  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                           19,081
     16,489  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                         93,256
     32,465  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                         100,867
      8,482  MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                        24,912
     11,093  MIRVAC GROUP (REAL ESTATE)                                                                                   47,031
      6,348  MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              22,959
     19,037  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   622,275
      4,127  NEWCREST MINING LIMITED (METAL MINING)                                                                       79,439
      7,186  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                  30,001
      3,904  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       80,064
     10,204  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                 74,387
      6,738  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                          16,737
      5,600  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                              44,086
      5,565  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                  18,776
        501  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                     31,456
      1,623  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 26,066
     11,728  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                       49,818
      9,886  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            252,281
     10,476  RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               152,994
      3,340  RIO TINTO LIMITED (METAL MINING)                                                                            212,976
      7,434  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        61,051
      3,487  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                   41,615
     17,346  STOCKLAND (REAL ESTATE)                                                                                     114,383
        455  STOCKLAND (REAL ESTATE)+                                                                                      3,000
      7,927  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                            133,405
     11,253  SYDNEY ROADS GROUP (TRANSPORTATION)+                                                                         12,291
      6,136  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   81,867
     13,283  TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                       55,350
     33,527  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                126,411
     18,267  TELSTRA CORPORATION LIMITED - INSTALLMENT RECEIPTS (COMMUNICATIONS)                                          47,443
      6,610  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                             109,644
      9,748  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                           61,204
      4,419  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 134,972
     17,604  WESTFIELD GROUP (PROPERTIES)                                                                                292,987
        439  WESTFIELD GROUP (PROPERTIES)+                                                                                 7,214
     21,499  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                       458,355
      5,582  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           178,353
     14,067  WOOLWORTHS LIMITED (FOOD STORES)                                                                            309,466
      1,914  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                    43,036
      5,898  ZINIFEX LIMITED (METAL MINING)                                                                               75,303

                                                                                                                       9,166,208
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
AUSTRIA - 0.61%
         86  ANDRITZ AG (MACHINE-DIVERSIFIED)                                                                     $       21,574
        510  BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 49,052
        266  BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                  12,508
      2,167  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                    168,765
        138  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                   13,514
      3,415  IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                                51,093
      5,231  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                              83,854
         53  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                             11,825
      2,178  MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                   60,575
      1,929  OMV AG (OIL & GAS EXTRACTION)                                                                               121,498
        410  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)+                                            57,716
        323  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                             15,952
      4,383  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                         109,547
        970  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                  43,486
      1,092  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      79,210
        339  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                           24,046
        866  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          54,082

                                                                                                                         978,297
                                                                                                                  --------------

BELGIUM - 1.24%
      1,296  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     29,241
        150  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   13,854
        165  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 22,432
      2,031  BELGACOM SA (COMMUNICATIONS)                                                                                 90,211
         96  COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         19,993
        194  COLRUYT SA (FOOD STORES)                                                                                     44,396
        205  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                           13,610
         36  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                14,908
        902  DELHAIZE GROUP (FOOD STORES)                                                                                 82,911
      6,715  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          200,394
        231  EURONAV SA (WATER TRANSPORTATION)                                                                             7,773
     13,538  FORTIS (DEPOSITORY INSTITUTIONS)                                                                            618,315
        860  GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                             100,626
      2,144  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                          154,802
      2,142  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                    266,423
        412  MOBISTAR SA (COMMUNICATIONS)                                                                                 34,838
        239  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                                18,409
        780  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                     119,867
      1,796  SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                               24
         75  SUEZ SA (ENERGY)+                                                                                             3,955
      1,178  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                         68,563
        303  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                           53,874

                                                                                                                       1,979,419
                                                                                                                  --------------

CAYMAN ISLANDS - 0.02%
     19,000  HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                           38,518
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
DENMARK - 0.84%
         13  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)              $      135,646
        138  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   17,096
        406  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                      44,183
        200  CODAN (INSURANCE CARRIERS)+                                                                                  18,897
        347  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              29,457
        638  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                        50,271
      5,728  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                   266,490
        195  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                         34,191
        209  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                   10,042
        523  FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       35,443
      2,702  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   38,270
        614  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                                14,365
        720  JYSKE BANK (BUSINESS SERVICES)+                                                                              57,959
        232  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     18,634
      2,826  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                      257,888
        556  NOVOZYMES A/S (HEALTH SERVICES)                                                                              49,741
        760  SYDBANK (DEPOSITORY INSTITUTIONS)                                                                            40,877
        233  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                         45,115
        257  TRYGVESTA AS (WHOLESALE TRADE-DURABLE GOODS)                                                                 21,264
      2,148  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)+                                                                                         120,344
        320  WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)+                                                                                          28,399

                                                                                                                       1,334,572
                                                                                                                  --------------

FINLAND - 1.50%
        803  AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                  17,603
        500  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                               30,197
      1,857  ELISA CORPORATION (COMMUNICATIONS)                                                                           53,806
      5,187  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              151,261
        732  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       24,544
        838  KESKO OYJ (FOOD STORES)                                                                                      44,699
        963  KONE OYJ (BUSINESS SERVICES)                                                                                 55,020
      1,557  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           82,260
      1,497  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                                 51,585
     47,548  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               1,094,394
      1,380  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                                37,791
        900  OKO BANK (DEPOSITORY INSTITUTIONS)                                                                           15,341
      1,353  ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               5,892
      1,077  ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  25,954
      1,238  OUTOKUMPU OYJ (METAL MINING)                                                                                 42,552
      1,000  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                   46,608
      4,961  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              150,568
        840  SANOMAWSOY OYJ (MULTI MEDIA)+                                                                                24,922
      6,760  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                    117,394
      1,021  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     29,733
      6,166  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                   157,076
        730  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        25,803

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FINLAND (CONTINUED)
        789  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                $       48,758
      1,522  YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                     52,455

                                                                                                                       2,386,216
                                                                                                                  --------------
FRANCE - 9.37%
      2,356  ACCOR SA (METAL MINING)                                                                                     225,154
      1,346  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                       61,403
      1,412  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                   344,185
     26,974  ALCATEL SA (COMMUNICATIONS)                                                                                 317,451
      1,293  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                         167,802
        790  ATOS ORIGIN (BUSINESS SERVICES)+                                                                             52,903
     19,545  AXA SA (INSURANCE CARRIERS)                                                                                 828,702
      9,720  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  1,015,251
      2,387  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      184,464
      1,063  BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                38,695
      1,600  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      121,808
      7,004  CARREFOUR SA (FOOD STORES)                                                                                  512,255
        535  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                   54,015
      1,149  CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING
             INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                               132,000
        555  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                         64,635
      3,689  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          360,577
      1,676  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  185,088
      7,701  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                300,287
        707  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                38,014
      1,137  EURONEXT NV (BUSINESS SERVICES)                                                                             135,862
     19,778  FRANCE TELECOM SA (COMMUNICATIONS)                                                                          522,330
      2,300  GAZ DE FRANCE (GAS DISTRIBUTION)                                                                            106,737
        159  GECINA SA (REAL ESTATE)                                                                                      29,568
      2,772  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                     452,872
        749  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              103,637
        357  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           33,144
        231  KLEPIERRE (REAL ESTATE)                                                                                      44,695
      3,364  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                     367,277
      1,751  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         275,284
      1,415  LAGARDERE SCA (COMMUNICATIONS)                                                                              108,952
      2,863  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     317,627
        858  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                     31,428
        393  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          56,174
      1,674  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    36,540
      1,057  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                     214,327
      1,783  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                 125,664
        774  PPR SA (APPAREL & ACCESSORY STORES)                                                                         123,773
      1,626  PUBLICIS GROUPE (COMMUNICATIONS)                                                                             78,543
      2,165  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                       253,204
      2,049  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                        50,008

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FRANCE (CONTINUED)
     11,818  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                      $    1,027,735
      2,784  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER                353,416
             EQUIPMENT)
        163  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                  20,032
          6  SCOR NON REGROUPE (INSURANCE CARRIERS)+                                                                          17
      1,176  SCOR REGROUPE (INSURANCE CARRIERS)+                                                                          31,765
        362  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              25,315
        225  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                            20,499
      4,311  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                  745,019
      1,474  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                              49,344
      1,190  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                                87,129
     11,753  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    619,843
      1,243  TECHNIP SA (OIL & GAS EXTRACTION)                                                                            91,192
      1,026  THALES SA (TRANSPORTATION BY AIR)                                                                            59,565
      3,195  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                     61,502
     25,332  TOTAL SA (OIL & GAS EXTRACTION)                                                                           1,774,888
        537  UNIBAIL (REAL ESTATE)                                                                                       162,752
        812  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                          47,629
        488  VALLOUREC (HEALTH SERVICES)                                                                                 124,890
      3,337  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                    248,116
      2,155  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   333,992
     13,332  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       541,764
        521  ZODIAC SA (TRANSPORTATION BY AIR)                                                                            37,499

                                                                                                                      14,936,238
                                                                                                                  --------------

GERMANY - 7.27%
      2,373  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                              129,746
      5,016  ALLIANZ AG (INSURANCE CARRIERS)                                                                           1,029,949
        898  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  58,324
      5,641  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                       635,092
      8,488  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  542,441
        616  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                   42,008
        442  BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                                40,221
      1,070  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                   67,237
      7,298  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    322,887
      1,535  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   198,408
     10,711  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                               878,525
      6,071  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  817,804
      1,192  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            273,084
      2,891  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                78,513
        959  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                               83,616
     32,723  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        541,165
        392  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                              23,014
      7,229  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 982,871
        736  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 107,088
        737  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    33,769
        694  HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                    102,600
        525  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 53,230
      1,567  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                        99,933

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
GERMANY (CONTINUED)
        8,739   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)+                                                                                  $     136,001
        1,085   IVG IMMOBILIEN AG (REAL ESTATE)                                                                              51,961
          830   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)+                                                              30,602
        1,284   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                138,333
        1,483   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             172,550
          716   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                     92,318
        1,894   METRO AG (FOOD STORES)                                                                                      134,120
          745   MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                  18,670
        2,415   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                          408,452
           92   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                       140,562
          755   PREMIERE AG (ENTERTAINMENT)+                                                                                 16,440
        1,093   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                     38,590
          150   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                    54,845
          432   RHEINMETALL BERLIN (MACHINERY)+                                                                              40,050
        5,200   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  550,085
          489   RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                              48,568
          492   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                    71,849
       10,367   SAP AG (BUSINESS SERVICES)                                                                                  462,131
        9,825   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            1,050,236
          436   SOLARWORLD AG (ENERGY)+                                                                                      33,857
          815   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                      15,569
        4,210   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                  208,309
        2,537   TUI AG (TRANSPORTATION BY AIR)                                                                               62,731
        1,993   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                    299,513
        1,230   VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                          126,567
          422   WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   39,326
                                                                                                                         11,583,760
                                                                                                                      -------------

GREECE - 0.65%
        4,649   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     147,185
        1,250   COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                             52,599
        1,250   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                            37,437
        2,690   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                          109,959
          200   FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                        7,000
        1,260   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                 17,976
        1,700   HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                 24,980
        3,720   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                101,772
        1,610   INTRACOM SA (COMMUNICATIONS)                                                                                  8,603
          558   MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                           15,519
        4,444   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        235,679
        2,610   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                   100,134
        2,675   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                    92,908
        1,400   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                              34,262
        1,510   TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          3,167
          710   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             38,317
          980   VIOHALCO SA (BUSINESS SERVICES)                                                                              15,107

                                                                                                                          1,042,604
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
HONG KONG - 1.66%
        2,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                            $      14,750
       17,219   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         100,160
       43,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    105,444
       13,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       33,076
       18,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  227,836
        6,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                   20,887
       21,000   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                    153,331
       12,000   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 140,756
       25,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                             76,310
       18,000   GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                   8,754
       21,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                   58,725
        8,900   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            126,435
        9,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                     52,582
       42,000   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                                 93,853
       12,000   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                  116,951
       16,000   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                               82,114
        8,000   HOPEWELL HOLDINGS (REAL ESTATE)                                                                              31,126
       25,000   HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                  240,449
        8,159   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                              22,190
       22,500   JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   14,945
        6,244   KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                       32,085
        6,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                   25,226
       24,200   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                        76,036
       27,000   LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                            64,964
       10,000   MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)                                             17,994
       17,192   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                    43,038
       32,546   NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               73,810
        2,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 20,442
       48,000   PCCW LIMITED (COMMUNICATIONS)                                                                                28,812
       12,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                 29,702
       12,000   SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                      15,942
       16,833   SINO LAND COMPANY (REAL ESTATE)                                                                              36,236
       32,000   SOLOMON SYSTECH LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                    5,037
       16,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               185,116
       11,000   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                   123,466
       14,000   TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            16,878
        4,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                              25,008
       12,000   TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                             8,094
       15,000   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                   55,673
        2,000   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             24,624
        6,500   YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                                    22,045

                                                                                                                          2,650,902
                                                                                                                      -------------

IRELAND - 0.89%
       10,287   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                            305,069
       11,406   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                   246,072
        5,901   BLACKROCK INTERNATIONAL LAND (REAL ESTATE)+                                                                   3,153
        3,873   C&C GROUP PLC (EATING & DRINKING PLACES)                                                                     58,825

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
IRELAND (CONTINUED)
        6,319   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      $     270,118
        1,054   DCC PLC (BUSINESS SERVICES)                                                                                  37,114
        4,126   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                     73,691
        5,449   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                          69,879
        5,901   FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                                8,986
        2,819   GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        42,365
        1,989   GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                12,222
        7,451   INDEPENDENT NEWS & MEDIA PLC (COMMUNICATIONS)                                                                33,841
        3,209   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              88,092
        1,603   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    44,540
        1,565   KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       41,498
        1,332   LAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                               30,961
          591   PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                            15,640
          624   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                            27,949
        5,901   TOTAL PRODUCE PLC (WHOLESALE TRADE NON-DURABLE GOODS)+                                                        6,543
                                                                                                                          1,416,558
                                                                                                                      -------------

ITALY - 3.70%
        5,294   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                              67,573
        1,559   ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                               16,286
       11,199   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                             476,330
        1,355   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                     25,956
        3,345   AUTOSTRADE SPA (SOCIAL SERVICES)                                                                            107,242
       10,900   BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                               81,540
       82,070   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                  623,262
       12,879   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                                80,688
        5,099   BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                     78,945
        4,027   BANCHE POPOLARI UNITE SPA (DEPOSITORY INSTITUTIONS)                                                         119,155
        4,387   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                            136,253
          793   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 12,839
        1,997   BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                     28,838
       19,720   CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                     178,209
       50,504   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                540,399
       30,219   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           983,362
        6,384   FIAT SPA (TRANSPORTATION EQUIPMENT)+                                                                        160,924
        3,474   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                    104,458
        2,262   GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)                                                            12,057
          931   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     27,883
          759   LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)+                                                           30,235
        1,613   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)        51,433
        8,975   MEDIASET SPA (COMMUNICATIONS)                                                                                97,652
        5,713   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                    127,220
        3,392   MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                          27,504
       37,499   PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                             41,427
          869   SAI STA ASSICURATRICE INDUSTRI ORD SPA (INSURANCE-MULTI LINE)+                                               39,898
       54,404   SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                                     33,540
       12,305   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                     78,120
       70,440   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                     174,173

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
ITALY (CONTINUED)
      125,127   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                   $     356,865
       14,027   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                52,091
        3,533   TISCALI SPA (COMMUNICATIONS)+                                                                                13,356
       91,319   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           869,165
       10,803   UNIPOL-PREFERRED (INSURANCE COMPANIES)+                                                                      39,469

                                                                                                                          5,894,347
                                                                                                                      -------------

JAPAN - 22.09%
        4,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    26,103
            2   ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                   8,961
          940   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    39,964
          400   ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          9,708
        1,900   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   84,326
        7,400   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 147,573
        1,100   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     18,539
          900   AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       27,877
        2,400   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       84,114
        7,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     80,550
          300   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                             19,094
        8,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                   31,432
        2,000   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   23,422
        4,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                          45,723
        1,000   AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   12,211
          700   AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  22,217
          700   ARRK CORPORATION (MANUFACTURING)                                                                              8,453
        4,700   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            75,382
       11,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             154,863
       15,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       109,216
          300   ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                       9,470
        2,000   ASICS CORPORATION (FOOTWEAR)                                                                                 22,386
          300   AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              10,743
        7,000   BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                            56,492
        3,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                              34,445
       14,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          104,430
          800   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                   29,735
        7,100   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE  STATIONS)                                   141,892
       12,500   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      671,461
        1,000   CANON SALES COMPANY INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                             20,961
        3,000   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      65,682
        2,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            13,527
           18   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     204,684
        9,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 79,430
        2,000   CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                        43,873
        7,800   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               268,075
        3,300   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          83,452
          500   CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  9,335
        4,400   CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                   41,297

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
JAPAN (CONTINUED)
          800   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                        $      17,346
        1,000   COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 10,735
        1,900   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         62,559
          800   CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                                 33,537
        7,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              110,132
        3,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             20,494
        4,000   DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   25,967
        1,000   DAIFUKU COMPANY LIMITED (MACHINERY)                                                                          14,494
        8,200   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                251,205
        2,800   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                97,420
        3,000   DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                            38,875
        8,000   DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                         31,772
        3,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   22,683
        1,000   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                       47,098
        6,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)        98,422
       16,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                    193,211
        6,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                            28,106
        5,700   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                211,864
           23   DENTSU INCORPORATED (BUSINESS SERVICES)                                                                      64,409
        3,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       30,499
           15   E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                            19,094
           14   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      9,302
           40   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      311,609
        5,000   EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   23,719
        1,000   EDION CORPORATION (ELECTRONIC)                                                                               13,960
        2,900   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                         139,044
        1,880   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                               94,606
        1,200   ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                         46,538
          800   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                      22,267
        2,100   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             195,494
          600   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  46,589
        7,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                DEALERS)                                                                                                     32,493
        5,700   FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            233,147
          400   FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          11,914
            7   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                        16,217
        4,000   FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           28,208
       22,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    146,555
        8,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             48,880
          700   GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       13,633
           18   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       14,175
        4,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 28,344
        2,000   GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                      11,626
          320   HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                        22,376

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
JAPAN (CONTINUED)
        2,000   HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                 $      18,568
       14,800   HANKYU HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                                       89,549
        9,000   HASEKO CORPORATION (RESIDENTIAL)+                                                                            32,841
          300   HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                           13,671
        3,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                               15,988
          400   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   48,099
        2,000   HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     11,388
          400   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              7,994
        1,300   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               30,558
        1,300   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                                   35,192
       39,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    302,495
        2,200   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       58,435
       15,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                              51,680
       18,200   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      634,776
        1,000   HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                            17,057
        4,800   HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          159,267
        1,600   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   82,960
           14   INDEX CORPORATION (COMMUNICATIONS)                                                                            7,295
           10   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                          89,328
        2,500   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          43,597
       15,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                62,373
          800   ITO EN LIMITED (EATING & DRINKING PLACES)                                                                    26,069
       18,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                      178,411
          400   ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   19,179
          400   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                   22,132
       11,000   JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)                                                          22,870
            6   JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                            26,375
            5   JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                             66,191
            4   JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                             39,375
        4,000   JAPAN STEEL WORKS (MACHINERY)                                                                                48,099
           53   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                               260,412
        6,500   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                        384,462
        2,000   JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             32,824
        8,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  49,966
        2,200   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                50,781
           13   K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                                 13,900
       11,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          56,195
        1,000   KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            8,138
        3,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                           25,815
        4,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             38,153
        9,000   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              258,910
        2,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   17,091
        6,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               175,662
        1,600   KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                          10,061
       16,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   67,753

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
      6,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                    $       56,925
         28  KDDI CORPORATION (COMMUNICATIONS)                                                                              223,591
      5,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                       38,357
      7,000  KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                 48,651
      4,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                               25,832
        400  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           90,258
      2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                                  25,628
      2,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             17,940
     19,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                                  59,818
      9,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                        129,990
     33,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    133,019
      1,000  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         13,230
     10,500  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       220,978
      1,000  KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   23,294
      1,100  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     29,404
      6,000  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                                78,819
        400  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       11,813
      2,400  KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                           42,057
     13,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    113,960
      4,500  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                                 48,613
      2,200  KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                                41,913
      1,500  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                    36,278
      1,900  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          179,133
      4,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 36,999
      4,400  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 125,085
        800  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                                30,754
      1,500  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                          49,644
        300  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      18,559
      1,300  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            48,209
     19,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                       115,445
      3,800  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                              46,597
      1,700  MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                         14,902
        500  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   11,456
     23,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                463,552
      4,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           45,859
      3,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                             23,549
      4,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                            18,568
        400  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     12,899
      8,400  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                              310,794
      4,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      24,779
     13,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                         114,906
     15,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                     366,709
     23,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       236,948
     14,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                                459,776
      5,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      47,946

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
     37,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            $      239,257
      1,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                   17,015
     12,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                     56,925
      7,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                        46,631
      3,000  MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             34,267
        100  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        1,128,649
     18,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                       336,049
      8,000  MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                          69,925
      9,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                    38,111
     10,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                   293,618
      7,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                         38,433
     13,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                             144,297
     14,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 175,713
      8,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                    78,887
      5,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                                 22,955
        900  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      29,786
        110  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                                  708,503
      2,400  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                     175,153
      2,600  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                            40,575
     24,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              128,717
        500  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      12,093
          9  NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        10,692
      3,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      61,864
      2,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       37,424
      2,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                           20,078
      2,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                                  11,694
      1,300  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                               83,842
      9,500  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                          135,680
      3,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             63,264
      1,200  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     348,778
          5  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                       82,739
      3,500  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  61,333
     10,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                     62,712
      2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     16,514
      6,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                               17,006
      2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                      24,457
     10,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                      90,619
     15,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                  121,690
         11  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                       39,112
      3,000  NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          27,088
      5,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          26,222
      2,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   21,589
     72,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                            505,906
         61  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                      322,497

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
     12,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                    $       96,232
      8,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        35,506
      4,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                       12,933
      2,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                25,832
     26,400  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  282,953
        800  NISSEI SANGYO COMPANY (MACHINERY)                                                                               21,860
      2,500  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     25,437
     11,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          47,420
      2,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                       25,068
      1,100  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  40,326
        450  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         22,378
      2,000  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           93,856
      1,400  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                      23,820
     20,700  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     431,250
          3  NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                          38,442
      1,500  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      44,170
      5,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                          47,692
      5,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                        43,279
         15  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          76,247
        219  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                       405,143
         15  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                                 35,132
      8,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           51,595
        100  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   19,781
      7,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                               51,146
      9,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                             47,734
      7,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      13,484
      2,000  OKUMA CORPORATION (MACHINERY)                                                                                   23,388
      2,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            10,964
      3,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                               102,597
      2,800  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             75,322
      2,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                      27,817
        300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               14,435
        600  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 35,692
      1,060  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                        276,154
     25,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                   96,953
      1,100  OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                                       16,672
        200  OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     19,145
      1,400  PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)                                                                    18,831
      1,700  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            22,217
        900  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    33,910
      1,300  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                        11,793
         85  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                           40,466
         53  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                         142,575
      8,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        180,244
        500  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          13,323
      1,300  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         117,931

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
          4  ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                 $        8,079
        300  RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                           18,966
      1,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      10,489
        600  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                      26,375
        900  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             23,142
      3,000  SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   18,686
     21,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         35,820
          4  SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                  40,054
      3,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                             21,105
        121  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                                  45,899
      2,500  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     116,047
      2,300  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                              53,674
      1,700  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      50,059
      2,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               18,890
      6,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               47,811
      5,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          77,817
      9,620  SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                               293,074
         70  SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                              12,486
     12,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            231,161
        500  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 14,808
        200  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          21,996
        800  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           24,711
      7,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            42,948
      4,500  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               274,567
        800  SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                                    18,058
      6,000  SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 30,397
     18,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  86,303
      3,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                        53,971
      4,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                           81,297
      7,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 74,550
     13,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                    48,871
      2,400  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                    29,389
        600  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        80,499
      8,600  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                      221,130
      3,700  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                                15,417
     10,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                        124,661
     11,700  SONY CORPORATION (ELECTRONIC)                                                                                  594,730
      2,000  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       40,648
      1,000  SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             41,582
      2,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 14,460
     18,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                135,947
     12,400  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             223,082
      8,400  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                               127,739
      7,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      69,739
     48,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                     248,065

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
      6,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)        $      115,835
         76  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                         690,088
      5,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                  15,020
      4,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    151,731
      2,000  SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                                   21,911
        200  SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                          22,217
     15,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                             156,441
      2,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   26,069
        900  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                        31,925
      2,750  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                                 189,728
     11,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            48,634
     12,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             44,501
      2,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                                36,660
      1,000  TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      20,833
      2,000  TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                         14,121
      3,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        36,940
     10,400  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            682,213
      1,400  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                       56,195
      3,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    40,810
      1,500  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       130,092
     10,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                          56,432
      2,100  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            81,797
      1,600  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    37,678
        600  TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     14,257
     10,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                          48,031
      3,000  TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               14,358
      1,900  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                    37,084
        300  TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                                    14,689
      5,000  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 126,867
        600  TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                                    14,231
      3,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              52,444
        500  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                         18,500
     14,200  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                  485,625
      1,900  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     132,858
     26,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                  144,959
        400  TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      13,578
      1,400  TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                                20,625
      1,000  TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                      10,947
      2,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                            30,177
     13,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                    101,273
      5,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                            56,984
      3,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                                   33,503
      7,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      73,065
     16,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                          115,682
     34,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   227,071

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
      6,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         $       30,906
      3,100  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        67,214
      3,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                   30,066
      2,100  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             42,324
      1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                            19,688
      8,000  TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                                  23,829
        800  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                         18,907
      2,400  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                       113,646
     33,500  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                          2,146,342
      2,400  TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                                   61,303
      1,000  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               27,325
     10,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                      31,738
        400  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                              25,322
      1,000  UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                       7,756
      2,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                      27,444
      1,500  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                        28,959
        310  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                            20,230
      1,000  WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                    12,670
         21  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                            96,945
        189  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                     65,197
      1,300  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                         33,206
      1,050  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   97,836
      2,200  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             49,100
      2,200  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                         61,609
      6,300  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        271,589
      4,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                      64,494
      1,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                        9,123
      2,000  YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      23,625
      2,700  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      41,380
      2,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                  20,655

                                                                                                                         35,208,897
                                                                                                                     --------------
LUXEMBOURG - 0.03%
      2,428  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                            51,829
                                                                                                                     --------------
NETHERLANDS - 4.75%
     21,207  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                                 912,779
     17,073  AEGON NV (INSURANCE CARRIERS)                                                                                  340,282
      3,178  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                    241,346
      8,676  ARCELOR MITTAL NV (BASIC MATERIALS)                                                                            460,926
      5,671  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                             140,072
      1,350  BUHRMANN NV (WHOLESALE TRADE-DURABLE GOODS)                                                                     18,178
        512  CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                                46,516
      1,770  DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                            79,303
      4,007  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                            124,290
        697  FUGRO NV (OIL FIELD SERVICES)+                                                                                  35,381

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
NETHERLANDS (CONTINUED)
      1,551  GETRONICS NV (BUSINESS SERVICES)                                                                        $       14,110
      6,876  HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                               32,700
      2,864  HEINEKEN NV (EATING & DRINKING PLACES)                                                                         149,821
     21,908  ING GROEP NV (FINANCIAL SERVICES)                                                                              926,259
     22,611  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                    352,188
     13,651  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                         521,356
     18,183  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                            212,535
        838  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                 15,359
      1,784  QIAGEN NV (HEALTH SERVICES)+                                                                                    30,314
        569  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 44,131
      8,299  REED ELSEVIER NV (COMMUNICATIONS)                                                                              146,781
        629  RODAMCO EUROPE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                       87,428
     43,799  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                      1,456,866
      2,004  ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)                                                                      103,360
      1,757  SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                      63,348
      5,103  TNT NV (TRANSPORTATION SERVICES)                                                                               234,021
     20,044  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                          583,710
      2,232  VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                            49,554
        248  WERELDHAVE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                           38,181
      3,428  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   102,851

                                                                                                                          7,563,946
                                                                                                                     --------------
NEW ZEALAND - 0.15%
     13,079  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                 22,517
      3,596  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                      23,659
      3,308  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                     8,672
      6,703  FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                                17,382
      5,797  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   45,552
      4,730  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       15,779
      2,448  SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                                  9,513
     23,186  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                     78,343
        705  TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                                        1,510
      2,464  TOWER LIMITED (BUSINESS SERVICES)+                                                                               3,961
      3,233  VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 6,882
      1,403  WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                                             6,765

                                                                                                                            240,535
                                                                                                                     --------------
NORWAY - 0.89%
      1,655  AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                                    37,302
      7,814  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                                  110,301
     10,000  DNO ASA (OIL & GAS EXTRACTION)                                                                                  17,982
        654  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                        23,241
      8,271  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                         274,190
      1,800  NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                             30,798
      2,343  OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                         15,997
      2,192  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                            154,529

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
NORWAY (CONTINUED)
     32,400  PAN FISH ASA (FISHING, HUNTING & TRAPPING)+                                                             $       38,059
      1,999  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                              52,209
      2,500  PROSAFE ASA (OIL & GAS EXTRACTION)                                                                              38,251
        519  SCHIBSTED ASA (COMMUNICATIONS)                                                                                  22,883
      2,388  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                     39,287
        103  SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                        2,822
      7,612  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          207,260
        400  STOLT-NIELSEN ASA (WATER TRANSPORTATION)                                                                        11,911
      2,564  STOREBRAND ASA (INSURANCE CARRIERS)                                                                             41,086
      1,616  TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  33,765
      8,893  TELENOR ASA (COMMUNICATIONS)                                                                                   158,012
      1,200  TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                         27,738
      1,783  TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                                  12,834
      2,600  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                                  71,755

                                                                                                                          1,422,212
                                                                                                                     --------------
PORTUGAL - 0.35%
      4,059  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                          35,244
     25,328  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                          91,691
      2,458  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                               46,912
      3,849  BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                               50,491
      3,086  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         25,889
     23,508  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     126,240
        477  JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                            12,425
      9,886  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                      132,458
        990  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                                14,680
     10,497  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                      23,698

                                                                                                                            559,728
                                                                                                                     --------------
SINGAPORE - 0.97%
      7,500  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                        8,651
     11,000  ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                           17,329
     15,000  CAPITALAND LIMITED (REAL ESTATE)                                                                                79,096
     11,300  CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                        28,005
     13,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                         12,425
      6,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                         57,740
     23,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                     30,168
      1,000  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             6,427
     13,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                           183,370
     10,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                               33,616
      1,000  HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                                  4,746
      2,052  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                            16,095
      1,400  K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                              2,953
      6,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                                  75,141
      5,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                               31,309
      6,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                             12,813

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
SINGAPORE (CONTINUED)
     29,200  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                    $     173,220
      8,550  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                      18,485
      9,980  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    33,548
      5,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                              11,601
      7,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                            76,591
      9,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                                  38,856
      2,000  SINGAPORE LAND LIMITED (REAL ESTATE)                                                                            13,974
     12,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                                 8,780
     19,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     55,103
     16,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                       35,013
     84,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                          181,604
     11,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                              10,803
     18,000  STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                     21,593
     12,000  SUNTEC REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                             15,661
     13,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         179,943
      7,000  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                                      23,531
      3,000  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      28,870
      6,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                         12,576

                                                                                                                          1,539,636
                                                                                                                      -------------

SPAIN - 3.95%
      2,670  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                                   85,779
        334  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                      72,347
      2,296  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                            58,428
      2,887  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                     175,282
          6  AGUAS DE BARCELONA - NEW SHARES (WATER SUPPLY)+                                                                    214
      2,994  ALTADIS SA (TOBACCO PRODUCTS)                                                                                  192,257
      1,040  ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)                                                                      23,262
     41,228  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                 1,012,264
      9,945  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                             205,120
     68,965  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                 1,230,810
      2,483  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)                               46,503
      7,159  CORPORATION MAPFRE SA (INSURANCE CARRIERS)                                                                      36,723
      1,127  EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)                                                                  26,602
      9,153  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                                  494,948
        570  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                      58,592
      2,075  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                           75,118
      2,217  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                         104,099
        738  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              74,678
      8,958  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                               423,494
      6,349  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                       33,840
      1,502  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      37,861
      2,550  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                     158,500
        863  NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                              19,725
        964  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        21,505
      9,276  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                           312,756

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
SPAIN (CONTINUED)
      1,254  SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                      $      70,272
        664  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                                   23,632
        457  SOGECABLE SA (COMMUNICATIONS)+                                                                                  18,962
     51,772  TELEFONICA SA (COMMUNICATIONS)                                                                               1,141,129
        857  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                             46,216
      2,315  ZELTIA SA (HEALTH SERVICES)+                                                                                    21,029

                                                                                                                          6,301,947
                                                                                                                      -------------

SWEDEN - 2.61%
      1,192  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 61,795
      3,887  ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  89,343
      3,914  ATLAS COPCO AB A SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               130,041
      2,606  ATLAS COPCO AB B SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                83,038
        408  AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                             16,126
        563  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                                    8,446
      3,500  BOLIDEN AB (METALS-DIVERSIFIED)+                                                                                77,190
      2,096  CASTELLUM AB (REAL ESTATE)                                                                                      30,317
        725  D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                    15,081
      3,371  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      85,448
      1,078  ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             19,413
      2,081  ENIRO AB (COMMUNICATIONS)                                                                                       26,300
      1,035  FABEGE AB (REAL ESTATE)                                                                                         26,013
      2,233  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                    50,846
      5,530  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)          318,362
        317  HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                              8,035
        631  HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                             25,980
      3,276  HUSQVARNA AB B SHARES (COMMUNICATIONS)+                                                                         54,070
      1,743  KUNGSLEDEN (REAL ESTATE)                                                                                        31,326
      2,686  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                     31,831
        532  METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                        697
      1,065  METRO INTERNATIONAL SA B SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                      1,488
        669  MODERN TIMES GROUP MTG B SHARES (MEDIA)+                                                                        39,137
        600  NOBIA AB (HOME FURNISHINGS)                                                                                     24,575
     24,359  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                            388,960
      1,024  OMX AB (BUSINESS SERVICES)                                                                                      21,300
        514  ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                              19,801
     11,787  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                 209,313
        903  SAS AB (TRANSPORTATION BY AIR)+                                                                                 16,585
      1,198  SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                            94,017
      3,907  SECURITAS AB (BUSINESS SERVICES)                                                                                59,589
      4,107  SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)+                                                               11,410
      4,107  SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)                                                                14,292
      5,412  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                     173,223
      4,340  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                      96,647
      4,740  SKF AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                                 98,597
      1,954  SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          60,303
        900  SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          25,842

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
SWEDEN (CONTINUED)
      2,159  SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                           $     115,636
      5,914  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                                175,740
      3,625  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                             64,762
      3,989  TELE2 AB (COMMUNICATIONS)                                                                                       65,409
    173,937  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                       640,170
     23,411  TELIASONERA AB (COMMUNICATIONS)                                                                                201,998
        992  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          25,784
      1,095  VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                                    94,245
      2,579  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                                   217,170
        534  WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                          11,471

                                                                                                                          4,157,162
                                                                                                                      -------------

SWITZERLAND - 6.71%
     24,230  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                              414,750
      1,543  ADECCO SA (BUSINESS SERVICES)                                                                                   97,965
        870  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                       57,313
      2,828  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                       48,524
      6,102  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                                 341,218
     13,388  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       960,732
         50  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                  76,945
         72  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                          66,599
      2,346  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                234,957
        434  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   15,286
        695  KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)+                                                      57,166
         25  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                          14,998
      2,140  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                             59,437
        465  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                    44,696
        502  MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)+                                                                                     10,390
      4,652  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                          1,811,759
        290  NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             105,724
     27,025  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                    1,550,132
        597  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             45,691
        633  PSP SWISS PROPERTY AG (REAL ESTATE)+                                                                            38,548
         54  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                                 26,908
      8,154  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                          1,442,711
        629  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        38,305
         54  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                             64,481
         82  SIG HOLDING AG (MACHINERY)+                                                                                     29,287
      7,979  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     153,592
         98  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          28,106
         46  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              64,619
        667  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                    35,651
        378  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                            99,932
      3,939  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                         359,815
        223  SWISSCOM AG (COMMUNICATIONS)                                                                                    80,610
      1,216  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                      232,663

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
SWITZERLAND (CONTINUED)
        570  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                 $      70,362
     23,213  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                         1,379,236
         84  UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      51,016
      1,691  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                              488,103

                                                                                                                         10,698,227
                                                                                                                      -------------
UNITED KINGDOM - 21.94%
      5,436  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              121,520
      9,022  AEGIS GROUP PLC (COMMUNICATIONS)                                                                                26,631
      3,429  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          34,279
      4,465  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                       46,568
      9,212  AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              101,516
     16,613  ANGLO AMERICAN PLC (COAL MINING)                                                                               875,160
     16,512  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              43,541
      2,160  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                              31,624
     17,782  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                                  956,687
     29,951  AVIVA PLC (INSURANCE CARRIERS)                                                                                 441,158
     37,711  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                        341,363
      5,354  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             50,256
     75,549  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                       1,071,901
      2,840  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       61,755
      5,181  BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                                     28,649
      1,481  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    46,339
      1,195  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    37,061
     39,360  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                            567,741
     27,459  BHP BILLITON PLC (COAL MINING)                                                                                 612,217
      4,434  BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                                   30,015
      9,613  BOOTS GROUP PLC (HEALTH SERVICES)                                                                              194,184
      1,540  BOVIS HOMES GROUP PLC (BUILDING)                                                                                34,911
    225,766  BP PLC (OIL & GAS EXTRACTION)                                                                                2,452,384
      4,954  BRAMBLES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                      54,300
      8,009  BRITANNIC GROUP PLC (INSURANCE CARRIERS)                                                                        97,794
      7,266  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                    69,490
     17,869  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                                558,747
      6,069  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                         182,487
     13,318  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                                  147,812
      3,325  BRIXTON PLC (REAL ESTATE)                                                                                       33,272
     95,819  BT GROUP PLC (COMMUNICATIONS)                                                                                  572,742
      4,331  BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                              61,278
      5,341  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                    68,632
     24,476  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                                314,036
      7,602  CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    102,099
      1,999  CARNIVAL PLC (WATER TRANSPORTATION)                                                                             96,337
      4,775  CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                            26,005
      4,043  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                                32,580
     42,798  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                               325,510
      2,022  CHARTER PLC (DIVERSIFIED MANUFACTURING)+                                                                        35,313

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
UNITED KINGDOM (CONTINUED)
      1,663  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                            $      33,151
     13,869  COBHAM PLC (TRANSPORTATION BY AIR)                                                                              57,313
      2,550  COLLINS STEWART PLC (DIVERSIFIED MANUFACTURING)                                                                 12,771
     24,389  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    163,179
      1,844  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      22,554
     11,232  CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       134,169
      1,538  CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                                      19,703
      3,713  DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                                     59,330
      1,962  DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                22,490
      1,894  DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        26,654
      9,807  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                     295,834
     31,403  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                           636,192
     22,875  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                              76,525
      5,811  ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      33,105
      2,652  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                             39,480
      9,980  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                                 44,679
      7,323  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                                  96,334
     11,843  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                     136,452
      5,841  FIRST CHOICE HOLIDAYS PLC (PERSONAL SERVICES)                                                                   33,046
      5,086  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                        66,506
      7,649  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                                17,498
     20,802  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                      78,800
      7,677  GALLAHER GROUP PLC (TOBACCO PRODUCTS)                                                                          171,164
      5,001  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              62,541
      8,657  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                              64,991
     66,810  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,836,660
      2,241  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                        34,221
     14,276  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                         56,467
      3,333  HAMMERSON PLC (REAL ESTATE)                                                                                    113,664
      8,326  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            133,941
     18,227  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                             56,223
     43,964  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                             905,805
      5,084  HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                                      11,055
     10,680  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                                  93,314
    134,299  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                  2,350,767
      5,933  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                                   61,937
      4,229  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                                48,268
     13,942  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                                 137,178
      7,920  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                                  354,566
      5,448  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                                61,162
      4,152  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                         102,623
     17,426  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    135,966
      2,075  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   37,015
      9,962  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                          56,949
      4,035  INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                               52,247
     47,775  ITV PLC (COMMUNICATIONS)                                                                                       102,475
     17,028  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                      184,129

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
UNITED KINGDOM (CONTINUED)
      2,738  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                        $      84,914
      4,191  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                             77,359
      6,076  KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      40,533
     27,543  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             150,812
      8,004  LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                                63,396
      5,479  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                        230,731
     76,317  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                                 238,786
      3,343  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                         82,034
     65,839  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                                 725,541
     13,620  LOGICACMG PLC (BUSINESS SERVICES)                                                                               47,708
      1,286  LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                     31,695
     20,994  MAN GROUP PLC (BUSINESS SERVICES)                                                                              229,287
     19,724  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                         262,575
      5,437  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                             31,937
      7,941  MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              24,339
      4,046  MICHAEL PAGE INTERNATIONAL PLC (BUSINESS SERVICES)                                                              42,636
      6,144  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              28,866
      1,678  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                            41,672
     31,784  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     498,804
      2,654  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                          117,458
     60,945  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                            196,806
      9,419  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         161,626
      3,458  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  95,676
      4,849  PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      19,490
      3,063  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    48,461
     28,571  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                            403,407
      3,237  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                    79,433
      4,797  RANK GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         19,282
      7,109  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                            370,160
     14,738  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   176,188
     22,824  RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                           73,210
     15,102  REUTERS GROUP PLC (COMMUNICATIONS)                                                                             138,488
      7,159  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                              77,483
     11,999  RIO TINTO PLC (METAL MINING)                                                                                   685,225
     20,731  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                     201,631
  1,305,596  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                               2,633
     36,683  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                   1,432,179
      4,946   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                          164,584
     32,028  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                         1,065,772
     10,525  SABMILLER PLC (EATING & DRINKING PLACES)                                                                       230,934
     15,901  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         80,808
      1,642  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              40,972
      9,353  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                             110,708
     10,057  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                             304,973
     17,398  SCOTTISH POWER PLC (ELECTRIC INTERGRATED)                                                                      273,887
      5,966  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      54,005

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
UNITED KINGDOM (CONTINUED)
      2,724  SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     $      76,868
     23,111  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                                   57,076
      5,875  SLOUGH ESTATES PLC (REAL ESTATE)                                                                                90,639
     11,007  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                               139,924
      6,656  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      134,647
      2,525  SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
             & OPTICAL)                                                                                                      19,888
      9,229  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                                  32,690
     24,616  STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)+                                                       153,072
      6,097  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                       68,988
      7,090  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             68,300
     93,036  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                            813,335
      9,500  TOMKINS PLC (BUSINESS SERVICES)                                                                                 49,914
      1,351  TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                          53,490
      3,378  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                             35,364
      2,550  TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                             24,237
     14,550  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                         438,354
      3,314  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                      51,715
     10,249  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       152,373
    612,094  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                          1,632,105
      2,405  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                        89,305
      4,494  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                              56,245
      7,911  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                               185,410
     13,747  WPP GROUP PLC (BUSINESS SERVICES)                                                                              208,300
      7,166  XSTRATA PLC (DIVERSIFIED MINING)+                                                                              368,333
      9,083  YELL GROUP PLC (COMMUNICATIONS)                                                                                106,887

                                                                                                                         34,983,550
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $102,275,583)                                                                                 156,135,308
                                                                                                                      -------------
RIGHTS - 0.01%
        960  CENTRO RETAIL GROUP RIGHTS+(a)                                                                                       0
      1,035  FABEGE REDEMPTION RIGHTS+(a)                                                                                       797
      2,718  MEGGITT PLC RIGHTS+                                                                                              5,308
        107  NH HOTELES RIGHTS+                                                                                               2,446
        860  SONAE BONUS RIGHTS+(a)                                                                                          10,604

TOTAL RIGHTS (COST $6,297)                                                                                                   19,155
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
WARRANTS - 0.00%
      4,000  DOWA MINING WARRANTS+(a)                                                                                 $           0

TOTAL WARRANTS (COST $0)                                                                                                          0
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING - 5.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.00%
  7,971,550  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                             7,971,550

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,971,550)                                                                 7,971,550
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $110,253,430)*                        102.95%                                                                   $ 164,126,013
OTHER ASSETS AND LIABILITIES, NET           (2.95)                                                                       (4,700,777)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 159,425,236
                                            ======                                                                    =============

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
COMMON STOCKS - 95.86%

AUSTRALIA - 4.05%
    448,500  AWB LIMITED (AGRICULTURAL SERVICES)                                                                    $     1,288,230
    363,600  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             3,088,986
    193,800  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       1,292,063
     66,600  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                     2,708,317
    228,400  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   630,163
    657,900  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                       2,794,615
    127,900  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        1,050,363
    561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                 2,118,594

                                                                                                                         14,971,331
                                                                                                                    ---------------
AUSTRIA - 1.08%
     54,800  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      3,974,993
                                                                                                                    ---------------
BELGIUM - 1.29%
      7,700  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                             229,789
     99,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                             4,548,984

                                                                                                                          4,778,773
                                                                                                                    ---------------
DENMARK - 0.68%
     44,400  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                    2,065,672
      5,500  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       441,755

                                                                                                                          2,507,427
                                                                                                                    ---------------
FINLAND - 1.86%
      8,860  KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                               119,421
     74,200  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                     1,698,911
     51,800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                   2,414,275
    151,500  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                     2,630,946

                                                                                                                          6,863,553
                                                                                                                    ---------------
FRANCE - 8.96%
        730  ARKEMA (OIL & GAS EXTRACTION)+                                                                                  41,854
     11,300  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                          1,892,466
     53,100  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                     5,546,279
     13,200  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                   1,332,714
      7,600  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                           885,088
     32,800  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                           3,205,995
     17,400  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   1,921,557
     74,700  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                 2,912,800
     21,200  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                  1,494,158
     10,500  RALLYE SA (GENERAL MERCHANDISE STORES)                                                                         681,682
     21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                        2,502,799
     17,600  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                   3,041,601
     45,800  TOTAL SA (OIL & GAS EXTRACTION)                                                                              3,208,980
     28,844  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                          1,691,901
     68,000  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                        2,763,275

                                                                                                                         33,123,149
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
GERMANY - 7.71%
     19,900  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            $     1,292,481
     55,400  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                        6,237,209
     50,600  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 2,985,616
     32,000  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                                2,624,668
     71,200  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                1,933,630
     55,000  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    2,520,071
     18,800  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              2,187,419
     11,400  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                           1,928,097
    110,800  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                   5,482,349
     53,300  TUI AG (TRANSPORTATION BY AIR)                                                                               1,317,922

                                                                                                                         28,509,462
                                                                                                                    ---------------
GREECE - 0.06%
     10,300  DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                                   232,059
                                                                                                                    ---------------
HONG KONG - 1.82%
    667,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       1,697,058
    284,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                                 1,050,438
    508,500  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                               2,609,695
    147,000  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 1,365,867

                                                                                                                          6,723,058
                                                                                                                    ---------------
IRELAND - 1.04%
     69,600  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                             2,064,040
     64,700  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              1,776,119

                                                                                                                          3,840,159
                                                                                                                    ---------------
ITALY - 3.69%
    175,000  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                   1,328,999
     70,700  BANCHE POPOLARI UNITE SPA (DEPOSITORY INSTITUTIONS)                                                          2,091,940
     64,900  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 1,050,759
    125,500  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                            4,083,918
    113,800  FIAT SPA (TRANSPORTATION EQUIPMENT)+                                                                         2,868,601
    225,700  IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                                2,205,474

                                                                                                                         13,629,691
                                                                                                                    ---------------
JAPAN - 21.45%
     24,200  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    1,028,870
     96,400  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   1,128,921
    102,800  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            1,648,778
    244,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        1,776,578
    180,000  CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                                         866,090
    315,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            2,130,474
    179,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                               750,390
    294,900  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                            1,381,411
    350,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       1,817,719
     61,400  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             1,227,062
     22,100  HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                302,506

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
     70,100  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                             $     1,861,957
     71,400  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       2,490,275
    111,200  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               3,198,982
    243,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                     1,476,477
    237,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                       2,017,235
     78,200  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                   1,814,978
     97,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                     1,810,930
     55,500  NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                1,436,482
     46,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                          656,976
    139,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                   1,203,933
    376,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                3,050,373
        500  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                    1,777,834
    953,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                          6,696,232
        700  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                    3,700,781
    219,900  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                2,356,871
    104,900  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   2,185,417
     48,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                         457,841
      2,100  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                     3,884,929
    226,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                          1,198,659
    110,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                  426,595
     45,700  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 1,721,894
     82,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   1,847,505
     40,000  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   1,028,513
     16,800  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                     738,493
     27,300  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            701,960
     94,500  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                 1,157,192
    177,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              1,279,735
     90,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                           1,619,145
     21,400  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                      858,978
    122,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 1,659,589
     63,200  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                2,161,371
    101,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   1,054,226
    137,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     819,628
     76,100  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                          4,875,721

                                                                                                                         79,286,506
                                                                                                                    ---------------
NETHERLANDS - 4.29%
     62,100  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                               2,672,841
    207,100  AEGON NV (INSURANCE CARRIERS)                                                                                4,127,669
     24,900  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                  1,890,975
     98,000  ING GROEP NV (FINANCIAL SERVICES)                                                                            4,143,390
     91,700  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                  1,428,315
     47,800  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                      1,589,949

                                                                                                                         15,853,139
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
NORWAY - 1.32%
     50,000  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                          $       705,789
     63,600  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                       2,108,386
     75,200  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                               2,075,383

                                                                                                                          4,889,558
                                                                                                                    ---------------
PORTUGAL - 0.84%
    445,000  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                       1,610,962
    281,600  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   1,512,219

                                                                                                                          3,123,181
                                                                                                                    ---------------
SINGAPORE - 0.87%
    673,878  MOBILONE LIMITED (COMMUNICATIONS)                                                                              972,740
    358,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                            764,539
    135,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                         1,477,112

                                                                                                                          3,214,391
                                                                                                                    ---------------
SPAIN - 3.08%
     75,800  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                 1,861,104
    293,100  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                 5,230,922
    126,800  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                         4,275,280

                                                                                                                         11,367,306
                                                                                                                    ---------------
SWEDEN - 3.07%
     71,700  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   1,817,451
    270,600  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                          4,320,888
     22,200  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                          777,324
     52,400  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                                 4,412,442

                                                                                                                         11,328,105
                                                                                                                    ---------------
SWITZERLAND - 6.84%
     27,800  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)+                                                    2,894,046
     10,800  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                      711,468
      8,600  CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                      150,747
     90,100  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                     6,465,638
      2,500  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                                  1,810,476
      2,100  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                              1,046,414
      9,000  SWISSCOM AG (COMMUNICATIONS)                                                                                 3,253,302
     19,600  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                    3,750,154
     27,200  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                         1,616,130
      2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                                 571,946
      5,200  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                     1,275,234
      6,000  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                            1,731,885

                                                                                                                         25,277,440
                                                                                                                    ---------------
UNITED KINGDOM - 21.86%
    106,800  ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     931,035
    146,100  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                           3,260,274
    108,600  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                                5,842,776
    114,500  AVIVA PLC (INSURANCE CARRIERS)                                                                               1,686,507

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
UNITED KINGDOM (CONTINUED)
    437,200  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 $     6,203,065
     48,300  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    1,050,269
    534,500  BP PLC (OIL & GAS EXTRACTION)                                                                                5,806,009
    223,700  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  1,999,640
    332,100  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                             2,107,606
    925,000  BT GROUP PLC (COMMUNICATIONS)                                                                                5,529,029
    390,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                       1,717,191
    652,500  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                           2,182,832
     78,300  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             979,193
    414,000  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                           3,108,034
     85,100  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                            2,339,467
     23,900  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            384,482
    241,000  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                           4,965,404
     62,400  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                  1,092,248
    172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                    851,393
    479,900  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                               5,288,465
    237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                   577,388
    297,600  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                            961,020
    315,100  PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                            1,815,249
    962,500  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                                3,068,362
     69,700  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                   2,721,231
    205,400  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                         6,834,946
     97,800  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                    1,106,618
    104,000  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          1,001,791
  2,016,800  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                          5,377,652

                                                                                                                         80,789,176
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $267,238,688)                                                                                 354,282,457
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 4.79%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.79%
 17,698,422  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                            17,698,422

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $17,698,422)                                                               17,698,422
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 1.14%
  4,203,521  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 4,203,521

TOTAL SHORT-TERM INVESTMENTS (COST $4,203,521)                                                                            4,203,521
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $289,140,631)*                    101.79%                                                                     $   376,184,400
OTHER ASSETS AND LIABILITIES, NET        (1.79)                                                                          (6,622,483)
                                                                                                                    ---------------

TOTAL NET ASSETS                        100.00%                                                                     $   369,561,917
                                        ======                                                                      ===============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,203,521.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
COMMON STOCKS - 96.70%

AMUSEMENT & RECREATION SERVICES - 1.05%
     43,170  INTERNATIONAL GAME TECHNOLOGY                                                                          $     1,743,205
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 1.05%
     33,010  NORDSTROM INCORPORATED                                                                                       1,747,549
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 1.09%
     22,070  GENENTECH INCORPORATED+                                                                                      1,812,388
                                                                                                                    ---------------
BUSINESS SERVICES - 8.71%
     65,990  BMC SOFTWARE INCORPORATED+                                                                                   2,031,832
    125,720  CISCO SYSTEMS INCORPORATED+                                                                                  3,209,632
     73,480  ELECTRONIC DATA SYSTEMS CORPORATION                                                                          2,033,926
    107,230  MICROSOFT CORPORATION                                                                                        2,988,500
     19,980  OMNICOM GROUP INCORPORATED                                                                                   2,045,552
    358,170  SUN MICROSYSTEMS INCORPORATED+                                                                               2,152,602

                                                                                                                         14,462,044
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 7.05%
     26,810  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                        1,980,991
     28,900  AVERY DENNISON CORPORATION                                                                                   1,857,114
     39,200  FOREST LABORATORIES INCORPORATED+                                                                            2,016,448
     41,110  MERCK & COMPANY INCORPORATED                                                                                 1,815,829
     36,630  MONSANTO COMPANY                                                                                             2,013,185
     79,320  SCHERING-PLOUGH CORPORATION                                                                                  2,023,453

                                                                                                                         11,707,020
                                                                                                                    ---------------
COMMUNICATIONS - 4.84%
     50,580  AMERICAN TOWER CORPORATION CLASS A<<+                                                                        1,970,091
     54,120  AT&T INCORPORATED                                                                                            2,133,952
     82,770  DIRECTV GROUP INCORPORATED+                                                                                  1,909,504
     53,620  IAC INTERACTIVECORP+                                                                                         2,022,010

                                                                                                                          8,035,557
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 1.21%
     41,430  JPMORGAN CHASE & COMPANY                                                                                     2,004,383
                                                                                                                    ---------------
EATING & DRINKING PLACES - 1.28%
     47,090  MCDONALD'S CORPORATION                                                                                       2,121,405
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 2.68%
     32,910  FIRSTENERGY CORPORATION<<                                                                                    2,179,958
     37,060  FPL GROUP INCORPORATED<<                                                                                     2,266,960

                                                                                                                          4,446,918
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.76%
     48,070  COOPER INDUSTRIES LIMITED CLASS A                                                                            2,162,669
     48,750  EMERSON ELECTRIC COMPANY                                                                                     2,100,638
     39,120  HARRIS CORPORATION                                                                                           1,993,164

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     27,330  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                $     1,655,651
     57,440  NVIDIA CORPORATION+                                                                                          1,653,123

                                                                                                                          9,565,245
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.28%
     45,500  JACOBS ENGINEERING GROUP INCORPORATED+                                                                       2,122,575
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.05%
     70,100  CONAGRA FOODS INCORPORATED                                                                                   1,746,191
                                                                                                                    ---------------
FOOD STORES - 1.38%
     62,710  SAFEWAY INCORPORATED                                                                                         2,297,694
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.17%
     23,680  JC PENNEY COMPANY INCORPORATED<<                                                                             1,945,549
                                                                                                                    ---------------
HEALTH SERVICES - 1.19%
     27,140  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                         1,968,464
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 1.19%
     30,530  PROLOGIS                                                                                                     1,982,317
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.31%
     39,340  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                  1,926,086
     29,460  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                           1,910,481

                                                                                                                          3,836,567
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.68%
     28,000  APPLE INCORPORATED+                                                                                          2,601,480
    106,520  APPLIED MATERIALS INCORPORATED                                                                               1,951,446
    142,540  EMC CORPORATION+                                                                                             1,974,179
     61,110  HEWLETT-PACKARD COMPANY                                                                                      2,452,955
     22,250  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                  2,097,285
     44,550  LAM RESEARCH CORPORATION<<+                                                                                  2,108,997
     25,870  NATIONAL OILWELL VARCO INCORPORATED<<+                                                                       2,012,427
     24,300  PARKER HANNIFIN CORPORATION                                                                                  2,097,333
     29,220  TEREX CORPORATION+                                                                                           2,096,827

                                                                                                                         19,392,929
                                                                                                                    ---------------
INSURANCE CARRIERS - 9.56%
     34,350  ACE LIMITED                                                                                                  1,960,011
     28,760  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                    1,933,247
     38,390  CHUBB CORPORATION                                                                                            1,983,611
     13,950  CIGNA CORPORATION                                                                                            1,990,107
     54,540  GENWORTH FINANCIAL INCORPORATED                                                                              1,905,628
     32,360  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                       1,937,393
     24,320  PRUDENTIAL FINANCIAL INCORPORATED                                                                            2,195,123
     38,130  TRAVELERS COMPANIES INCORPORATED                                                                             1,973,990

                                                                                                                         15,879,110
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
LEATHER & LEATHER PRODUCTS - 1.35%
     44,880  COACH INCORPORATED+                                                                                    $     2,246,244
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.39%
     29,920  BECTON DICKINSON & COMPANY                                                                                   2,300,549
                                                                                                                    ---------------
MEDICAL PRODUCTS - 2.56%
     42,250  BAXTER INTERNATIONAL INCORPORATED                                                                            2,225,308
     23,650  ZIMMER HOLDINGS INCORPORATED+                                                                                2,019,947

                                                                                                                          4,245,255
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 1.34%
     19,160  VULCAN MATERIALS COMPANY                                                                                     2,231,757
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.36%
     81,660  MATTEL INCORPORATED                                                                                          2,251,366
                                                                                                                    ---------------
MOTION PICTURES - 1.29%
     62,070  WALT DISNEY COMPANY                                                                                          2,137,070
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 3.81%
     37,880  ENSCO INTERNATIONAL INCORPORATED                                                                             2,060,672
     31,590  SCHLUMBERGER LIMITED                                                                                         2,182,869
     25,470  TRANSOCEAN INCORPORATED+                                                                                     2,080,899

                                                                                                                          6,324,440
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 1.17%
     53,210  INTERNATIONAL PAPER COMPANY<<                                                                                1,936,844
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.54%
     21,910  MARATHON OIL CORPORATION                                                                                     2,165,365
     31,960  VALERO ENERGY CORPORATION                                                                                    2,061,100

                                                                                                                          4,226,465
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 2.59%
     17,300  PRECISION CASTPARTS CORPORATION                                                                              1,800,065
     25,190  UNITED STATES STEEL CORPORATION                                                                              2,498,092

                                                                                                                          4,298,157
                                                                                                                    ---------------
RAILROAD TRANSPORTATION - 1.20%
     19,580  UNION PACIFIC CORPORATION                                                                                    1,988,349
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.04%
      9,890  GOLDMAN SACHS GROUP INCORPORATED                                                                             2,043,571
     17,540  MERRILL LYNCH & COMPANY INCORPORATED                                                                         1,432,492
     20,010  MORGAN STANLEY                                                                                               1,575,988

                                                                                                                          5,052,051
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.52%
    111,350  CORNING INCORPORATED+                                                                                        2,532,099
                                                                                                                    ---------------
TOBACCO PRODUCTS - 1.32%
     28,970  LOEWS CORPORATION - CAROLINA GROUP                                                                           2,190,422
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
TRANSPORTATION BY AIR - 0.90%
     49,350  AMR CORPORATION<<                                                                                      $     1,502,708
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 2.44%
     23,350  BOEING COMPANY                                                                                               2,076,049
     20,390  LOCKHEED MARTIN CORPORATION                                                                                  1,978,238

                                                                                                                          4,054,287
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.35%
     38,440  MCKESSON CORPORATION                                                                                         2,250,280
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $145,485,734)                                                                                 160,585,453
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 6.66%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.17%
    284,258  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                        284,258
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.49%
$    31,677  AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.37%       03/14/2008            31,681
    162,170  AMERICAN GENERAL FINANCE CORPORATION+/-                                       5.47        08/16/2007           162,245
     30,797  ATLANTIC ASSET SECURITIZATION CORPORATION++                                   5.37        04/23/2007            30,703
     87,992  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.30        04/25/2007            87,993
     87,992  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                            5.39        10/25/2007            87,997
     87,992  BANCO SANTANDER TOTTA LOAN+/-++SS.                                            5.32        05/16/2008            88,001
    263,977  BANK OF AMERICA NA SERIES BKNT+/-                                             5.49        06/19/2007           263,998
    140,788  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $140,852)                                                     5.49        04/02/2007           140,788
    193,583  BUCKINGHAM II CDO LLC                                                         5.32        04/26/2007           192,906
     42,236  CAIRN HIGH GRADE FUNDING I LLC++                                              5.30        05/31/2007            41,874
     70,394  CAIRN HIGH GRADE FUNDING I LLC                                                5.30        06/07/2007            69,717
     70,394  CAIRN HIGH GRADE FUNDING I LLC++                                              5.31        05/03/2007            70,076
     87,992  CAIRN HIGH GRADE FUNDING I LLC++                                              5.31        05/23/2007            87,340
     35,197  CAIRN HIGH GRADE FUNDING I LLC                                                5.32        06/04/2007            34,874
     91,512  CAIRN HIGH GRADE FUNDING I LLC++                                              5.32        06/21/2007            90,447
    175,985  CEDAR SPRINGS CAPITAL COMPANY++                                               5.30        06/07/2007           174,294
    100,621  CEDAR SPRINGS CAPITAL COMPANY++                                               5.31        05/16/2007            99,977
      8,402  CEDAR SPRINGS CAPITAL COMPANY                                                 5.31        04/13/2007             8,388
    116,713  CEDAR SPRINGS CAPITAL COMPANY                                                 5.31        05/21/2007           115,881
     66,874  CEDAR SPRINGS CAPITAL COMPANY++                                               5.31        06/14/2007            66,163
     48,244  CEDAR SPRINGS CAPITAL COMPANY++                                               5.32        06/12/2007            47,746
     12,766  CEDAR SPRINGS CAPITAL COMPANY++                                               5.32        06/13/2007            12,632
      3,995  CHEYNE FINANCE LLC                                                            5.26        04/18/2007             3,986
     35,197  CHEYNE FINANCE LLC                                                            5.31        06/19/2007            34,797
     15,698  CHEYNE FINANCE LLC                                                            5.32        05/14/2007            15,602
    228,780  CHEYNE FINANCE LLC+/-++                                                       5.34        02/25/2008           228,714
     87,992  CHEYNE FINANCE LLC SERIES MTN+/-++                                            5.33        07/16/2007            88,002
     35,197  CIT GROUP INCORPORATED+/-                                                     5.42        12/19/2007            35,219
     37,608  CIT GROUP INCORPORATED+/-                                                     5.57        09/20/2007            37,644

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    38,805  CIT GROUP INCORPORATED+/-                                                     5.59%       11/23/2007   $        38,852
  1,231,894  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,232,458)                    5.49        04/02/2007         1,231,894
     17,598  COMERICA BANK+/-                                                              5.32        02/08/2008            17,528
    195,727  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                                  5.38        04/10/2007           195,498
     79,193  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.30        04/12/2007            79,078
    105,591  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.32        04/20/2007           105,314
     87,992  CULLINAN FINANCE CORPORATION+/-++                                             5.32        02/12/2008            87,965
    175,985  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                                 5.28        06/25/2007           175,981
    283,265  DEER VALLEY FUNDING LLC++                                                     5.29        04/19/2007           282,563
    131,989  DEER VALLEY FUNDING LLC++                                                     5.29        05/15/2007           131,162
     49,578  DEER VALLEY FUNDING LLC++                                                     5.31        04/11/2007            49,513
     52,795  DEER VALLEY FUNDING LLC                                                       5.34        05/07/2007            52,527
  1,090,085  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,090,584)                 5.49        04/02/2007         1,090,085
    175,985  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                     5.50        06/13/2007           176,009
     22,955  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                              5.29        07/06/2007            22,639
    109,149  FOX TROT CDO LIMITED++                                                        5.31        04/24/2007           108,799
     43,979  GENWORTH FINANCIAL INCORPORATED+/-                                            5.50        06/15/2007            43,993
     70,394  GEORGE STREET FINANCE LLC++                                                   5.33        04/30/2007            70,107
    175,985  GREENWICH CAPITAL HOLDINGS                                                    5.44        04/03/2007           175,958
     87,992  HARRIER FINANCE FUNDING LLC+/-++                                              5.31        01/11/2008            87,990
      7,039  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                   5.54        05/15/2007             7,040
      4,780  HUDSON-THAMES LLC++                                                           5.26        04/04/2007             4,778
     26,391  HUDSON-THAMES LLC                                                             5.29        04/30/2007            26,283
    123,189  IBM CORPORATION SERIES MTN+/-                                                 5.35        06/28/2007           123,209
    228,780  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                 5.39        09/17/2007           228,780
     87,992  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                    5.32        04/24/2008            87,997
     21,118  K2 (USA) LLC+/-++                                                             5.30        07/16/2007            21,120
     35,197  K2 (USA) LLC+/-++                                                             5.33        09/28/2007            35,197
    351,970  KEEL CAPITAL INCORPORATED++                                                   5.30        04/12/2007           351,456
     10,707  KESTREL FUNDING US LLC                                                        5.29        05/21/2007            10,631
    113,714  KLIO III FUNDING CORPORATION++                                                5.31        04/24/2007           113,349
     43,996  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                      5.33        06/26/2007            43,998
    132,858  LIBERTY HARBOUR CDO II LIMITED++                                              5.30        04/27/2007           132,373
     12,319  LIBERTY HARBOUR CDO II LIMITED++                                              5.39        04/13/2007            12,299
     74,266  METLIFE GLOBAL FUNDING I+/-++                                                 5.43        10/05/2007            74,302
     87,992  MORGAN STANLEY+/-                                                             5.36        07/12/2007            87,992
    129,208  MORGAN STANLEY+/-                                                             5.48        07/27/2007           129,253
     87,992  MORGAN STANLEY+/-                                                             5.51        08/07/2007            87,992
    774,333  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $774,687)                 5.49        04/02/2007           774,333
     16,279  MORGAN STANLEY SERIES EXL+/-SS.                                               5.38        05/15/2008            16,280
     14,079  NATIONAL CITY BANK+/-                                                         5.46        09/04/2007            14,080
    100,892  NATIONWIDE BUILDING SOCIETY+/-++                                              5.48        07/20/2007           100,945
     65,695  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     5.32        05/09/2007            65,341
    175,985  NORTHERN ROCK PLC+/-++SS.                                                     5.34        05/05/2008           176,001

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    50,837  PARAGON MORTGAGES PLC SERIES 12A+/-++                                         5.30%       05/15/2007   $        50,837
     17,598  PICAROS FUNDING PLC++                                                         5.29        06/22/2007            17,391
    100,311  PREMIUM ASSET TRUST+/-++                                                      5.47        12/21/2007           100,452
     87,992  PREMIUM ASSET TRUST SERIES 06-B+/-++                                          5.37        12/16/2007            87,992
     66,874  PYXIS MASTER TRUST SERIES 2007-3+/-++                                         5.37        08/27/2007            66,874
     14,237  RACERS TRUST SERIES 2004-6-MM+/-++                                            5.34        09/24/2007            14,240
     44,246  REGENCY MARKETS #1 LLC++                                                      5.28        05/15/2007            43,969
    123,189  SAINT GERMAIN FUNDING                                                         5.31        04/19/2007           122,884
     80,953  SHIPROCK FINANCE SERIES 2007-4A+/-++                                          5.39        04/11/2008            80,953
     14,079  SKANDINAVISKA ENSKILDA BANKEN AB                                              5.26        08/20/2007            13,793
     70,394  SLM CORPORATION+/-++SS.                                                       5.32        05/12/2008            70,401
     66,733  STANFIELD VICTORIA FUNDING++                                                  5.31        04/25/2007            66,510
      7,039  STANFIELD VICTORIA FUNDING LLC++                                              5.27        04/16/2007             7,025
     62,531  TASMAN FUNDING INCORPORATED++                                                 5.29        04/04/2007            62,513
     20,347  TRAVELERS INSURANCE COMPANY+/-                                                5.39        02/08/2008            20,347
     87,992  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                            5.33        06/15/2007            87,999
     87,992  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                         5.34        05/08/2008            88,002
     10,559  VERSAILLES CDS LLC++                                                          5.33        04/16/2007            10,538
    175,985  VETRA FINANCE CORPORATION                                                     5.31        06/12/2007           174,167
     79,591  WHISTLEJACKET CAPITAL LIMITED                                                 5.30        04/23/2007            79,347
     21,118  WINDMILL FUNDING CORPORATION                                                  5.38        04/02/2007            21,118
     61,595  WORLD OMNI VEHICLE LEASING++                                                  5.30        04/18/2007            61,451
     35,197  WORLD OMNI VEHICLE LEASING++                                                  5.36        04/19/2007            35,111

                                                                                                                         10,782,083
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,066,341)                                                               11,066,341
                                                                                                                    ---------------
SHARES

SHORT-TERM INVESTMENTS - 2.92%
  4,852,808  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 4,852,808

TOTAL SHORT-TERM INVESTMENTS (COST $4,852,808)                                                                            4,852,808
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $161,404,883)*                        106.28%                                                                 $   176,504,602

OTHER ASSETS AND LIABILITIES, NET            (6.28)                                                                     (10,428,360)
                                                                                                                    ---------------
TOTAL NET ASSETS                            100.00%                                                                 $   166,076,242
                                            ======                                                                  ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,852,808.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.44%

APPAREL & ACCESSORY STORES - 2.38%
      841,600   KOHL'S CORPORATION<<+                                                                               $    64,474,976
                                                                                                                    ---------------

BIOPHARMACEUTICALS - 4.66%
    1,120,900   GENENTECH INCORPORATED+                                                                                  92,048,308
      571,640   GENZYME CORPORATION+                                                                                     34,309,833

                                                                                                                        126,358,141
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 5.93%
    1,484,800   FASTENAL COMPANY<<                                                                                       52,042,240
    1,078,417   HOME DEPOT INCORPORATED                                                                                  39,621,041
    2,195,000   LOWE'S COMPANIES INCORPORATED<<                                                                          69,120,550

                                                                                                                        160,783,831
                                                                                                                    ---------------
BUSINESS SERVICES - 26.86%
      847,400   AUTOMATIC DATA PROCESSING INCORPORATED                                                                   41,014,160
    5,148,043   CISCO SYSTEMS INCORPORATED+                                                                             131,429,538
    5,690,570   EBAY INCORPORATED<<+                                                                                    188,642,396
    1,282,400   FIRST DATA CORPORATION                                                                                   34,496,560
      228,000   GOOGLE INCORPORATED CLASS A<<+                                                                          104,460,480
    7,116,198   MICROSOFT CORPORATION                                                                                   198,328,438
      949,090   YAHOO! INCORPORATED<<+                                                                                   29,697,026

                                                                                                                        728,068,598
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 2.65%
    1,287,900   AMGEN INCORPORATED<<+                                                                                    71,967,852
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 1.05%
    1,298,700   WESTERN UNION COMPANY<<                                                                                  28,506,465
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.38%
    1,335,800   LINEAR TECHNOLOGY CORPORATION<<                                                                          42,197,922
    4,140,800   NOKIA OYJ ADR                                                                                            94,907,136
    2,096,400   TEXAS INSTRUMENTS INCORPORATED<<                                                                         63,101,640

                                                                                                                        200,206,698
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 4.24%
    3,035,700   PAYCHEX INCORPORATED<<                                                                                  114,961,959
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 4.98%
    1,601,360   TARGET CORPORATION<<                                                                                     94,896,594
      854,600   WAL-MART STORES INCORPORATED<<                                                                           40,123,470

                                                                                                                        135,020,064
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.42%
    2,110,900   EMC CORPORATION<<+                                                                                       29,235,965
    3,317,770   INTEL CORPORATION                                                                                        63,468,940

                                                                                                                         92,704,905
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS - 3.89%
    1,568,566   AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                                         $   105,439,007
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 6.52%
    3,602,210   MEDTRONIC INCORPORATED                                                                                  176,724,423
                                                                                                                    ---------------
PERSONAL SERVICES - 1.82%
    1,367,350   CINTAS CORPORATION                                                                                       49,361,335
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 21.24%
    6,486,337   CHARLES SCHWAB CORPORATION                                                                              118,635,104
      926,800   FRANKLIN RESOURCES INCORPORATED                                                                         111,985,244
    1,298,140   GOLDMAN SACHS GROUP INCORPORATED                                                                        268,234,668
      815,800   LEGG MASON INCORPORATED<<                                                                                76,856,518

                                                                                                                        575,711,534
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 1.42%
      803,400   CH ROBINSON WORLDWIDE INCORPORATED                                                                       38,362,348
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,048,919,380)                                                                             2,668,652,136
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 12.81%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.33%
    8,920,262   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    8,920,262
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.48%
$     994,060   AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37%       03/14/2008   $       994,189
    5,089,033   AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007         5,091,374
      966,447   ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.37        04/23/2007           963,490
    2,761,277   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                          5.30        04/25/2007         2,761,305
    2,761,277   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.39        10/25/2007         2,761,415
    2,761,277   BANCO SANTANDER TOTTA LOAN+/-++SS.                                         5.32        05/16/2008         2,761,553
    8,283,831   BANK OF AMERICA NA SERIES BKNT+/-                                          5.49        06/19/2007         8,284,494
    4,418,043   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                VALUE $4,420,064)                                                          5.49        04/02/2007         4,418,043
    6,074,809   BUCKINGHAM II CDO LLC                                                      5.32        04/26/2007         6,053,547
    1,325,413   CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        05/31/2007         1,314,028
    2,209,022   CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/07/2007         2,187,793
    2,209,022   CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/03/2007         2,199,059
    2,761,277   CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/23/2007         2,740,788
    1,104,511   CAIRN HIGH GRADE FUNDING I LLC                                             5.32        06/04/2007         1,094,382
    2,871,728   CAIRN HIGH GRADE FUNDING I LLC++                                           5.32        06/21/2007         2,838,301
    5,522,554   CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/07/2007         5,469,482
    3,157,575   CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        05/16/2007         3,137,367
      263,647   CEDAR SPRINGS CAPITAL COMPANY                                              5.31        04/13/2007           263,225
    3,662,558   CEDAR SPRINGS CAPITAL COMPANY                                              5.31        05/21/2007         3,636,444
    2,098,570   CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        06/14/2007         2,076,263
    1,513,953   CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/12/2007         1,498,314
      400,606   CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/13/2007           396,408
      125,362   CHEYNE FINANCE LLC                                                         5.26        04/18/2007           125,070

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS S (CONTINUED)
$   1,104,511   CHEYNE FINANCE LLC                                                         5.31%       06/19/2007   $     1,091,975
      492,612   CHEYNE FINANCE LLC                                                         5.32        05/14/2007           489,602
    7,179,320   CHEYNE FINANCE LLC+/-++                                                    5.34        02/25/2008         7,177,238
    2,761,277   CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.33        07/16/2007         2,761,581
    1,104,511   CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007         1,105,207
    1,180,170   CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007         1,181,291
    1,217,723   CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007         1,219,209
   38,657,877   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $38,675,563)                5.49        04/02/2007        38,657,877
      552,255   COMERICA BANK+/-                                                           5.32        02/08/2008           550,046
    6,142,074   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                               5.38        04/10/2007         6,134,888
    2,485,149   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.30        04/12/2007         2,481,521
    3,313,532   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.32        04/20/2007         3,304,851
    2,761,277   CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008         2,760,421
    5,522,554   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28        06/25/2007         5,522,443
    8,889,103   DEER VALLEY FUNDING LLC++                                                  5.29        04/19/2007         8,867,058
    4,141,915   DEER VALLEY FUNDING LLC++                                                  5.29        05/15/2007         4,115,987
    1,555,814   DEER VALLEY FUNDING LLC++                                                  5.31        04/11/2007         1,553,776
    1,656,766   DEER VALLEY FUNDING LLC                                                    5.34        05/07/2007         1,648,333
   34,207,784   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $34,223,434)             5.49        04/02/2007        34,207,784
    5,522,554   FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.50        06/13/2007         5,523,327
      720,362   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        07/06/2007           710,421
    3,425,198   FOX TROT CDO LIMITED++                                                     5.31        04/24/2007         3,414,203
    1,380,086   GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007         1,380,542
    2,209,022   GEORGE STREET FINANCE LLC++                                                5.33        04/30/2007         2,200,009
    5,522,554   GREENWICH CAPITAL HOLDINGS                                                 5.44        04/03/2007         5,521,725
    2,761,277   HARRIER FINANCE FUNDING LLC+/-++                                           5.31        01/11/2008         2,761,194
      220,902   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                5.54        05/15/2007           220,920
      149,993   HUDSON-THAMES LLC++                                                        5.26        04/04/2007           149,949
      828,162   HUDSON-THAMES LLC                                                          5.29        04/30/2007           824,783
    3,865,788   IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007         3,866,406
    7,179,320   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         7,179,320
    2,761,277   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        04/24/2008         2,761,415
      662,706   K2 (USA) LLC+/-++                                                          5.30        07/16/2007           662,773
    1,104,511   K2 (USA) LLC+/-++                                                          5.33        09/28/2007         1,104,511
   11,045,108   KEEL CAPITAL INCORPORATED++                                                5.30        04/12/2007        11,028,982
      335,992   KESTREL FUNDING US LLC                                                     5.29        05/21/2007           333,597
    3,568,453   KLIO III FUNDING CORPORATION++                                             5.31        04/24/2007         3,556,999
    1,380,638   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007         1,380,680
    4,169,197   LIBERTY HARBOUR CDO II LIMITED++                                           5.30        04/27/2007         4,153,979
      386,579   LIBERTY HARBOUR CDO II LIMITED++                                           5.39        04/13/2007           385,960
    2,330,518   METLIFE GLOBAL FUNDING I+/-++                                              5.43        10/05/2007         2,331,660
    2,761,277   MORGAN STANLEY+/-                                                          5.36        07/12/2007         2,761,277
    4,054,659   MORGAN STANLEY+/-                                                          5.48        07/27/2007         4,056,078
    2,761,277   MORGAN STANLEY+/-                                                          5.51        08/07/2007         2,761,277
   24,299,237   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $24,310,354)           5.49        04/02/2007        24,299,237

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS S (CONTINUED)
$     510,836   MORGAN STANLEY SERIES EXL+/-SS.                                            5.38%       05/15/2008   $       510,867
      441,804   NATIONAL CITY BANK+/-                                                      5.46        09/04/2007           441,848
    3,166,080   NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007         3,167,727
    2,061,569   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.32        05/09/2007         2,050,458
    5,522,554   NORTHERN ROCK PLC+/-++SS.                                                  5.34        05/05/2008         5,523,051
    1,595,320   PARAGON MORTGAGES PLC SERIES 12A+/-++                                      5.30        04/15/2007         1,595,320
      552,255   PICAROS FUNDING PLC++                                                      5.29        06/22/2007           545,744
    3,147,856   PREMIUM ASSET TRUST+/-++                                                   5.47        12/21/2007         3,152,263
    2,761,277   PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.37        12/16/2007         2,761,277
    2,098,570   PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        08/27/2007         2,098,570
      446,775   RACERS TRUST SERIES 2004-6-MM+/-++                                         5.34        09/24/2007           446,860
    1,388,481   REGENCY MARKETS #1 LLC++                                                   5.28        05/15/2007         1,379,789
    3,865,788   SAINT GERMAIN FUNDING                                                      5.31        04/19/2007         3,856,201
    2,540,375   SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008         2,540,375
      441,804   SKANDINAVISKA ENSKILDA BANKEN AB                                           5.26        08/20/2007           432,836
    2,209,022   SLM CORPORATION+/-++SS.                                                    5.32        05/12/2008         2,209,242
    2,094,152   STANFIELD VICTORIA FUNDING++                                               5.31        04/25/2007         2,087,137
      220,902   STANFIELD VICTORIA FUNDING LLC++                                           5.27        04/16/2007           220,452
    1,962,274   TASMAN FUNDING INCORPORATED++                                              5.29        04/04/2007         1,961,705
      638,518   TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           638,505
    2,761,277   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        06/15/2007         2,761,498
    2,761,277   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                      5.34        05/08/2008         2,761,581
      331,353   VERSAILLES CDS LLC++                                                       5.33        04/16/2007           330,677
    5,522,554   VETRA FINANCE CORPORATION                                                  5.31        06/12/2007         5,465,506
    2,497,630   WHISTLEJACKET CAPITAL LIMITED                                              5.30        04/23/2007         2,489,987
      662,706   WINDMILL FUNDING CORPORATION                                               5.38        04/02/2007           662,701
    1,932,894   WORLD OMNI VEHICLE LEASING++                                               5.30        04/18/2007         1,928,390
    1,104,511   WORLD OMNI VEHICLE LEASING++                                               5.36        04/19/2007         1,101,772

                                                                                                                        338,350,985
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $347,271,247)                                                             347,271,247
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 0.76%
$  20,693,392   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $    20,693,392

TOTAL SHORT-TERM INVESTMENTS (COST $20,693,392)                                                                          20,693,392
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,416,884,019)*                  112.01%                                                                     $ 3,036,616,775

OTHER ASSETS AND LIABILITIES, NET       (12.01)                                                                        (325,542,192)
                                        ------                                                                      ---------------
TOTAL NET ASSETS                        100.00%                                                                     $ 2,711,074,583
                                        ======                                                                      ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $20,693,392.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.68%

AGRICULTURAL PRODUCTION CROPS - 0.25%
         26,712    DELTA & PINE LAND COMPANY                                                                        $      1,100,534
                                                                                                                    ----------------
AMUSEMENT & RECREATION SERVICES - 0.50%
         20,193    MULTIMEDIA GAMES INCORPORATED<<+                                                                          240,297
         43,644    PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                  1,268,731
         17,452    WMS INDUSTRIES INCORPORATED+                                                                              684,816

                                                                                                                           2,193,844
                                                                                                                    ----------------
APPAREL & ACCESSORY STORES - 1.28%
         10,618    ASHWORTH INCORPORATED+                                                                                     80,378
         17,061    CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                              951,321
         27,226    CHRISTOPHER & BANKS CORPORATION                                                                           530,090
         33,716    DRESS BARN INCORPORATED<<+                                                                                701,630
         30,637    FINISH LINE INCORPORATED CLASS A                                                                          386,026
         32,321    HOT TOPIC INCORPORATED<<+                                                                                 358,763
         13,175    JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                    465,736
         31,946    STAGE STORES INCORPORATED                                                                                 744,661
         23,050    THE CATO CORPORATION CLASS A                                                                              539,140
         23,378    TWEEN BRANDS INCORPORATED<<+                                                                              835,062

                                                                                                                           5,592,807
                                                                                                                    ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.72%
         23,126    GYMBOREE CORPORATION+                                                                                     926,659
         18,400    KELLWOOD COMPANY                                                                                          539,672
         89,316    QUIKSILVER INCORPORATED<<+                                                                              1,036,066
         19,939    SKECHERS U.S.A. INCORPORATED CLASS A+                                                                     669,352

                                                                                                                           3,171,749
                                                                                                                    ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.21%
         13,642    MARINEMAX INCORPORATED<<+                                                                                 316,222
         21,985    SONIC AUTOMOTIVE INCORPORATED                                                                             626,573

                                                                                                                             942,795
                                                                                                                    ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.10%
         12,024    CENTRAL PARKING CORPORATION                                                                               266,692
          8,632    MIDAS INCORPORATED+                                                                                       186,192

                                                                                                                             452,884
                                                                                                                    ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.82%
          8,857    M I HOMES INCORPORATED                                                                                    235,153
          3,529    NVR INCORPORATED<<+                                                                                     2,346,785
         47,340    STANDARD-PACIFIC CORPORATION<<                                                                            987,986

                                                                                                                           3,569,924
                                                                                                                    ----------------
BUSINESS SERVICES - 8.84%
         35,648    AARON RENTS INCORPORATED                                                                                  942,533
         31,859    ABM INDUSTRIES INCORPORATED<<                                                                             840,759
         17,776    ADMINISTAFF INCORPORATED                                                                                  625,715

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES - 8.84%
         35,652    ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                  $        955,830
         17,692    ALTIRIS INCORPORATED+                                                                                     582,244
         25,356    AMN HEALTHCARE SERVICES INCORPORATED+                                                                     573,553
         28,328    ANSYS INCORPORATED+                                                                                     1,438,213
         21,748    ARBITRON INCORPORATED                                                                                   1,021,069
          8,346    BANKRATE INCORPORATED<<+                                                                                  294,113
         32,418    BLACKBAUD INCORPORATED                                                                                    791,648
         10,579    BLUE COAT SYSTEMS INCORPORATED<<+                                                                         388,567
         39,452    BRADY CORPORATION CLASS A                                                                               1,230,902
         19,151    BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                            722,950
         22,498    CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                              1,054,256
         19,769    CAPTARIS INCORPORATED+                                                                                    114,463
         14,810    CARREKER CORPORATION+                                                                                     118,776
         39,519    CIBER INCORPORATED+                                                                                       311,015
         32,517    COGNEX CORPORATION                                                                                        704,643
         20,439    CONCUR TECHNOLOGIES INCORPORATED<<+                                                                       356,865
         32,015    DENDRITE INTERNATIONAL INCORPORATED+                                                                      501,355
         34,501    EFUNDS CORPORATION+                                                                                       919,797
         42,285    EPICOR SOFTWARE CORPORATION+                                                                              588,184
         27,581    FACTSET RESEARCH SYSTEMS INCORPORATED                                                                   1,733,466
         16,905    GERBER SCIENTIFIC INCORPORATED+                                                                           179,362
         18,416    GEVITY HR INCORPORATED<<                                                                                  363,532
         20,199    HEALTHCARE SERVICES GROUP                                                                                 578,687
         12,819    HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                          621,081
         43,133    HYPERION SOLUTIONS CORPORATION+                                                                         2,235,583
         23,013    INFOSPACE INCORPORATED+                                                                                   590,744
         21,447    JDA SOFTWARE GROUP INCORPORATED+                                                                          322,348
         32,598    KEANE INCORPORATED+                                                                                       442,681
         23,156    KRONOS INCORPORATED+                                                                                    1,238,846
         37,069    LABOR READY INCORPORATED<<+                                                                               703,940
         13,744    LOJACK CORPORATION+                                                                                       260,861
         19,924    MANHATTAN ASSOCIATES INCORPORATED<<+                                                                      546,515
         15,786    MAPINFO CORPORATION+                                                                                      317,772
         20,497    MIVA INCORPORATED+                                                                                         78,708
         32,908    NAPSTER INCORPORATED+                                                                                     136,239
         14,619    NEOWARE INCORPORATED<<+                                                                                   147,213
         18,479    NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                179,246
         24,110    ON ASSIGNMENT INCORPORATED+                                                                               299,205
         16,326    PCTEL INCORPORATED+                                                                                       166,035
         18,759    PHOENIX TECHNOLOGIES LIMITED+                                                                             117,244
         11,694    PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                             522,137
         29,828    PROGRESS SOFTWARE CORPORATION+                                                                            930,634
         12,428    QUALITY SYSTEMS INCORPORATED<<                                                                            497,120
         19,007    RADIANT SYSTEMS INCORPORATED+                                                                             247,661
         16,052    RADISYS CORPORATION+                                                                                      262,290
         47,175    SECURE COMPUTING CORPORATION+                                                                             363,248
         41,377    SPHERION CORPORATION+                                                                                     364,945
         14,489    SPSS INCORPORATED+                                                                                        523,053

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
          8,275    STARTEK INCORPORATED                                                                             $         81,012
         21,679    SYKES ENTERPRISES INCORPORATED+                                                                           395,425
         53,331    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                           1,074,086
         23,026    TALX CORPORATION                                                                                          762,851
         47,973    THQ INCORPORATED<<+                                                                                     1,640,197
         18,669    TRADESTATION GROUP INCORPORATED+                                                                          235,043
         48,488    UNITED ONLINE INCORPORATED                                                                                680,287
          7,091    VERTRUE INCORPORATED+                                                                                     341,148
         15,545    VIAD CORPORATION                                                                                          600,037
          9,443    VOLT INFORMATION SCIENCE INCORPORATED<<+                                                                  247,312
         32,184    WEBEX COMMUNICATIONS INCORPORATED+                                                                      1,829,982
         32,777    WEBSENSE INCORPORATED<<+                                                                                  753,543

                                                                                                                          38,688,769
                                                                                                                    ----------------
CHEMICALS & ALLIED PRODUCTS - 4.03%
         24,625    ALPHARMA INCORPORATED CLASS A                                                                             592,970
         17,724    ARCH CHEMICALS INCORPORATED                                                                               553,343
         20,699    ARQULE INCORPORATED+                                                                                      154,415
         12,013    BRADLEY PHARMACEUTICALS INCORPORATED<<+                                                                   230,529
         19,565    CAMBREX CORPORATION                                                                                       481,299
         13,654    CHATTEM INCORPORATED<<+                                                                                   804,767
         17,558    DIGENE CORPORATION<<+                                                                                     744,635
         25,025    GEORGIA GULF CORPORATION<<                                                                                405,655
         44,288    HB FULLER COMPANY                                                                                       1,207,734
         22,771    IDEXX LABORATORIES INCORPORATED+                                                                        1,995,423
         50,333    IMMUCOR INCORPORATED<<+                                                                                 1,481,300
         18,298    MACDERMID INCORPORATED                                                                                    638,051
         11,584    MANNATECH INCORPORATED<<                                                                                  186,039
         58,144    MGI PHARMA INCORPORATED+                                                                                1,306,496
         41,291    NBTY INCORPORATED<<+                                                                                    2,190,075
         18,106    NOVEN PHARMACEUTICALS INCORPORATED+                                                                       420,059
         21,756    OM GROUP INCORPORATED+                                                                                    972,058
         30,721    OMNOVA SOLUTIONS INCORPORATED+                                                                            167,737
         19,999    PAREXEL INTERNATIONAL CORPORATION+                                                                        719,364
          6,548    PENFORD CORPORATION                                                                                       131,877
         67,892    POLYONE CORPORATION+                                                                                      414,141
          7,328    QUAKER CHEMICAL CORPORATION                                                                               174,480
         21,604    SCIELE PHARMA INCORPORATED<<+                                                                             511,583
         11,433    SURMODICS INCORPORATED<<+                                                                                 411,588
         30,163    TRONOX INCORPORATED CLASS B                                                                               421,679
          6,697    USANA HEALTH SCIENCES INCORPORATED<<+                                                                     313,888

                                                                                                                          17,631,185
                                                                                                                    ----------------
COAL MINING - 0.55%
         59,285    MASSEY ENERGY COMPANY                                                                                   1,422,247
         13,742    PENN VIRGINIA CORPORATION                                                                               1,008,663

                                                                                                                           2,430,910
                                                                                                                    ----------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS - 1.31%
         23,033    ANIXTER INTERNATIONAL INCORPORATED<<+                                                            $      1,518,796
         13,270    AUDIOVOX CORPORATION CLASS A+                                                                             195,467
         37,089    BRIGHTPOINT INCORPORATED+                                                                                 424,300
         14,755    CT COMMUNICATIONS INCORPORATED                                                                            355,596
         32,720    GENERAL COMMUNICATION INCORPORATED CLASS A+                                                               458,080
         35,811    J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                                  992,681
         47,924    LIVE NATION INCORPORATED<<+                                                                             1,057,203
         21,916    NOVATEL WIRELESS INCORPORATED+                                                                            351,533
         56,305    RADIO ONE INCORPORATED CLASS D+                                                                           363,730

                                                                                                                           5,717,386
                                                                                                                    ----------------
COMPUTERS-INTERGRATED SYSTEMS - 0.12%
         22,554    AGILYSYS INCORPORATED                                                                                     506,788
                                                                                                                    ----------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.63%
         19,482    CHEMED CORPORATION                                                                                        953,839
         23,284    EMCOR GROUP INCORPORATED+                                                                               1,373,290
         19,926    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                             414,262

                                                                                                                           2,741,391
                                                                                                                    ----------------
DEPOSITORY INSTITUTIONS - 7.31%
         13,277    ANCHOR BANCORP WISCONSIN INCORPORATED                                                                     376,403
         44,102    BANK MUTUAL CORPORATION                                                                                   501,443
         33,510    BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                 367,270
         23,368    BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                495,635
         26,872    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          750,266
         45,022    BROOKLINE BANCORP INCORPORATED                                                                            570,429
         20,692    CASCADE BANCORP<<                                                                                         536,750
         22,473    CENTRAL PACIFIC FINANCIAL CORPORATION                                                                     821,838
         33,112    CHITTENDEN CORPORATION<<                                                                                  999,644
         21,888    COMMUNITY BANK SYSTEM INCORPORATED                                                                        457,897
         24,268    CORUS BANKSHARES INCORPORATED<<                                                                           414,012
         20,072    DIME COMMUNITY BANCSHARES                                                                                 265,553
         14,258    DOWNEY FINANCIAL CORPORATION<<                                                                            920,211
         44,982    EAST WEST BANCORP INCORPORATED                                                                          1,653,988
         60,883    FIRST BANCORP PUERTO RICO                                                                                 807,309
         45,960    FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                540,030
         23,449    FIRST FINANCIAL BANCORP                                                                                   354,314
          9,421    FIRST INDIANA CORPORATION                                                                                 205,849
         36,511    FIRST MIDWEST BANCORP INCORPORATED                                                                      1,341,779
         22,596    FIRST REPUBLIC BANK                                                                                     1,213,405
         12,118    FIRSTFED FINANCIAL CORPORATION<<+                                                                         688,666
         28,383    FLAGSTAR BANCORP INCORPORATED                                                                             339,177
         17,230    FRANKLIN BANK CORPORATION+                                                                                307,900
         38,464    GLACIER BANCORP INCORPORATED                                                                              924,675
         30,219    HANMI FINANCIAL CORPORATION                                                                               575,974
         14,886    INDEPENDENT BANK CORPORATION                                                                              303,228
         13,733    IRWIN FINANCIAL CORPORATION                                                                               255,983
         17,711    JPMORGAN CHASE & COMPANY                                                                                  209,875

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         20,467    MAF BANCORP INCORPORATED                                                                         $        846,106
         15,328    NARA BANK NATIONAL ASSOCIATION                                                                            268,393
         13,532    PRIVATEBANCORP INCORPORATED<<                                                                             494,730
         25,166    PROSPERITY BANCSHARES INCORPORATED<<                                                                      874,267
         23,556    PROVIDENT BANKSHARES CORPORATION                                                                          774,050
         54,498    SOUTH FINANCIAL GROUP INCORPORATED                                                                      1,347,191
         13,684    STERLING BANCORPORATION (NEW YORK)                                                                        247,680
         52,700    STERLING BANCSHARES INCORPORATED (TEXAS)                                                                  589,186
         37,312    STERLING FINANCIAL CORPORATION                                                                          1,163,761
         38,104    SUSQUEHANNA BANCSHARES INCORPORATED                                                                       883,632
         54,796    TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                524,946
         72,848    UCBH HOLDINGS INCORPORATED                                                                              1,356,430
         42,530    UMPQUA HOLDINGS CORPORATION                                                                             1,138,528
         26,672    UNITED BANKSHARES INCORPORATED                                                                            934,320
         26,426    UNITED COMMUNITY BANKS INCORPORATED<<                                                                     866,509
         48,245    WHITNEY HOLDING CORPORATION                                                                             1,475,332
         11,305    WILSHIRE BANCORP INCORPORATED                                                                             185,402
         18,289    WINTRUST FINANCIAL CORPORATION                                                                            815,872

                                                                                                                          31,985,838
                                                                                                                    ----------------
DURABLE GOODS - CONSUMER - 0.04%
         13,410    STURM, RUGER & COMPANY INCORPORATED                                                                       180,365
                                                                                                                    ----------------
EATING & DRINKING PLACES - 2.39%
         13,990    CALIFORNIA PIZZA KITCHEN INCORPORATED<<+                                                                  460,131
         24,344    CEC ENTERTAINMENT INCORPORATED+                                                                         1,011,250
         50,925    CKE RESTAURANTS INCORPORATED                                                                              960,446
         11,506    IHOP CORPORATION                                                                                          674,827
         24,986    JACK IN THE BOX INCORPORATED+                                                                           1,727,282
         12,401    LANDRY'S RESTAURANTS INCORPORATED                                                                         367,070
         17,073    O'CHARLEYS INCORPORATED+                                                                                  329,338
         18,645    P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                 780,853
         16,411    PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                    482,483
         22,283    RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                              670,495
         12,149    RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                                 471,624
         12,737    RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                    259,325
         49,737    SONIC CORPORATION+                                                                                      1,108,140
         20,628    STEAK N SHAKE COMPANY+                                                                                    345,932
         47,409    TRIARC COMPANIES INCORPORATED CLASS B                                                                     814,961

                                                                                                                          10,464,157
                                                                                                                    ----------------
EDUCATIONAL SERVICES - 0.09%
         16,905    UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                             390,167
                                                                                                                    ----------------
ELECTRIC, GAS & SANITARY SERVICES - 5.39%
         22,265    ALLETE INCORPORATED                                                                                     1,037,994
         12,459    AMERICAN STATES WATER COMPANY                                                                             459,363
         64,776    ATMOS ENERGY CORPORATION                                                                                2,026,193
         38,521    AVISTA CORPORATION                                                                                        933,364

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
          8,415    CASCADE NATURAL GAS CORPORATION                                                                  $        221,735
          7,405    CENTRAL VERMONT PUBLIC SERVICE                                                                            213,412
          9,912    CH ENERGY GROUP INCORPORATED                                                                              482,615
         42,171    CLECO CORPORATION                                                                                       1,089,277
         33,739    EL PASO ELECTRIC COMPANY+                                                                                 889,023
         52,425    ENERGEN CORPORATION<<                                                                                   2,667,908
          3,871    GREEN MOUNTAIN POWER CORPORATION                                                                          134,982
         15,771    LACLEDE GROUP INCORPORATED                                                                                490,163
         20,354    NEW JERSEY RESOURCES                                                                                    1,018,718
         19,932    NORTHWEST NATURAL GAS COMPANY                                                                             910,294
         54,554    PIEDMONT NATURAL GAS COMPANY<<                                                                          1,439,135
         21,337    SOUTH JERSEY INDUSTRIES INCORPORATED                                                                      811,873
         78,830    SOUTHERN UNION COMPANY                                                                                  2,395,634
         30,712    SOUTHWEST GAS CORPORATION                                                                               1,193,775
         77,548    UGI CORPORATION                                                                                         2,071,307
         18,324    UIL HOLDINGS CORPORATION                                                                                  635,843
         25,782    UNISOURCE ENERGY CORPORATION                                                                              968,114
         49,998    WASTE CONNECTIONS INCORPORATED+                                                                         1,496,940

                                                                                                                          23,587,662
                                                                                                                    ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.99%
         19,049    ACTEL CORPORATION+                                                                                        314,689
         31,725    ACUITY BRANDS INCORPORATED                                                                              1,727,109
         86,544    ADAPTEC INCORPORATED+                                                                                     334,925
         25,943    ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                  545,841
         53,853    AEROFLEX INCORPORATED+                                                                                    708,167
         16,620    AO SMITH CORPORATION<<                                                                                    635,216
          8,876    APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                    159,147
         25,769    ATMI INCORPORATED+                                                                                        787,758
         30,107    BALDOR ELECTRIC COMPANY                                                                                 1,136,238
          8,667    BEL FUSE INCORPORATED CLASS B                                                                             335,500
         52,640    BENCHMARK ELECTRONICS INCORPORATED<<+                                                                   1,087,542
         18,755    C&D TECHNOLOGIES INCORPORATED<<                                                                            94,338
         35,694    C-COR INCORPORATED+                                                                                       494,719
          7,280    CATAPULT COMMUNICATIONS CORPORATION+                                                                       70,907
         19,848    CERADYNE INCORPORATED<<+                                                                                1,086,480
         28,712    CHECKPOINT SYSTEMS INCORPORATED+                                                                          679,326
         16,931    COMTECH TELECOMMUNICATIONS CORPORATION+                                                                   655,738
         26,184    CTS CORPORATION                                                                                           361,863
         11,333    CUBIC CORPORATION                                                                                         245,246
         27,262    CYMER INCORPORATED<<+                                                                                   1,132,736
         14,660    DIODES INCORPORATED<<+                                                                                    510,901
         13,965    DIONEX CORPORATION+                                                                                       951,156
         24,118    DITECH NETWORKS INCORPORATED+                                                                             195,838
         21,244    DSP GROUP INCORPORATED+                                                                                   403,636
         21,322    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                               410,235
         26,564    EXAR CORPORATION+                                                                                         351,707
         16,171    GREATBATCH INCORPORATED+                                                                                  412,361

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         54,614    HARMONIC INCORPORATED+                                                                           $        536,309
         19,003    HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                     443,720
         15,634    INTER-TEL INCORPORATED                                                                                    369,588
         16,444    LITTELFUSE INCORPORATED+                                                                                  667,626
         21,820    MAGNETEK INCORPORATED+                                                                                    109,973
         16,257    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    225,485
         26,735    METHODE ELECTRONICS INCORPORATED                                                                          394,876
         55,142    MICROSEMI CORPORATION<<                                                                                 1,147,505
         31,035    MOOG INCORPORATED CLASS A+                                                                              1,292,587
          3,445    NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                   212,350
         14,767    PARK ELECTROCHEMICAL CORPORATION                                                                          400,481
         19,205    PERICOM SEMICONDUCTOR+                                                                                    187,825
         30,563    PHOTRONICS INCORPORATED<<+                                                                                475,255
         33,844    PLEXUS CORPORATION                                                                                        580,425
         22,790    REGAL-BELOIT CORPORATION                                                                                1,057,000
         12,908    ROGERS CORPORATION+                                                                                       572,470
        119,352    SKYWORKS SOLUTIONS INCORPORATED+                                                                          686,274
         16,540    STANDARD MICROSYSTEMS CORPORATION+                                                                        505,132
         10,086    SUPERTEX INCORPORATED<<+                                                                                  334,956
         33,973    SYMMETRICOM INCORPORATED+                                                                                 281,976
         19,054    SYNAPTICS INCORPORATED+                                                                                   487,401
         29,801    TECHNITROL INCORPORATED                                                                                   780,488
          9,687    TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                    121,669
         40,116    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                 2,141,392
         18,010    VIASAT INCORPORATED+                                                                                      593,790
         14,285    VICOR CORPORATION                                                                                         143,136

                                                                                                                          30,579,008
                                                                                                                    ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.41%
          9,509    CDI CORPORATION                                                                                           275,000
         15,879    MAXMUS INCORPORATED                                                                                       547,508
         13,469    PHARMANET DEVELOPMENT GROUP INCORPORATED+                                                                 350,194
         47,995    REGENERON PHARMACEUTICAL INCORPORATED+                                                                  1,037,652
         42,388    TETRA TECH INCORPORATED+                                                                                  807,915
         38,396    URS CORPORATION+                                                                                        1,635,286
         30,983    WATSON WYATT & COMPANY HOLDINGS                                                                         1,507,323

                                                                                                                           6,160,878
                                                                                                                    ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.81%
         25,365    APTARGROUP INCORPORATED                                                                                 1,697,679
         19,207    GRIFFON CORPORATION<<+                                                                                    475,373
          9,291    MATERIAL SCIENCES CORPORATION+                                                                             92,724
         26,252    MOBILE MINI INCORPORATED<<+                                                                               703,029
         14,746    NCI BUILDING SYSTEMS INCORPORATED<<+                                                                      703,974
         59,058    SHAW GROUP INCORPORATED+                                                                                1,846,744
         26,900    SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                829,596
         12,574    VALMONT INDUSTRIES INCORPORATED                                                                           727,154
         21,699    WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                   825,213

                                                                                                                           7,901,486
                                                                                                                    ----------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FINANCE COMPANIES - 0.02%
         19,442    REWARDS NETWORK INCORPORATED+                                                                    $        103,043
                                                                                                                    ----------------
FOOD & KINDRED PRODUCTS - 1.51%
         54,417    CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                1,936,701
         37,819    FLOWERS FOODS INCORPORATED<<                                                                            1,140,999
         10,033    J & J SNACK FOODS CORPORATION                                                                             396,203
         22,576    LANCE INCORPORATED                                                                                        456,938
         10,120    PEET'S COFFEE & TEA INCORPORATED+                                                                         279,514
         19,605    RALCORP HOLDINGS INCORPORATED+                                                                          1,260,602
         11,617    SANDERSON FARMS INCORPORATED<<                                                                            430,526
         22,817    TREEHOUSE FOODS INCORPORATED+                                                                             695,234

                                                                                                                           6,596,717
                                                                                                                    ----------------
FOOD STORES - 0.42%
         14,267    GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<                                                       473,379
         23,247    PANERA BREAD COMPANY<<+                                                                                 1,372,968

                                                                                                                           1,846,347
                                                                                                                    ----------------
FOOTWEAR - 0.39%
         24,541    CROCS INCORPORATED<<+                                                                                   1,159,562
          7,992    DECKERS OUTDOOR CORPORATION<<+                                                                            567,592

                                                                                                                           1,727,154
                                                                                                                    ----------------
FURNITURE & FIXTURES - 0.47%
          8,638    BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                 127,151
         23,209    ETHAN ALLEN INTERIORS INCORPORATED                                                                        820,206
         37,568    LA-Z-BOY INCORPORATED<<                                                                                   465,092
         36,544    SELECT COMFORT CORPORATION<<+                                                                             650,483

                                                                                                                           2,062,932
                                                                                                                    ----------------
GENERAL MERCHANDISE STORES - 0.38%
         36,948    CASEY'S GENERAL STORES INCORPORATED                                                                       924,069
         29,264    FRED'S INCORPORATED                                                                                       430,181
         19,752    STEIN MART INCORPORATED                                                                                   322,353

                                                                                                                           1,676,603
                                                                                                                    ----------------
HEALTH SERVICES - 3.12%
         18,887    AMEDISYS INCORPORATED<<+                                                                                  612,505
         21,969    AMSURG CORPORATION+                                                                                       538,021
         15,914    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                    290,112
         16,446    CRYOLIFE INCORPORATED+                                                                                    138,311
         22,781    ENZO BIOCHEM INCORPORATED<<+                                                                              343,537
         14,462    GENESIS HEALTHCARE CORPORATION+                                                                           912,697
         19,959    GENTIVA HEALTH SERVICES INCORPORATED+                                                                     402,573
         25,537    HEALTHWAYS INCORPORATED<<+                                                                              1,193,855
         49,467    HOOPER HOLMES INCORPORATED                                                                                221,117
         22,038    INVENTIV HEALTH INCORPORATED+                                                                             843,835
         14,546    LCA-VISION INCORPORATED<<                                                                                 599,129
         15,680    MATRIA HEALTHCARE INCORPORATED<<+                                                                         413,325

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (CONTINUED)
         23,016    NAUTILUS GROUP INCORPORATED<<                                                                    $        355,137
         24,638    ODYSSEY HEALTHCARE INCORPORATED+                                                                          323,497
         19,348    OPTION CARE INCORPORATED                                                                                  257,328
         35,467    PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                   2,023,747
         12,579    REHABCARE GROUP INCORPORATED+                                                                             199,629
         40,773    SIERRA HEALTH SERVICES INCORPORATED<<+                                                                  1,678,624
         32,758    SUNRISE SENIOR LIVING INCORPORATED+                                                                     1,294,596
         32,741    UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                    1,008,750

                                                                                                                          13,650,325
                                                                                                                    ----------------
HOLDING & OTHER INVESTMENT OFFICES - 3.35%
          9,604    4KIDS ENTERTAINMENT INCORPORATED+                                                                         181,708
         23,498    ACADIA REALTY TRUST<<                                                                                     612,593
         33,834    COLONIAL PROPERTIES TRUST<<                                                                             1,545,199
         17,334    EASTGROUP PROPERTIES INCORPORATED                                                                         884,554
         19,349    ENTERTAINMENT PROPERTIES TRUST                                                                          1,165,777
         17,701    ESSEX PROPERTY TRUST INCORPORATED                                                                       2,291,925
         47,606    INLAND REAL ESTATE CORPORATION                                                                            873,094
         23,912    KILROY REALTY CORPORATION                                                                               1,763,510
         15,180    LTC PROPERTIES INCORPORATED                                                                               393,314
         35,976    MEDICAL PROPERTIES TRUST INCORPORATED                                                                     528,487
         18,525    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                        1,042,217
         47,733    NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                               1,154,661
         10,881    PARKWAY PROPERTIES INCORPORATED                                                                           568,532
         11,692    PS BUSINESS PARKS INCORPORATED                                                                            824,520
         14,993    SOVRAN SELF STORAGE INCORPORATED                                                                          830,762

                                                                                                                          14,660,853
                                                                                                                    ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.42%
         22,236    BELL MICROPRODUCTS INCORPORATED+                                                                          142,310
         16,149    COST PLUS INCORPORATED<<+                                                                                 161,490
         21,574    GUITAR CENTER INCORPORATED<<+                                                                             973,419
         16,591    HAVERTY FURNITURE COMPANIES INCORPORATED                                                                  232,274
         21,799    TUESDAY MORNING CORPORATION                                                                               323,497

                                                                                                                           1,832,990
                                                                                                                    ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.13%
         15,613    MARCUS CORPORATION                                                                                        363,158
          7,666    MONARCH CASINO & RESORT INCORPORATED+                                                                     199,316

                                                                                                                             562,474
                                                                                                                    ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.06%
         15,024    A.S.V. INCORPORATED<<+                                                                                    229,266
         13,771    ASTEC INDUSTRIES INCORPORATED+                                                                            554,283
         74,078    AXCELIS TECHNOLOGIES INCORPORATED+                                                                        565,956
         12,693    BLACK BOX CORPORATION                                                                                     463,802
         36,129    BRIGGS & STRATTON CORPORATION<<                                                                         1,114,580
         55,342    BROOKS AUTOMATION INCORPORATED<<+                                                                         949,115

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
          7,729    CASCADE CORPORATION                                                                              $        462,271
         17,715    DRIL-QUIP INCORPORATED+                                                                                   766,705
         15,600    ENPRO INDUSTRIES INCORPORATED+                                                                            562,380
         38,630    GARDNER DENVER INCORPORATED+                                                                            1,346,256
         36,798    GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                      717,561
         13,302    HYDRIL COMPANY+                                                                                         1,280,184
         39,361    IDEX CORPORATION                                                                                        2,002,688
         15,467    INTEVAC INCORPORATED+                                                                                     407,865
         20,586    KAYDON CORPORATION                                                                                        876,140
         22,785    KOMAG INCORPORATED<<+                                                                                     745,753
         42,054    KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                  389,000
         41,974    LENNOX INTERNATIONAL INCORPORATED                                                                       1,498,472
          8,504    LINDSAY MANUFACTURING COMPANY<<                                                                           270,342
         10,927    LUFKIN INDUSTRIES INCORPORATED                                                                            613,879
         45,442    MANITOWOC COMPANY INCORPORATED                                                                          2,886,930
         29,700    MICROS SYSTEMS INCORPORATED<<+                                                                          1,603,503
         25,101    NETGEAR INCORPORATED+                                                                                     716,132
         30,350    PAXAR CORPORATION+                                                                                        871,045
         12,674    PLANAR SYSTEMS INCORPORATED+                                                                              109,884
         12,448    ROBBINS & MYERS INCORPORATED                                                                              464,186
         18,812    SCANSOURCE INCORPORATED+                                                                                  504,914
         29,472    TORO COMPANY                                                                                            1,510,145
         16,997    ULTRATECH INCORPORATED+                                                                                   231,329
         17,922    WATSCO INCORPORATED<<                                                                                     915,277
         21,542    WOODWARD GOVERNOR COMPANY                                                                                 886,884

                                                                                                                          26,516,727
                                                                                                                    ----------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.30%
         26,449    HILB, ROGAL & HAMILTON COMPANY                                                                          1,297,323
                                                                                                                    ----------------
INSURANCE CARRIERS - 3.26%
         38,256    AMERIGROUP CORPORATION<<+                                                                               1,162,982
         31,716    CENTENE CORPORATION+                                                                                      665,719
         31,628    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                             1,272,394
         49,538    FREMONT GENERAL CORPORATION<<                                                                             343,298
         21,833    HEALTHEXTRAS INCORPORATED+                                                                                628,354
         14,255    INFINITY PROPERTY & CASUALTY CORPORATION                                                                  667,989
         12,800    LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                                946,048
         41,969    PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                          1,846,216
         15,731    PRESIDENTIAL LIFE CORPORATION                                                                             310,215
         24,338    PROASSURANCE CORPORATION+                                                                               1,244,889
         14,618    RLI CORPORATION                                                                                           802,967
         10,478    SAFETY INSURANCE GROUP INCORPORATED                                                                       420,377
          7,342    SCPIE HOLDINGS INCORPORATED+                                                                              166,663
         41,681    SELECTIVE INSURANCE GROUP INCORPORATED                                                                  1,061,198
         13,332    STEWART INFORMATION SERVICES CORPORATION                                                                  557,144
          8,928    TRIAD GUARANTY INCORPORATED+                                                                              369,708

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
         15,368    UNITED FIRE & CASUALTY COMPANY                                                                   $        539,878
         27,080    ZENITH NATIONAL INSURANCE CORPORATION                                                                   1,280,072

                                                                                                                          14,286,111
                                                                                                                    ----------------
LEATHER & LEATHER PRODUCTS - 0.48%
         21,013    BROWN SHOE COMPANY INCORPORATED                                                                           882,546
         16,438    GENESCO INCORPORATED<<+                                                                                   682,670
         19,487    K-SWISS INCORPORATED                                                                                      526,539

                                                                                                                           2,091,755
                                                                                                                    ----------------
LEGAL SERVICES - 0.07%
          6,574    PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                    329,423
                                                                                                                    ----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.42%
         56,014    CHAMPION ENTERPRISES INCORPORATED<<+                                                                      492,923
         11,495    COACHMEN INDUSTRIES INCORPORATED                                                                          121,042
          7,465    DELTIC TIMBER CORPORATION                                                                                 358,021
          4,970    SKYLINE CORPORATION+                                                                                      167,688
         13,811    UNIVERSAL FOREST PRODUCTS                                                                                 684,335

                                                                                                                           1,824,009
                                                                                                                    ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.82%
         52,588    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                       1,113,288
         10,207    ANALOGIC CORPORATION                                                                                      641,816
         22,097    ARMOR HOLDINGS INCORPORATED+                                                                            1,487,791
         20,060    ARTHROCARE CORPORATION<<+                                                                                 722,962
         17,314    BIOLASE TECHNOLOGY INCORPORATED<<                                                                         168,465
         11,681    BIOSITE INCORPORATED+                                                                                     980,854
         22,855    COHERENT INCORPORATED+                                                                                    725,418
         16,614    COHU INCORPORATED                                                                                         312,343
         20,495    CONMED CORPORATION<<+                                                                                     599,069
         32,895    COOPER COMPANIES INCORPORATED                                                                           1,599,355
         16,170    CYBERONICS INCORPORATED<<+                                                                                303,673
          9,259    DATASCOPE CORPORATION                                                                                     335,083
         17,141    DJ ORTHOPEDICS INCORPORATED+                                                                              649,644
         12,025    EDO CORPORATION<<                                                                                         315,055
         18,700    ESTERLINE TECHNOLOGIES CORPORATION+                                                                       768,009
         19,026    FEI COMPANY<<+                                                                                            686,078
         47,923    FLIR SYSTEMS INCORPORATED<<+                                                                            1,709,413
         33,052    FOSSIL INCORPORATED<<+                                                                                    874,886
         19,319    HAEMONETICS CORPORATION+                                                                                  903,163
         38,929    HOLOGIC INCORPORATED<<+                                                                                 2,243,868
         10,704    ICU MEDICAL INCORPORATED+                                                                                 419,597
         51,413    INPUT OUTPUT INCORPORATED<<+                                                                              708,471
         14,419    INTEGRA LIFESCIENCES HOLDINGS<<+                                                                          657,218
         23,383    INVACARE CORPORATION                                                                                      407,800
         18,829    ITRON INCORPORATED<<+                                                                                   1,224,638
         10,293    KEITHLEY INSTRUMENTS INCORPORATED                                                                         157,380

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
          8,659    KENSEY NASH CORPORATION+                                                                         $        264,100
         49,639    KOPIN CORPORATION+                                                                                        167,780
         31,064    MENTOR CORPORATION                                                                                      1,428,944
         15,763    MERIDIAN DIAGNOSTICS INCORPORATED                                                                         437,581
         20,061    MERIT MEDICAL SYSTEMS INCORPORATED+                                                                       251,766
         27,136    MKS INSTRUMENTS INCORPORATED+                                                                             692,511
         13,361    MTS SYSTEMS CORPORATION<<                                                                                 518,941
         12,679    OSTEOTECH INCORPORATED+                                                                                    96,868
         13,280    PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                              530,536
         12,132    PHOTON DYNAMICS INCORPORATED+                                                                             152,985
         16,530    POLYMEDICA CORPORATION                                                                                    699,715
         12,594    POSSIS MEDICAL INCORPORATED+                                                                              163,848
         53,502    RESPIRONICS INCORPORATED+                                                                               2,246,549
         18,234    RUDOLPH TECHNOLOGIES INCORPORATED+                                                                        318,001
         19,019    SONIC SOLUTIONS<<+                                                                                        268,168
         25,483    TELEDYNE TECHNOLOGIES INCORPORATED+                                                                       954,084
         24,309    THERAGENICS CORPORATION+                                                                                  152,174
         86,380    TRIMBLE NAVIGATION LIMITED+                                                                             2,318,439
         22,778    VEECO INSTRUMENTS INCORPORATED<<+                                                                         444,171
         24,182    VIASYS HEALTHCARE INCORPORATED+                                                                           821,946
          5,703    VITAL SIGNS INCORPORATED                                                                                  296,442
         20,956    X-RITE INCORPORATED                                                                                       271,380

                                                                                                                          34,212,266
                                                                                                                    ----------------
METAL MINING - 0.44%
         30,122    CLEVELAND CLIFFS INCORPORATED<<                                                                         1,928,109
                                                                                                                    ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
         15,974    AMCOL INTERNATIONAL CORPORATION<<                                                                         473,629
                                                                                                                    ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.91%
         52,224    CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                                   767,693
         23,301    DAKTRONICS INCORPORATED<<                                                                                 639,379
         20,308    JAKKS PACIFIC INCORPORATED+                                                                               485,361
         36,075    K2 INCORPORATED+                                                                                          436,147
         11,945    LYDALL INCORPORATED+                                                                                      189,806
         15,438    RC2 CORPORATION+                                                                                          623,541
          8,411    RUSS BERRIE & COMPANY INCORPORATED                                                                        118,595
         25,612    SHUFFLE MASTER INCORPORATED<<+                                                                            467,419
          9,099    STANDEX INTERNATIONAL CORPORATION                                                                         259,412

                                                                                                                           3,987,353
                                                                                                                    ----------------
MISCELLANEOUS RETAIL - 1.21%
         10,194    BLUE NILE INCORPORATED<<+                                                                                 414,488
         21,746    CASH AMERICA INTERNATIONAL INCORPORATED                                                                   891,586
         23,207    HIBBETT SPORTS INCORPORATED+                                                                              663,488
         17,854    JO ANN STORES INCORPORATED<<+                                                                             486,522
         20,765    LONGS DRUG STORES CORPORATION<<                                                                         1,072,305

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL (CONTINUED)
         14,867    NORTH AMERICAN WATCH CORPORATION<<                                                               $        437,833
         28,388    SPECTRUM BRANDS INCORPORATED<<+                                                                           179,696
         13,990    STAMPS.COM INCORPORATED+                                                                                  201,036
         35,813    ZALE CORPORATION<<+                                                                                       944,747

                                                                                                                           5,291,701
                                                                                                                    ----------------
MOTION PICTURES - 0.24%
         30,098    AVID TECHNOLOGY INCORPORATED<<+                                                                         1,049,818
                                                                                                                    ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.04%
         18,392    ARKANSAS BEST CORPORATION<<                                                                               653,836
         22,236    FORWARD AIR CORPORATION                                                                                   731,120
         43,110    HEARTLAND EXPRESS INCORPORATED                                                                            684,587
         40,991    LANDSTAR SYSTEM INCORPORATED                                                                            1,879,027
         20,449    OLD DOMINION FREIGHT LINE+                                                                                589,136

                                                                                                                           4,537,706
                                                                                                                    ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.34%
         20,112    FINANCIAL FEDERAL CORPORATION                                                                             529,348
         20,064    FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                               447,026
         12,870    WORLD ACCEPTANCE CORPORATION+                                                                             514,157

                                                                                                                           1,490,531
                                                                                                                    ----------------
OIL & GAS EXTRACTION - 3.91%
         19,782    ATWOOD OCEANICS INCORPORATED+                                                                           1,161,006
         35,344    CABOT OIL & GAS CORPORATION                                                                             2,379,324
         66,714    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                              2,487,765
         40,546    OCEANEERING INTERNATIONAL INCORPORATED+                                                                 1,707,798
         10,802    PETROLEUM DEVELOPMENT CORPORATION+                                                                        578,663
         15,607    SEACOR HOLDINGS INCORPORATED<<+                                                                         1,535,729
         45,849    ST. MARY LAND & EXPLORATION COMPANY                                                                     1,681,741
         20,439    STONE ENERGY CORPORATION+                                                                                 606,834
         21,795    SWIFT ENERGY COMPANY+                                                                                     910,377
         52,921    TETRA TECHNOLOGIES INCORPORATED+                                                                        1,307,678
         33,852    UNIT CORPORATION+                                                                                       1,712,573
         22,132    W-H ENERGY SERVICES INCORPORATED+                                                                       1,034,450

                                                                                                                          17,103,938
                                                                                                                    ----------------
PAPER & ALLIED PRODUCTS - 0.79%
         27,653    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        358,936
         21,267    CARAUSTAR INDUSTRIES INCORPORATED+                                                                        133,557
         14,549    CHESAPEAKE CORPORATION                                                                                    219,690
         10,811    NEENAH PAPER INCORPORATED                                                                                 429,629
         40,754    PLAYTEX PRODUCTS INCORPORATED+                                                                            553,032
         11,943    POPE & TALBOT INCORPORATED<<                                                                               80,615
         25,127    ROCK-TENN COMPANY CLASS A                                                                                 834,216
         11,419    SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                             283,762

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
          8,999    STANDARD REGISTER COMPANY                                                                        $        113,837
         32,694    WAUSAU PAPER CORPORATION                                                                                  469,486

                                                                                                                           3,476,760
                                                                                                                    ----------------
PERSONAL SERVICES - 0.46%
          6,942    ANGELICA CORPORATION                                                                                      191,183
         20,349    COINSTAR INCORPORATED+                                                                                    636,924
          3,810    CPI CORPORATION                                                                                           200,063
         15,729    G & K SERVICES INCORPORATED CLASS A                                                                       570,648
         10,418    UNIFIRST CORPORATION                                                                                      399,739

                                                                                                                           1,998,557
                                                                                                                    ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.46%
         30,966    HEADWATERS INCORPORATED<<+                                                                                676,607
         12,460    WD-40 COMPANY                                                                                             395,107
         20,848    WORLD FUEL SERVICES CORPORATION                                                                           964,428

                                                                                                                           2,036,142
                                                                                                                    ----------------
PHARMACEUTICALS - 0.34%
          8,949    KENDLE INTERNATIONAL, INCORPORATED+                                                                       317,868
         33,906    SAVIENT PHARMACEUTICALS INCORPORATED+                                                                     407,550
         51,037    VIROPHARMA INCORPORATED<<+                                                                                732,381

                                                                                                                           1,457,799
                                                                                                                    ----------------
PRIMARY METAL INDUSTRIES - 3.71%
         32,622    BELDEN CDT INCORPORATED<<                                                                               1,748,213
         14,723    BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                  713,624
         18,739    CARPENTER TECHNOLOGY CORPORATION                                                                        2,262,922
         16,886    CENTURY ALUMINUM COMPANY<<+                                                                               791,616
         33,924    CHAPARRAL STEEL COMPANY                                                                                 1,973,359
         32,312    CURTISS-WRIGHT CORPORATION                                                                              1,245,304
         21,822    GIBRALTAR INDUSTRIES INCORPORATED                                                                         493,614
         22,425    LONE STAR TECHNOLOGIES INCORPORATED+                                                                    1,480,723
         27,082    MUELLER INDUSTRIES INCORPORATED                                                                           815,168
         27,093    QUANEX CORPORATION                                                                                      1,147,389
         16,802    RTI INTERNATIONAL METALS INCORPORATED+                                                                  1,529,150
          8,404    STEEL TECHNOLOGIES INCORPORATED                                                                           248,590
         17,577    TEXAS INDUSTRIES INCORPORATED                                                                           1,327,591
         20,736    TREDEGAR CORPORATION                                                                                      472,573

                                                                                                                          16,249,836
                                                                                                                    ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.44%
         21,229    BOWNE & COMPANY INCORPORATED                                                                              333,932
          8,606    CONSOLIDATED GRAPHICS INCORPORATED+                                                                       637,274
         18,855    JOHN H. HARLAND COMPANY                                                                                   965,942

                                                                                                                           1,937,148
                                                                                                                    ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RAILROAD TRANSPORTATION - 0.46%
         56,104    KANSAS CITY SOUTHERN<<+                                                                          $      1,996,180
                                                                                                                    ----------------
REAL ESTATE - 0.12%
         16,065    MERITAGE CORPORATION<<+                                                                                   516,008
                                                                                                                    ----------------
REAL ESTATE INVESTMENT TRUST (REIT) - 0.54%
         51,360    LEXINGTON CORPORATE PROPERTIES TRUST                                                                    1,085,237
         54,419    SENIOR HOUSING PROPERTIES TRUST                                                                         1,300,614

                                                                                                                           2,385,851
                                                                                                                    ----------------
RETAIL, TRADE & SERVICES - 0.51%
         38,683    MEN'S WEARHOUSE INCORPORATED                                                                            1,820,035
         26,662    STRIDE RITE CORPORATION                                                                                   410,328

                                                                                                                           2,230,363
                                                                                                                    ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
         17,735    A. SCHULMAN INCORPORATED                                                                                  417,837
                                                                                                                    ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.66%
         32,314    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                               1,266,709
         39,024    LABRANCHE & COMPANY INCORPORATED<<+                                                                       318,436
         13,511    PIPER JAFFRAY COMPANIES INCORPORATED<<+                                                                   836,871
         18,028    SWS GROUP INCORPORATED                                                                                    447,275

                                                                                                                           2,869,291
                                                                                                                    ----------------
SOFTWARE - 0.15%
         10,550    EPIQ SYSTEMS INCORPORATED<<+                                                                              215,009
         13,358    MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                446,291

                                                                                                                             661,300
                                                                                                                    ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.42%
         20,741    APOGEE ENTERPRISES INCORPORATED                                                                           415,650
         17,483    CABOT MICROELECTRONICS CORPORATION<<+                                                                     585,855
         14,832    CARBO CERAMICS INCORPORATED<<                                                                             690,430
         10,459    LIBBEY INCORPORATED<<                                                                                     146,635

                                                                                                                           1,838,570
                                                                                                                    ----------------
TEXTILE MILL PRODUCTS - 0.71%
         21,310    ALBANY INTERNATIONAL CORPORATION CLASS A<<                                                                765,881
         38,066    INTERFACE INCORPORATED                                                                                    608,675
         11,181    OXFORD INDUSTRIES INCORPORATED                                                                            552,789
         40,633    WOLVERINE WORLD WIDE INCORPORATED                                                                       1,160,885

                                                                                                                           3,088,230
                                                                                                                    ----------------
TOBACCO PRODUCTS - 0.13%
         64,218    ALLIANCE ONE INTERNATIONAL INCORPORATED                                                                   592,732
                                                                                                                    ----------------
TRANSPORTATION BY AIR - 0.72%
         17,211    BRISTOW GROUP INCORPORATED<<+                                                                             627,341
         23,243    EGL INCORPORATED+                                                                                         921,120
         26,785    FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                                160,978

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
TRANSPORTATION BY AIR (CONTINUED)
       24,236   MESA AIR GROUP INCORPORATED+                                                                        $        182,497
       47,056   SKYWEST INCORPORATED                                                                                       1,262,512

                                                                                                                           3,154,448
                                                                                                                    ----------------

TRANSPORTATION EQUIPMENT - 1.84%
       27,040   AAR CORPORATION+                                                                                             745,222
        8,727   ARCTIC CAT INCORPORATED                                                                                      170,089
       37,443   CLARCOR INCORPORATED                                                                                       1,190,687
       46,842   FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                        370,520
       40,879   GENCORP INCORPORATED<<+                                                                                      565,765
       17,744   GROUP 1 AUTOMOTIVE INCORPORATED                                                                              705,679
       16,986   HORNBECK OFFSHORE+                                                                                           486,649
       19,583   MONACO COACH CORPORATION                                                                                     311,957
       25,976   POLARIS INDUSTRIES INCORPORATED<<                                                                          1,246,328
        8,691   STANDARD MOTOR PRODUCTS INCORPORATED                                                                         148,355
       16,735   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                             348,590
       11,984   TRIUMPH GROUP INCORPORATED<<                                                                                 663,195
       22,327   WABASH NATIONAL CORPORATION                                                                                  344,282
       22,959   WINNEBAGO INDUSTRIES INCORPORATED<<                                                                          772,111

                                                                                                                           8,069,429
                                                                                                                    ----------------

TRANSPORTATION SERVICES - 0.19%
       29,130   HUB GROUP INCORPORATED CLASS A+                                                                              844,479
                                                                                                                    ----------------
WATER TRANSPORTATION - 0.31%
       38,886   KIRBY CORPORATION+                                                                                         1,360,232
                                                                                                                    ----------------
Wholesale Trade Non-Durable Goods - 1.56%
       28,844   HAIN CELESTIAL GROUP INCORPORATED+                                                                           867,339
       19,743   MYERS INDUSTRIES INCORPORATED                                                                                368,799
        9,800   NASH FINCH COMPANY<<                                                                                         337,708
       25,592   PERFORMANCE FOOD GROUP COMPANY+                                                                              790,025
       13,625   SCHOOL SPECIALTY INCORPORATED<<+                                                                             491,999
       15,811   SPARTAN STORES INCORPORATED                                                                                  423,735
       25,346   TRACTOR SUPPLY COMPANY<<+                                                                                  1,305,319
       31,300   UNITED NATURAL FOODS INCORPORATED<<+                                                                         959,032
       21,712   UNITED STATIONERS INCORPORATED+                                                                            1,300,983

                                                                                                                           6,844,939
                                                                                                                    ----------------

WHOLESALE TRADE-DURABLE GOODS - 2.45%
        9,206   AM CASTLE & COMPANY                                                                                          270,288
       27,618   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED<<                                                               677,470
       29,244   BARNES GROUP INCORPORATED<<                                                                                  672,904
       21,327   BUILDING MATERIALS HOLDINGS CORPORATION                                                                      386,232
       18,390   DIGI INTERNATIONAL INCORPORATED+                                                                             233,553
       13,662   DREW INDUSTRIES INCORPORATED<<+                                                                              391,826
       35,354   INSIGHT ENTERPRISES INCORPORATED+                                                                            635,665
       17,665   KAMAN CORPORATION CLASS A                                                                                    411,771
       11,943   KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                                 402,479

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
       42,218   KNIGHT TRANSPORTATION INCORPORATED<<                                                                  $     752,325
        3,049   LAWSON PRODUCTS INCORPORATED                                                                                115,496
       10,329   LENOX GROUP INCORPORATED<<+                                                                                  67,965
       33,138   LKQ CORPORATION+                                                                                            724,397
       29,462   OWENS & MINOR INCORPORATED                                                                                1,082,139
       39,778   PEP BOYS-MANNY, MOE & JACK                                                                                  759,362
       36,765   POOL CORPORATION<<                                                                                        1,316,169
       49,275   PSS WORLD MEDICAL INCORPORATED<<+                                                                         1,041,674
       19,200   RYERSON INCORPORATED<<                                                                                      760,708

                                                                                                                         10,702,423
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $320,251,025)                                                                                 431,858,918
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING - 25.23%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.65%
    2,835,736   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    2,835,736
                                                                                                                      -------------

PRINCIPAL                                                                               INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 24.58%
$     316,010   AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.37%       03/14/2008        316,051
    1,617,795   AMERICAN GENERAL FINANCE CORPORATION+/-                                       5.47        08/16/2007      1,618,539
      307,232   ATLANTIC ASSET SECURITIZATION CORPORATION++                                   5.37        04/23/2007        306,292
      877,805   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.30        04/25/2007        877,814
      877,805   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                            5.39        10/25/2007        877,849
      877,805   BANCO SANTANDER TOTTA LOAN+/-++SS.                                            5.32        05/16/2008        877,893
    2,633,416   BANK OF AMERICA NA SERIES BKNT+/-                                             5.49        06/19/2007      2,633,626
    1,404,488   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                (MATURITY VALUE $1,405,131)                                                   5.49        04/02/2007      1,404,488
    1,931,171   BUCKINGHAM II CDO LLC                                                         5.32        04/26/2007      1,924,412
      421,346   CAIRN HIGH GRADE FUNDING I LLC++                                              5.30        05/31/2007        417,727
      702,244   CAIRN HIGH GRADE FUNDING I LLC                                                5.30        06/07/2007        695,496
      702,244   CAIRN HIGH GRADE FUNDING I LLC++                                              5.31        05/03/2007        699,077
      877,805   CAIRN HIGH GRADE FUNDING I LLC++                                              5.31        05/23/2007        871,292
      351,122   CAIRN HIGH GRADE FUNDING I LLC                                                5.32        06/04/2007        347,902
      912,917   CAIRN HIGH GRADE FUNDING I LLC++                                              5.32        06/21/2007        902,291
    1,755,610   CEDAR SPRINGS CAPITAL COMPANY++                                               5.30        06/07/2007      1,738,739
    1,003,788   CEDAR SPRINGS CAPITAL COMPANY++                                               5.31        05/16/2007        997,364
       83,813   CEDAR SPRINGS CAPITAL COMPANY                                                 5.31        04/13/2007         83,679
    1,164,321   CEDAR SPRINGS CAPITAL COMPANY                                                 5.31        05/21/2007      1,156,019
      667,132   CEDAR SPRINGS CAPITAL COMPANY++                                               5.31        06/14/2007        660,040
      481,283   CEDAR SPRINGS CAPITAL COMPANY++                                               5.32        06/12/2007        476,311
      127,352   CEDAR SPRINGS CAPITAL COMPANY++                                               5.32        06/13/2007        126,017
       39,852   CHEYNE FINANCE LLC                                                            5.26        04/18/2007         39,759
      351,122   CHEYNE FINANCE LLC                                                            5.31        06/19/2007        347,137
      156,600   CHEYNE FINANCE LLC                                                            5.32        05/14/2007        155,644
    2,282,293   CHEYNE FINANCE LLC+/-++                                                       5.34        02/25/2008      2,281,632
      877,805   CHEYNE FINANCE LLC SERIES MTN+/-++                                            5.33        07/16/2007        877,902
      351,122   CIT GROUP INCORPORATED+/-                                                     5.42        12/19/2007        351,343

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     375,174   CIT GROUP INCORPORATED+/-                                                     5.57%       09/20/2007  $     375,530
      387,112   CIT GROUP INCORPORATED+/-                                                     5.59        11/23/2007        387,584
   12,289,273   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $12,294,895)                   5.49        04/02/2007     12,289,273
      175,561   COMERICA BANK+/-                                                              5.32        02/08/2008        174,859
    1,952,555   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                                  5.38        04/10/2007      1,950,270
      790,025   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.30        04/12/2007        788,871
    1,053,366   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.32        04/20/2007      1,050,606
      877,805   CULLINAN FINANCE CORPORATION+/-++                                             5.32        02/12/2008        877,533
    1,755,610   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                                 5.28        06/25/2007      1,755,575
    2,825,830   DEER VALLEY FUNDING LLC++                                                     5.29        04/19/2007      2,818,822
    1,316,708   DEER VALLEY FUNDING LLC++                                                     5.29        05/15/2007      1,308,465
      494,591   DEER VALLEY FUNDING LLC++                                                     5.31        04/11/2007        493,943
      526,683   DEER VALLEY FUNDING LLC                                                       5.34        05/07/2007        524,002
   10,874,596   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $10,879,571)                5.49        04/02/2007     10,874,596
    1,755,610   FIVE FINANCE INCORPORATED SERIES MTN+/-++                                     5.50        06/13/2007      1,755,856
      229,002   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                              5.29        07/06/2007        225,842
    1,088,865   FOX TROT CDO LIMITED++                                                        5.31        04/24/2007      1,085,369
      438,727   GENWORTH FINANCIAL INCORPORATED+/-                                            5.50        06/15/2007        438,872
      702,244   GEORGE STREET FINANCE LLC++                                                   5.33        04/30/2007        699,379
    1,755,610   GREENWICH CAPITAL HOLDINGS                                                    5.44        04/03/2007      1,755,347
      877,805   HARRIER FINANCE FUNDING LLC+/-++                                              5.31        01/11/2008        877,779
       70,224   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                   5.54        05/15/2007         70,230
       47,682   HUDSON-THAMES LLC++                                                           5.26        04/04/2007         47,669
      263,271   HUDSON-THAMES LLC                                                             5.29        04/30/2007        262,197
    1,228,927   IBM CORPORATION SERIES MTN+/-                                                 5.35        06/28/2007      1,229,124
    2,282,293   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                 5.39        09/17/2007      2,282,293
      877,805   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                    5.32        04/24/2008        877,849
      210,673   K2 (USA) LLC+/-++                                                             5.30        07/16/2007        210,694
      351,122   K2 (USA) LLC+/-++                                                             5.33        09/28/2007        351,122
    3,511,221   KEEL CAPITAL INCORPORATED++                                                   5.30        04/12/2007      3,506,094
      106,811   KESTREL FUNDING US LLC                                                        5.29        05/21/2007        106,050
    1,134,405   KLIO III FUNDING CORPORATION++                                                5.31        04/24/2007      1,130,764
      438,903   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                      5.33        06/26/2007        438,916
    1,325,381   LIBERTY HARBOUR CDO II LIMITED++                                              5.30        04/27/2007      1,320,543
      122,893   LIBERTY HARBOUR CDO II LIMITED++                                              5.39        04/13/2007        122,696
      740,868   METLIFE GLOBAL FUNDING I+/-++                                                 5.43        10/05/2007        741,231
      877,805   MORGAN STANLEY+/-                                                             5.36        07/12/2007        877,805
    1,288,969   MORGAN STANLEY+/-                                                             5.48        07/27/2007      1,289,420
      877,805   MORGAN STANLEY+/-                                                             5.51        08/07/2007        877,805
    7,724,686   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $7,728,220)               5.49        04/02/2007      7,724,686
      162,394   MORGAN STANLEY SERIES EXL+/-SS.                                               5.38        05/15/2008        162,404
      140,449   NATIONAL CITY BANK+/-                                                         5.46        09/04/2007        140,463
    1,006,491   NATIONWIDE BUILDING SOCIETY+/-++                                              5.48        07/20/2007      1,007,015
      655,369   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     5.32        05/09/2007        651,837

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   1,755,610   NORTHERN ROCK PLC+/-++SS.                                                     5.34%       05/05/2008  $   1,755,768
      507,149   PARAGON MORTGAGES PLC SERIES 12A+/-++                                         5.30        04/15/2007        507,149
      175,561   PICAROS FUNDING PLC++                                                         5.29        06/22/2007        173,491
    1,000,698   PREMIUM ASSET TRUST+/-++                                                      5.47        12/21/2007      1,002,099
      877,805   PREMIUM ASSET TRUST SERIES 06-B+/-++                                          5.37        12/16/2007        877,805
      667,132   PYXIS MASTER TRUST SERIES 2007-3+/-++                                         5.37        08/27/2007        667,132
      142,029   RACERS TRUST SERIES 2004-6-MM+/-++                                            5.34        09/24/2007        142,056
      441,396   REGENCY MARKETS #1 LLC++                                                      5.28        05/15/2007        438,632
    1,228,927   SAINT GERMAIN FUNDING                                                         5.31        04/19/2007      1,225,880
      807,581   SHIPROCK FINANCE SERIES 2007-4A+/-++                                          5.39        04/11/2008        807,581
      140,449   SKANDINAVISKA ENSKILDA BANKEN AB                                              5.26        08/20/2007        137,598
      702,244   SLM CORPORATION+/-++SS.                                                       5.32        05/12/2008        702,314
       70,224   STANFIELD VICTORIA FUNDING LLC++                                              5.27        04/16/2007         70,081
      665,727   STANFIELD VICTORIA FUNDING LLC++                                              5.31        04/25/2007        663,497
      623,803   TASMAN FUNDING INCORPORATED++                                                 5.29        04/04/2007        623,623
      202,984   TRAVELERS INSURANCE COMPANY+/-                                                5.39        02/08/2008        202,980
      877,805   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                            5.33        06/15/2007        877,875
      877,805   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                         5.34        05/08/2008        877,902
      105,337   VERSAILLES CDS LLC++                                                          5.33        04/16/2007        105,122
    1,755,610   VETRA FINANCE CORPORATION                                                     5.31        06/12/2007      1,737,475
      793,992   WHISTLEJACKET CAPITAL LIMITED                                                 5.30        04/23/2007        791,563
      210,673   WINDMILL FUNDING CORPORATION                                                  5.38        04/02/2007        210,673
      614,464   WORLD OMNI VEHICLE LEASING++                                                  5.30        04/18/2007        613,032
      351,122   WORLD OMNI VEHICLE LEASING++                                                  5.36        04/19/2007        350,253

                                                                                                                        107,561,196
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $110,396,932)                                                             110,396,932
                                                                                                                      -------------

SHARES

SHORT-TERM INVESTMENTS - 1.00%
    4,074,814   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              4,074,814
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
US TREASURY BILLS - 0.07%
$     155,000   US TREASURY BILL^##                                                           4.90%       05/10/2007  $     154,184
       45,000   US TREASURY BILL^##                                                           4.96        05/10/2007         44,763
      100,000   US TREASURY BILL^##                                                           4.95        08/09/2007         98,254

                                                                                                                            297,201
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,372,002)                                                                            4,372,015
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $435,019,959)*                             124.91%                                                              $ 546,627,865

OTHER ASSETS AND LIABILITIES, NET                (24.91)                                                               (109,008,819)
                                                 ------                                                               -------------

TOTAL NET ASSETS                                 100.00%                                                              $ 437,619,046
                                                 ======                                                               =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,074,814.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
COMMON STOCKS - 98.55%

APPAREL & ACCESSORY STORES - 1.25%
  1,748,300  WET SEAL INCORPORATED CLASS A<<+                                                                          $ 11,451,365
                                                                                                                       ------------
BIOPHARMACEUTICALS - 3.69%
    961,700  HUMAN GENOME SCIENCES INCORPORATED+                                                                         10,213,254
    702,200  PDL BIOPHARMA INCORPORATED<<+                                                                               15,237,740
    535,000  ZYMOGENETICS INCORPORATED+                                                                                   8,324,600

                                                                                                                         33,775,594
                                                                                                                       ------------
BUSINESS SERVICES - 19.29%
    402,700  ACCESS INTEGRATED TECHNOLOGIES INCORPORATED+                                                                 2,186,661
    353,800  AMN HEALTHCARE SERVICES INCORPORATED<<+                                                                      8,002,956
    514,600  AQUANTIVE INCORPORATED+                                                                                     14,362,486
  2,081,700  ART TECHNOLOGY GROUP INCORPORATED+                                                                           4,829,544
     97,000  CAPELLA EDUCATION COMPANY+                                                                                   3,253,380
    404,400  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                          7,060,824
    644,000  EPICOR SOFTWARE CORPORATION+                                                                                 8,958,040
    392,800  FTD GROUP INCORPORATED                                                                                       6,492,984
    549,900  GERBER SCIENTIFIC INCORPORATED+                                                                              5,834,439
    445,500  HUDSON HIGHLAND GROUP INCORPORATED+                                                                          6,945,345
     99,700  ICT GROUP INCORPORATED+                                                                                      1,744,750
    268,500  INNOVATIVE SOLUTIONS & SUPPORT INCORPORATED+                                                                 6,798,420
    765,700  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                        3,897,413
    557,400  MARCHEX INCORPORATED CLASS B                                                                                 8,539,368
    496,200  OMNICELL INCORPORATED+                                                                                      10,380,504
  2,479,000  OPENTV CORPORATION CLASS A+                                                                                  6,073,550
    702,300  OPSWARE INCORPORATED+                                                                                        5,091,675
    619,640  PARAMETRIC TECHNOLOGY CORPORATION+                                                                          11,828,928
    276,800  PERFICIENT INCORPORATED+                                                                                     5,475,104
    573,100  PHASE FORWARD INCORPORATED+                                                                                  7,524,803
    500,000  QUEST SOFTWARE INCORPORATED+                                                                                 8,135,000
  1,443,500  S1 CORPORATION+                                                                                              8,661,000
    445,000  SYKES ENTERPRISES INCORPORATED+                                                                              8,116,800
  1,051,700  TIBCO SOFTWARE INCORPORATED+                                                                                 8,960,484
    288,400  ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                        7,553,196

                                                                                                                        176,707,654
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS - 7.32%
    348,300  ALKERMES INCORPORATED+                                                                                       5,377,752
    226,500  ALNYLAM PHARMACEUTICALS INCORPORATED+                                                                        4,077,000
    295,200  ANIMAL HEALTH INTERNATIONAL INCORPORATED+                                                                    3,568,968
    783,600  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                                  11,127,120
    528,900  ARENA PHARMACEUTICALS INCORPORATED+                                                                          5,743,854
    614,100  CALGON CARBON CORPORATION<<+                                                                                 5,103,171
    535,500  CARDIOME PHARMA CORPORATION<<+                                                                               5,435,325
  2,361,200  ENDEAVOR INTERNATIONAL CORPORATION<<+                                                                        4,840,460
  1,147,300  INDEVUS PHARMACEUTICALS INCORPORATED+                                                                        8,111,411
    513,300  LA JOLLA PHARMACEUTICAL COMPANY+                                                                             3,105,465

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
    355,065  PENWEST PHARMACEUTICALS COMPANY+                                                                          $  3,579,055
    997,600  SANTARUS INCORPORATED+                                                                                       7,023,104

                                                                                                                         67,092,685
                                                                                                                       ------------
COMMUNICATIONS - 0.95%
    270,700  GLOBALSTAR INCORPORATED+                                                                                     2,869,420
    122,467  SAVVIS INCORPORATED+                                                                                         5,863,704

                                                                                                                          8,733,124
                                                                                                                       ------------
COMPUTER SOFTWARE & SERVICES - 1.24%
    396,700  NESS TECHNOLOGIES INCORPORATED+                                                                              5,069,826
  1,571,600  VA SOFTWARE CORPORATION+                                                                                     6,333,548

                                                                                                                         11,403,374
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.94%
    198,400  ITC HOLDINGS CORPORATION                                                                                     8,588,736
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.98%
  2,022,500  APPLIED MICRO CIRCUITS CORPORATION+                                                                          7,382,125
    191,600  CYMER INCORPORATED<<+                                                                                        7,960,980
    421,200  DSP GROUP INCORPORATED+                                                                                      8,002,800
     81,400  FIRST SOLAR INCORPORATED<<+                                                                                  4,233,614
    561,100  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                   8,652,162
    970,400  MATTSON TECHNOLOGY INCORPORATED+                                                                             8,830,640
    282,100  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                          7,509,502
    387,500  OPNEXT INCORPORATED+                                                                                         5,731,125
    156,700  OPTIUM CORPORATION+                                                                                          3,041,547
    376,300  OSI SYSTEMS INCORPORATED+                                                                                    9,949,372
    675,800  PLX TECHNOLOGY INCORPORATED+                                                                                 6,582,292
  1,007,300  PMC-SIERRA INCORPORATED<<+                                                                                   7,061,173
    302,800  SILICON LABORATORIES INCORPORATED+                                                                           9,059,776
    332,800  TESSERA TECHNOLOGIES INCORPORATED+                                                                          13,225,472
    404,200  TRIDENT MICROSYSTEMS INCORPORATED<<+                                                                         8,108,252
    278,000  ULTRA CLEAN HOLDINGS INCORPORATED<<+                                                                         4,809,400
    149,000  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                      7,953,620

                                                                                                                        128,093,852
                                                                                                                       ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.92%
    122,800  GEN-PROBE INCORPORATED+                                                                                      5,781,424
  1,020,900  ISIS PHARMACEUTICALS INCORPORATED<<+                                                                         9,463,743
    480,100  KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                       5,050,652
    250,300  LIFECELL CORPORATION+                                                                                        6,249,991
    650,900  REGENERATION TECHNOLOGIES INCORPORATED+                                                                      4,719,025
    259,600  SYMYX TECHNOLOGIES INCORPORATED+                                                                             4,600,112

                                                                                                                         35,864,947
                                                                                                                       ------------
FURNITURE & FIXTURES - 0.78%
    426,700  LSI INDUSTRIES INCORPORATED                                                                                  7,142,958
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
GENERAL MERCHANDISE STORES - 1.25%
    778,700  99 CENTS ONLY STORES+                                                                                     $ 11,470,251
                                                                                                                       ------------
HEALTH SERVICES - 0.73%
    341,100  SYMBION INCORPORATED+                                                                                        6,688,971
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.22%
    606,400  CAPITAL LEASE FUNDING INCORPORATED                                                                           6,494,544
    258,300  NIGHTHAWK RADIOLOGY HOLDINGS INCORPORATED<<+                                                                 4,698,477

                                                                                                                         11,193,021
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.44%
    500,000  ALTRA HOLDINGS INCORPORATED+                                                                                 6,855,000
    937,500  ASYST TECHNOLOGIES INCORPORATED+                                                                             6,590,625
  1,397,600  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                13,305,152
    619,300  FLOW INTERNATIONAL CORPORATION<<+                                                                            6,651,282
    138,500  NDS GROUP PLC ADR+                                                                                           6,916,690
    338,200  NUANCE COMMUNICATIONS INCORPORATED<<+                                                                        5,177,842
  2,552,800  QUANTUM CORPORATION<<+                                                                                       6,892,560
    391,400  RACKABLE SYSTEMS INCORPORATED<<+                                                                             6,642,058

                                                                                                                         59,031,209
                                                                                                                       ------------
INSURANCE CARRIERS - 2.11%
    260,200  AXIS CAPITAL HOLDINGS LIMITED                                                                                8,810,372
    526,300  EMPLOYERS HOLDINGS INCORPORATED+                                                                            10,536,526

                                                                                                                         19,346,898
                                                                                                                       ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.21%
    929,300  SUNOPTA INCORPORATED+                                                                                       11,058,670
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 9.61%
    284,900  ANGIODYNAMICS INCORPORATED+                                                                                  4,811,961
    237,500  COHERENT INCORPORATED+                                                                                       7,538,250
    387,900  DEXCOM INCORPORATED<<+                                                                                       3,048,894
    212,300  FORMFACTOR INCORPORATED+                                                                                     9,500,425
    240,500  INTEGRA LIFESCIENCES HOLDINGS+                                                                              10,961,990
    445,200  NATUS MEDICAL INCORPORATED+                                                                                  7,911,204
    324,400  NXSTAGE MEDICAL INCORPORATED+                                                                                4,321,008
  1,183,300  ORTHOVITA INCORPORATED<<+                                                                                    3,455,236
    244,200  POLYMEDICA CORPORATION                                                                                      10,336,986
    385,700  SONOSITE INCORPORATED+                                                                                      10,899,882
    730,500  THORATEC LABS CORPORATION+                                                                                  15,267,450

                                                                                                                         88,053,286
                                                                                                                       ------------
METAL MINING - 0.97%
    521,900  NOVAGOLD RESOURCES INCORPORATED<<+                                                                           8,846,205
                                                                                                                       ------------
MISCELLANEOUS RETAIL - 2.91%
    249,000  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                         5,313,660
    497,200  COLDWATER CREEK INCORPORATED<<+                                                                             10,083,216
    294,700  DOLLAR TREE STORES INCORPORATED+                                                                            11,269,328

                                                                                                                         26,666,204
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
MOTION PICTURES - 0.60%
    349,400  GAIAM INCORPORATED+                                                                                       $  5,499,556
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.25%
    456,311  CAPITALSOURCE INCORPORATED                                                                                  11,467,095
                                                                                                                       ------------
OIL & GAS EXTRACTION - 7.78%
    286,200  ATWOOD OCEANICS INCORPORATED+                                                                               16,797,078
    421,100  GULFPORT ENERGY CORPORATION<<+                                                                               5,625,896
    526,000  HORIZON OFFSHORE INCORPORATED+                                                                               7,605,960
    892,300  PETROHAWK ENERGY CORPORATION<<+                                                                             11,751,591
    204,000  PIONEER NATURAL RESOURCES COMPANY                                                                            8,794,440
    451,100  TESCO CORPORATION+                                                                                          11,976,705
    352,500  TETRA TECHNOLOGIES INCORPORATED+                                                                             8,710,275

                                                                                                                         71,261,945
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES - 0.90%
    112,700  HAYNES INTERNATIONAL INCORPORATED+                                                                           8,219,211
                                                                                                                       ------------
SOCIAL SERVICES - 0.81%
    313,200  PROVIDENCE SERVICE CORPORATION+                                                                              7,429,104
                                                                                                                       ------------
TEXTILE MILL PRODUCTS - 0.51%
    292,900  INTERFACE INCORPORATED                                                                                       4,683,471
                                                                                                                       ------------
TRANSPORTATION BY AIR - 2.54%
  1,020,000  AIRTRAN HOLDINGS INCORPORATED+                                                                              10,475,400
    476,500  SKYWEST INCORPORATED                                                                                        12,784,495

                                                                                                                         23,259,895
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT - 0.73%
    242,900  AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                       6,643,315
                                                                                                                       ------------
WATER TRANSPORTATION - 0.69%
    374,900  AEGEAN MARINE PETROLEUM NETWORK INCORPORATED<<                                                               6,313,316
                                                                                                                       ------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.01%
    268,100  NASH FINCH COMPANY                                                                                           9,238,726
                                                                                                                       ------------
WHOLESALE TRADE-DURABLE GOODS - 1.92%
    284,100  CYTYC CORPORATION<<+                                                                                         9,719,061
    358,400  LKQ CORPORATION+                                                                                             7,834,624

                                                                                                                         17,553,685
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $843,409,840)
                                                                                                                        902,778,323
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 8.25%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.21%
  1,942,382  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       1,942,382
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 8.04%
$   216,456  AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.37%        03/14/2008     $    216,484
  1,108,134  AMERICAN GENERAL FINANCE CORPORATION+/-                                       5.47         08/16/2007        1,108,644
    210,443  ATLANTIC ASSET SECURITIZATION CORPORATION++                                   5.37         04/23/2007          209,799
    601,267  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.30         04/25/2007          601,273
    601,267  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                            5.39         10/25/2007          601,297
    601,267  BANCO SANTANDER TOTTA LOAN+/-++SS.                                            5.32         05/16/2008          601,327
  1,803,800  BANK OF AMERICA NA SERIES BKNT+/-                                             5.49         06/19/2007        1,803,944
    962,026  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE $962,466)                                                               5.49         04/02/2007          962,026
  1,322,786  BUCKINGHAM II CDO LLC                                                         5.32         04/26/2007        1,318,157
    288,608  CAIRN HIGH GRADE FUNDING I LLC++                                              5.30         05/31/2007          286,129
    481,013  CAIRN HIGH GRADE FUNDING I LLC                                                5.30         06/07/2007          476,391
    481,013  CAIRN HIGH GRADE FUNDING I LLC++                                              5.31         05/03/2007          478,844
    601,267  CAIRN HIGH GRADE FUNDING I LLC++                                              5.31         05/23/2007          596,805
    240,507  CAIRN HIGH GRADE FUNDING I LLC                                                5.32         06/04/2007          238,301
    625,317  CAIRN HIGH GRADE FUNDING I LLC++                                              5.32         06/21/2007          618,038
  1,202,533  CEDAR SPRINGS CAPITAL COMPANY++                                               5.30         06/07/2007        1,190,977
    687,560  CEDAR SPRINGS CAPITAL COMPANY++                                               5.31         05/16/2007          683,160
     57,409  CEDAR SPRINGS CAPITAL COMPANY                                                 5.31         04/13/2007           57,317
    797,520  CEDAR SPRINGS CAPITAL COMPANY                                                 5.31         05/21/2007          791,834
    456,963  CEDAR SPRINGS CAPITAL COMPANY++                                               5.31         06/14/2007          452,105
    329,662  CEDAR SPRINGS CAPITAL COMPANY++                                               5.32         06/12/2007          326,257
     87,232  CEDAR SPRINGS CAPITAL COMPANY++                                               5.32         06/13/2007           86,318
     27,298  CHEYNE FINANCE LLC                                                            5.26         04/18/2007           27,234
    240,507  CHEYNE FINANCE LLC                                                            5.31         06/19/2007          237,777
    107,266  CHEYNE FINANCE LLC                                                            5.32         05/14/2007          106,611
  1,563,293  CHEYNE FINANCE LLC+/-++                                                       5.34         02/25/2008        1,562,840
    601,267  CHEYNE FINANCE LLC SERIES MTN+/-++                                            5.33         07/16/2007          601,333
    240,507  CIT GROUP INCORPORATED+/-                                                     5.42         12/19/2007          240,658
    256,981  CIT GROUP INCORPORATED+/-                                                     5.57         09/20/2007          257,225
    265,159  CIT GROUP INCORPORATED+/-                                                     5.59         11/23/2007          265,482
  8,417,731  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $8,421,582)                    5.49         04/02/2007        8,417,731
    120,253  COMERICA BANK+/-                                                              5.32         02/08/2008          119,772
  1,337,433  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                                  5.38         04/10/2007        1,335,868
    541,140  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.30         04/12/2007          540,350
    721,520  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.32         04/20/2007          719,629
    601,267  CULLINAN FINANCE CORPORATION+/-++                                             5.32         02/12/2008          601,080
  1,202,533  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                                 5.28         06/25/2007        1,202,509
  1,935,597  DEER VALLEY FUNDING LLC++                                                     5.29         04/19/2007        1,930,797
    901,900  DEER VALLEY FUNDING LLC++                                                     5.29         05/15/2007          896,254
    338,778  DEER VALLEY FUNDING LLC++                                                     5.31         04/11/2007          338,334
    360,760  DEER VALLEY FUNDING LLC                                                       5.34         05/07/2007          358,924
  7,448,726  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $7,452,134)                 5.49         04/02/2007        7,448,726
  1,202,533  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                     5.50         06/13/2007        1,202,701

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   156,858  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                              5.29%        07/06/2007     $    154,694
    745,835  FOX TROT CDO LIMITED++                                                        5.31         04/24/2007          743,441
    300,513  GENWORTH FINANCIAL INCORPORATED+/-                                            5.50         06/15/2007          300,612
    481,013  GEORGE STREET FINANCE LLC++                                                   5.33         04/30/2007          479,051
  1,202,533  GREENWICH CAPITAL HOLDINGS                                                    5.44         04/03/2007        1,202,353
    601,267  HARRIER FINANCE FUNDING LLC+/-++                                              5.31         01/11/2008          601,248
     48,101  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                   5.54         05/15/2007           48,105
     32,661  HUDSON-THAMES LLC++                                                           5.26         04/04/2007           32,651
    180,332  HUDSON-THAMES LLC                                                             5.29         04/30/2007          179,596
    841,773  IBM CORPORATION SERIES MTN+/-                                                 5.35         06/28/2007          841,908
  1,563,293  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                 5.39         09/17/2007        1,563,293
    601,267  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                    5.32         04/24/2008          601,297
    144,304  K2 (USA) LLC+/-++                                                             5.30         07/16/2007          144,318
    240,507  K2 (USA) LLC+/-++                                                             5.33         09/28/2007          240,507
  2,405,066  KEEL CAPITAL INCORPORATED++                                                   5.30         04/12/2007        2,401,555
     73,162  KESTREL FUNDING US LLC                                                        5.29         05/21/2007           72,640
    777,029  KLIO III FUNDING CORPORATION++                                                5.31         04/24/2007          774,534
    300,633  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                      5.33         06/26/2007          300,642
    907,840  LIBERTY HARBOUR CDO II LIMITED++                                              5.30         04/27/2007          904,527
     84,177  LIBERTY HARBOUR CDO II LIMITED++                                              5.39         04/13/2007           84,043
    507,469  METLIFE GLOBAL FUNDING I+/-++                                                 5.43         10/05/2007          507,718
    601,267  MORGAN STANLEY+/-                                                             5.36         07/12/2007          601,267
    882,900  MORGAN STANLEY+/-                                                             5.48         07/27/2007          883,209
    601,267  MORGAN STANLEY+/-                                                             5.51         08/07/2007          601,267
  5,291,145  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $5,293,566)               5.49         04/02/2007        5,291,145
    111,234  MORGAN STANLEY SERIES EXL+/-SS.                                               5.38         05/15/2008          111,241
     96,203  NATIONAL CITY BANK+/-                                                         5.46         09/04/2007           96,212
    689,412  NATIONWIDE BUILDING SOCIETY+/-++                                              5.48         07/20/2007          689,771
    448,906  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     5.32         05/09/2007          446,486
  1,202,533  NORTHERN ROCK PLC+/-++SS.                                                     5.34         05/05/2008        1,202,641
    347,380  PARAGON MORTGAGES PLC SERIES 12A+/-++                                         5.30         05/15/2007          347,380
    120,253  PICAROS FUNDING PLC++                                                         5.29         06/22/2007          118,836
    685,444  PREMIUM ASSET TRUST+/-++                                                      5.47         12/21/2007          686,403
    601,267  PREMIUM ASSET TRUST SERIES 06-B+/-++                                          5.37         12/16/2007          601,267
    456,963  PYXIS MASTER TRUST SERIES 2007-3+/-++                                         5.37         08/27/2007          456,963
     97,285  RACERS TRUST SERIES 2004-6-MM+/-++                                            5.34         09/24/2007           97,304
    302,341  REGENCY MARKETS #1 LLC++                                                      5.28         05/15/2007          300,448
    841,773  SAINT GERMAIN FUNDING                                                         5.31         04/19/2007          839,686
    553,165  SHIPROCK FINANCE SERIES 2007-4A+/-++                                          5.39         04/11/2008          553,165
     96,203  SKANDINAVISKA ENSKILDA BANKEN AB                                              5.26         08/20/2007           94,250
    481,013  SLM CORPORATION+/-++SS.                                                       5.32         05/12/2008          481,061
     48,101  STANFIELD VICTORIA FUNDING LLC++                                              5.27         04/16/2007           48,003
    456,001  STANFIELD VICTORIA FUNDING LLC++                                              5.31         04/25/2007          454,473
    427,284  TASMAN FUNDING INCORPORATED++                                                 5.29         04/04/2007          427,160
    139,037  TRAVELERS INSURANCE COMPANY+/-                                                5.39         02/08/2008          139,034

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   601,267  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                            5.33%        06/15/2007     $    601,315
    601,267  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                         5.34         05/08/2008          601,333
     72,152  VERSAILLES CDS LLC++                                                          5.33         04/16/2007           72,005
  1,202,533  VETRA FINANCE CORPORATION                                                     5.31         06/12/2007        1,190,111
    543,858  WHISTLEJACKET CAPITAL LIMITED                                                 5.30         04/23/2007          542,193
    144,304  WINDMILL FUNDING CORPORATION                                                  5.38         04/02/2007          144,304
    420,887  WORLD OMNI VEHICLE LEASING++                                                  5.30         04/18/2007          419,906
    240,507  WORLD OMNI VEHICLE LEASING++                                                  5.36         04/19/2007          239,903

                                                                                                                         73,675,737
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $75,618,119)                                                               75,618,119
                                                                                                                       ------------

SHARES
WARRANTS - 0.00%
     36,152  TIMCO AVIATION SERVICES INCORPORATED+(a)                                                                             4

TOTAL WARRANTS (COST $0)                                                                                                          4
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 2.00%
 18,331,267  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                18,331,267

TOTAL SHORT-TERM INVESTMENTS (COST $18,331,267)                                                                          18,331,267
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $937,359,226)*                         108.80%                                                                   $996,727,713
OTHER ASSETS AND LIABILITIES, NET             (8.80)                                                                    (80,633,044)
                                             ------                                                                    ------------

TOTAL NET ASSETS                             100.00%                                                                   $916,094,669
                                             ======                                                                    ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY. (a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,331,267.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 97.95%

APPAREL & ACCESSORY STORES - 3.57%
         134,800   AEROPOSTALE INCORPORATED<<+                                                                    $      5,423,004
         158,500   CACHE INCORPORATED+                                                                                   2,813,375
         188,260   CARTER'S INCORPORATED<<+                                                                              4,770,508
         132,150   TWEEN BRANDS INCORPORATED+                                                                            4,720,398

                                                                                                                        17,727,285
                                                                                                                  ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.99%
         212,280   MARINEMAX INCORPORATED<<+                                                                             4,920,650
                                                                                                                  ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.61%
         156,236   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                         7,974,285
                                                                                                                  ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.69%
         176,400   PERINI CORPORATION+                                                                                   6,502,104
          44,540   RYLAND GROUP INCORPORATED<<                                                                           1,879,143

                                                                                                                         8,381,247
                                                                                                                  ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.51%
         156,290   BUILDERS FIRSTSOURCE INCORPORATED+                                                                    2,511,580
                                                                                                                  ----------------
BUSINESS SERVICES - 3.43%
         213,720   AVOCENT CORPORATION+                                                                                  5,764,028
         116,430   I2 TECHNOLOGIES INCORPORATED<<+                                                                       2,794,320
         164,200   RENT-A-CENTER INCORPORATED+                                                                           4,594,316
         162,100   TAL INTERNATIONAL GROUP INCORPORATED                                                                  3,890,400

                                                                                                                        17,043,064
                                                                                                                  ----------------
CHEMICALS & ALLIED PRODUCTS - 4.96%
         112,170   CF INDUSTRIES HOLDINGS INCORPORATED<<                                                                 4,324,154
         399,740   CHEMTURA CORPORATION                                                                                  4,369,158
          97,410   CYTEC INDUSTRIES INCORPORATED                                                                         5,478,338
         225,900   ELIZABETH ARDEN INCORPORATED+                                                                         4,929,138
         199,090   ROCKWOOD HOLDINGS INCORPORATED<<+                                                                     5,510,811

                                                                                                                        24,611,599
                                                                                                                  ----------------
COMMUNICATIONS - 1.80%
       1,006,580   CINCINNATI BELL INCORPORATED<<+                                                                       4,730,926
         210,990   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                         4,219,800

                                                                                                                         8,950,726
                                                                                                                  ----------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.69%
         171,300   CHEMED CORPORATION                                                                                    8,386,848
                                                                                                                  ----------------
DEPOSITORY INSTITUTIONS - 13.22%
         399,340   BANKATLANTIC BANCORP INCORPORATED CLASS A                                                             4,376,766
         263,860   BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                            5,596,471
         176,990   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                      4,941,561
         248,550   DIME COMMUNITY BANCSHARES                                                                             3,288,317
         243,290   FIRSTMERIT CORPORATION                                                                                5,135,852

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         230,340   FRANKLIN BANK CORPORATION+                                                                     $      4,116,176
          87,960   IBERIABANK CORPORATION                                                                                4,895,854
         140,890   PACIFIC CAPITAL BANCORP                                                                               4,525,387
         123,340   PFF BANCORP INCORPORATED                                                                              3,740,902
         266,430   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                             4,649,204
         208,330   SOUTH FINANCIAL GROUP INCORPORATED                                                                    5,149,918
         286,240   UCBH HOLDINGS INCORPORATED                                                                            5,329,789
         174,280   UMPQUA HOLDINGS CORPORATION                                                                           4,665,476
         167,770   WESTERN ALLIANCE BANCORP<<+                                                                           5,207,581

                                                                                                                        65,619,254
                                                                                                                  ----------------
EATING & DRINKING PLACES - 2.59%
         380,310   CKE RESTAURANTS INCORPORATED                                                                          7,172,647
         193,000   LANDRY'S RESTAURANTS INCORPORATED<<                                                                   5,712,800

                                                                                                                        12,885,447
                                                                                                                  ----------------
ELECTRIC, GAS & SANITARY SERVICES - 1.19%
         157,640   UNISOURCE ENERGY CORPORATION                                                                          5,919,382
                                                                                                                  ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.61%
         383,800   AMIS HOLDINGS INCORPORATED+                                                                           4,202,610
         404,900   ANDREW CORPORATION+                                                                                   4,287,891
         105,800   AO SMITH CORPORATION                                                                                  4,043,676
         169,200   COMTECH TELECOMMUNICATIONS CORPORATION+                                                               6,553,116
         273,450   MERCURY COMPUTER SYSTEMS INCORPORATED<<+                                                              3,792,752
         715,800   ON SEMICONDUCTOR CORPORATION<<+                                                                       6,384,936
         303,700   PHOTRONICS INCORPORATED<<+                                                                            4,722,535
         680,050   POWERWAVE TECHNOLOGIES<<+                                                                             3,869,485
         348,170   TTM TECHNOLOGIES INCORPORATED+                                                                        3,321,542
         236,570   WESTAR ENERGY INCORPORATED                                                                            6,510,406

                                                                                                                        47,688,949
                                                                                                                  ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.52%
         179,050   LECG CORPORATION+                                                                                     2,592,644
                                                                                                                  ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.16%
          79,350   DAYTON SUPERIOR CORPORATION+                                                                            820,479
                                                                                                                  ----------------
FOOD & KINDRED PRODUCTS - 1.12%
         284,240   HERCULES INCORPORATED+                                                                                5,554,050
                                                                                                                  ----------------
FURNITURE & FIXTURES - 2.18%
         342,300   FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                         5,401,494
         310,000   SEALY CORPORATION<<                                                                                   5,418,800

                                                                                                                        10,820,294
                                                                                                                  ----------------
GENERAL MERCHANDISE STORES - 0.75%
         253,520   FRED'S INCORPORATED                                                                                   3,726,744
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
HEALTH SERVICES - 2.76%
         157,000   AMSURG CORPORATION+                                                                            $      3,844,930
         149,250   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                6,268,500
         225,140   REHABCARE GROUP INCORPORATED+                                                                         3,572,972

                                                                                                                        13,686,402
                                                                                                                  ----------------
HOLDING & OTHER INVESTMENT OFFICES - 8.31%
         190,870   AMERICAN CAMPUS COMMUNITIES                                                                           5,781,452
         205,260   BIOMED REALTY TRUST INCORPORATED                                                                      5,398,338
         247,420   CEDAR SHOPPING CENTERS INCORPORATED                                                                   4,008,204
         204,350   EQUITY ONE INCORPORATED<<                                                                             5,415,275
         208,600   FELCOR LODGING TRUST INCORPORATED                                                                     5,417,342
         194,350   FIRST POTOMAC REALTY TRUST<<                                                                          5,552,580
         166,420   SUNSTONE HOTEL INVESTORS INCORPORATED                                                                 4,536,609
         256,890   U-STORE-IT TRUST                                                                                      5,168,627

                                                                                                                        41,278,427
                                                                                                                  ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.90%
          98,680   GUITAR CENTER INCORPORATED<<+                                                                         4,452,442
                                                                                                                  ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.32%
         123,610   GAYLORD ENTERTAINMENT COMPANY<<+                                                                      6,535,261
                                                                                                                  ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.77%
          95,400   BLACK BOX CORPORATION                                                                                 3,485,916
         231,220   GOODMAN GLOBAL INCORPORATED+                                                                          4,074,096
         123,490   TIMKEN COMPANY<<                                                                                      3,742,982
         104,380   VERIGY LIMITED+                                                                                       2,449,799

                                                                                                                        13,752,793
                                                                                                                  ----------------
INSURANCE CARRIERS - 5.96%
         296,950   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                       3,898,954
         117,860   ARGONAUT GROUP INCORPORATED+                                                                          3,813,950
         135,350   ASSURED GUARANTY LIMITED                                                                              3,697,762
         290,480   HEALTHSPRING INCORPORATED+                                                                            6,840,804
         173,460   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                5,564,597
         163,890   UNITED FIRE & CASUALTY COMPANY                                                                        5,757,456

                                                                                                                        29,573,523
                                                                                                                  ----------------
LEATHER & LEATHER PRODUCTS - 0.95%
         113,350   GENESCO INCORPORATED<<+                                                                               4,707,426
                                                                                                                  ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.48%
         106,030   ANAREN INCORPORATED+                                                                                  1,867,188
         126,700   ARMOR HOLDINGS INCORPORATED<<+                                                                        8,530,711
          76,740   COOPER COMPANIES INCORPORATED                                                                         3,731,099
          92,690   DRS TECHNOLOGIES INCORPORATED                                                                         4,835,637
         187,900   MKS INSTRUMENTS INCORPORATED+                                                                         4,795,208
         211,000   SYMMETRY MEDICAL INCORPORATED+                                                                        3,445,630

                                                                                                                        27,205,473
                                                                                                                  ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MOTION PICTURES - 1.05%
         148,830   AVID TECHNOLOGY INCORPORATED<<+                                                                $      5,191,190
                                                                                                                  ----------------
OIL & GAS - 0.74%
         365,300   COMPTON PETROLEUM CORPORATION<<+                                                                      3,678,571
                                                                                                                  ----------------
OIL & GAS EXTRACTION - 4.40%
         515,760   BRIGHAM EXPLORATION COMPANY+                                                                          3,208,027
         274,810   EDGE PETROLEUM CORPORATION<<+                                                                         3,440,621
         128,040   GOODRICH PETROLEUM CORPORATION<<+                                                                     4,305,985
         305,370   KEY ENERGY SERVICES INCORPORATED+                                                                     4,992,800
         307,290   MARINER ENERGY INCORPORATED+                                                                          5,878,458

                                                                                                                        21,825,891
                                                                                                                  ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.14%
         259,400   HEADWATERS INCORPORATED<<+                                                                            5,667,890
                                                                                                                  ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.07%
         180,990   GATEHOUSE MEDIA INCORPORATED                                                                          3,674,097
         125,260   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                           1,642,159

                                                                                                                         5,316,256
                                                                                                                  ----------------
REAL ESTATE - 0.39%
          60,420   MERITAGE CORPORATION<<+                                                                               1,940,690
                                                                                                                  ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.93%
         137,660   CABOT MICROELECTRONICS CORPORATION<<+                                                                 4,612,987
                                                                                                                  ----------------
TRANSPORTATION BY AIR - 0.95%
         460,870   AIRTRAN HOLDINGS INCORPORATED<<+                                                                      4,733,135
                                                                                                                  ----------------
TRANSPORTATION EQUIPMENT - 4.75%
         214,620   AFTERMARKET TECHNOLOGY CORPORATION+                                                                   5,210,974
         294,190   ARVIN INDUSTRIES INCORPORATED<<                                                                       5,368,968
         433,830   FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                 3,431,595
         227,940   MARTEN TRANSPORT LIMITED+                                                                             3,619,687
         234,510   TENNECO AUTOMOTIVE INCORPORATED+                                                                      5,970,625

                                                                                                                        23,601,849
                                                                                                                  ----------------
TRANSPORTATION SERVICES - 1.12%
         116,670   GATX CORPORATION                                                                                      5,576,826
                                                                                                                  ----------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.37%
         220,010   PERFORMANCE FOOD GROUP COMPANY<<+                                                                     6,791,702
                                                                                                                  ----------------
TOTAL COMMON STOCKS (COST $437,475,277)                                                                                486,263,261
                                                                                                                  ----------------
COLLATERAL FOR SECURITIES LENDING - 28.42%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.73%
       3,624,123   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                3,624,123
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 27.69%
$        403,866   AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.37%       03/14/2008    $        403,919
       2,067,572   AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47        08/16/2007           2,068,523
         392,648   ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.37        04/23/2007             391,446
       1,121,851   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30        04/25/2007           1,121,863
       1,121,851   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.39        10/25/2007           1,121,907
       1,121,851   BANCO SANTANDER TOTTA LOAN+/-++SS.                                   5.32        05/16/2008           1,121,964
       3,365,554   BANK OF AMERICA NA SERIES BKNT+/-                                    5.49        06/19/2007           3,365,823
       1,794,962   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,795,783)                                          5.49        04/02/2007           1,794,962
       2,468,073   BUCKINGHAM II CDO LLC                                                5.32        04/26/2007           2,459,435
         538,489   CAIRN HIGH GRADE FUNDING I LLC++                                     5.30        05/31/2007             533,863
         897,481   CAIRN HIGH GRADE FUNDING I LLC                                       5.30        06/07/2007             888,856
         897,481   CAIRN HIGH GRADE FUNDING I LLC++                                     5.31        05/03/2007             893,433
       1,121,851   CAIRN HIGH GRADE FUNDING I LLC++                                     5.31        05/23/2007           1,113,527
         448,741   CAIRN HIGH GRADE FUNDING I LLC                                       5.32        06/04/2007             444,626
       1,166,725   CAIRN HIGH GRADE FUNDING I LLC++                                     5.32        06/21/2007           1,153,145
       2,243,703   CEDAR SPRINGS CAPITAL COMPANY++                                      5.30        06/07/2007           2,222,141
       1,282,859   CEDAR SPRINGS CAPITAL COMPANY++                                      5.31        05/16/2007           1,274,649
         107,114   CEDAR SPRINGS CAPITAL COMPANY                                        5.31        04/13/2007             106,943
       1,488,024   CEDAR SPRINGS CAPITAL COMPANY                                        5.31        05/21/2007           1,477,414
         852,607   CEDAR SPRINGS CAPITAL COMPANY++                                      5.31        06/14/2007             843,544
         615,089   CEDAR SPRINGS CAPITAL COMPANY++                                      5.32        06/12/2007             608,735
         162,758   CEDAR SPRINGS CAPITAL COMPANY++                                      5.32        06/13/2007             161,052
          50,932   CHEYNE FINANCE LLC                                                   5.26        04/18/2007              50,813
         448,741   CHEYNE FINANCE LLC                                                   5.31        06/19/2007             443,647
         200,138   CHEYNE FINANCE LLC                                                   5.32        05/14/2007             198,915
       2,916,813   CHEYNE FINANCE LLC+/-++                                              5.34        02/25/2008           2,915,968
       1,121,851   CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.33        07/16/2007           1,121,975
         448,741   CIT GROUP INCORPORATED+/-                                            5.42        12/19/2007             449,023
         479,479   CIT GROUP INCORPORATED+/-                                            5.57        09/20/2007             479,935
         494,736   CIT GROUP INCORPORATED+/-                                            5.59        11/23/2007             495,340
      15,705,919   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $15,713,104)          5.49        04/02/2007          15,705,919
         224,370   COMERICA BANK+/-                                                     5.32        02/08/2008             223,473
       2,495,401   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                         5.38        04/10/2007           2,492,482
       1,009,666   CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.30        04/12/2007           1,008,192
       1,346,222   CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.32        04/20/2007           1,342,694
       1,121,851   CULLINAN FINANCE CORPORATION+/-++                                    5.32        02/12/2008           1,121,504
       2,243,703   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.28        06/25/2007           2,243,658
       3,611,464   DEER VALLEY FUNDING LLC++                                            5.29        04/19/2007           3,602,507
       1,682,777   DEER VALLEY FUNDING LLC++                                            5.29        05/15/2007           1,672,243
         632,096   DEER VALLEY FUNDING LLC++                                            5.31        04/11/2007             631,268
         673,111   DEER VALLEY FUNDING LLC                                              5.34        05/07/2007             669,685
      13,897,935   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $13,904,293)       5.49        04/02/2007          13,897,935
       2,243,703   FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.50        06/13/2007           2,244,017
         292,669   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.29        07/06/2007             288,630

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      1,391,589   FOX TROT CDO LIMITED++                                               5.31%       04/24/2007    $      1,387,122
         560,701   GENWORTH FINANCIAL INCORPORATED+/-                                   5.50        06/15/2007             560,886
         897,481   GEORGE STREET FINANCE LLC++                                          5.33        04/30/2007             893,819
       2,243,703   GREENWICH CAPITAL HOLDINGS                                           5.44        04/03/2007           2,243,366
       1,121,851   HARRIER FINANCE FUNDING LLC+/-++                                     5.31        01/11/2008           1,121,818
          89,748   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.54        05/15/2007              89,755
          60,939   HUDSON-THAMES LLC++                                                  5.26        04/04/2007              60,921
         336,466   HUDSON-THAMES LLC                                                    5.29        04/30/2007             335,093
       1,570,592   IBM CORPORATION SERIES MTN+/-                                        5.35        06/28/2007           1,570,843
       2,916,813   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39        09/17/2007           2,916,813
       1,121,851   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.32        04/24/2008           1,121,907
         269,244   K2 (USA) LLC+/-++                                                    5.30        07/16/2007             269,271
         448,741   K2 (USA) LLC+/-++                                                    5.33        09/28/2007             448,741
       4,487,405   KEEL CAPITAL INCORPORATED++                                          5.30        04/12/2007           4,480,854
         136,507   KESTREL FUNDING US LLC                                               5.29        05/21/2007             135,534
       1,449,791   KLIO III FUNDING CORPORATION++                                       5.31        04/24/2007           1,445,137
         560,926   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             5.33        06/26/2007             560,942
       1,693,861   LIBERTY HARBOUR CDO II LIMITED++                                     5.30        04/27/2007           1,687,678
         157,059   LIBERTY HARBOUR CDO II LIMITED++                                     5.39        04/13/2007             156,808
         946,843   METLIFE GLOBAL FUNDING I+/-++                                        5.43        10/05/2007             947,306
       1,121,851   MORGAN STANLEY+/-                                                    5.36        07/12/2007           1,121,851
       1,647,326   MORGAN STANLEY+/-                                                    5.48        07/27/2007           1,647,903
       1,121,851   MORGAN STANLEY+/-                                                    5.51        08/07/2007           1,121,851
       9,872,292   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $9,876,809)      5.49        04/02/2007           9,872,292
         207,543   MORGAN STANLEY SERIES EXL+/-SS.                                      5.38        05/15/2008             207,555
         179,496   NATIONAL CITY BANK+/-                                                5.46        09/04/2007             179,514
       1,286,315   NATIONWIDE BUILDING SOCIETY+/-++                                     5.48        07/20/2007           1,286,984
         837,574   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.32        05/09/2007             833,060
       2,243,703   NORTHERN ROCK PLC+/-++SS.                                            5.34        05/05/2008           2,243,905
         648,146   PARAGON MORTGAGES PLC SERIES 12A+/-++                                5.30        05/15/2007             648,146
         224,370   PICAROS FUNDING PLC++                                                5.29        06/22/2007             221,725
       1,278,911   PREMIUM ASSET TRUST+/-++                                             5.47        12/21/2007           1,280,701
       1,121,851   PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.37        12/16/2007           1,121,851
         852,607   PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.37        08/27/2007             852,607
         181,516   RACERS TRUST SERIES 2004-6-MM+/-++                                   5.34        09/24/2007             181,550
         564,112   REGENCY MARKETS #1 LLC++                                             5.28        05/15/2007             560,580
       1,570,592   SAINT GERMAIN FUNDING                                                5.31        04/19/2007           1,566,697
       1,032,103   SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.39        04/11/2008           1,032,103
         179,496   SKANDINAVISKA ENSKILDA BANKEN AB                                     5.26        08/20/2007             175,852
         897,481   SLM CORPORATION+/-++SS.                                              5.32        05/12/2008             897,571
          89,748   STANFIELD VICTORIA FUNDING LLC++                                     5.27        04/16/2007              89,565
         850,812   STANFIELD VICTORIA FUNDING LLC++                                     5.31        04/25/2007             847,962
         797,232   TASMAN FUNDING INCORPORATED++                                        5.29        04/04/2007             797,001
         259,417   TRAVELERS INSURANCE COMPANY+/-                                       5.39        02/08/2008             259,412
       1,121,851   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.33        06/15/2007           1,121,941
       1,121,851   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                5.34        05/08/2008           1,121,975

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        134,622   VERSAILLES CDS LLC++                                                 5.33%       04/16/2007    $        134,348
       2,243,703   VETRA FINANCE CORPORATION                                            5.31        06/12/2007           2,220,525
       1,014,737   WHISTLEJACKET CAPITAL LIMITED                                        5.30        04/23/2007           1,011,632
         269,244   WINDMILL FUNDING CORPORATION                                         5.38        04/02/2007             269,244
         785,296   WORLD OMNI VEHICLE LEASING++                                         5.30        04/18/2007             783,468
         448,741   WORLD OMNI VEHICLE LEASING++                                         5.36        04/19/2007             447,628

                                                                                                                       137,465,206
                                                                                                                  ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $141,089,329)                                                            141,089,329
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS - 2.13%
      10,600,495   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         10,600,495

TOTAL SHORT-TERM INVESTMENTS (COST $10,600,495)                                                                         10,600,495
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $589,165,101)*                                         128.50%                                              $    637,953,085
OTHER ASSETS AND LIABILITIES, NET                            (28.50)                                                  (141,491,805)
                                                             ------                                               ----------------

TOTAL NET ASSETS                                             100.00%                                              $    496,461,280
                                                             ======                                               ================

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,600,495.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
COMMON STOCKS - 96.70%

ADVERTISING - 0.58%
     94,000  CENVEO INCORPORATED+                                                                                  $      2,284,200
                                                                                                                   ----------------
AGRICULTURAL PRODUCTION CROPS - 1.15%
    110,000  DELTA & PINE LAND COMPANY                                                                                    4,532,000
                                                                                                                   ----------------

AMUSEMENT & RECREATION SERVICES - 1.44%
    103,110  CENTURY CASINOS INCORPORATED+                                                                                  850,658
    432,000  LAKES ENTERTAINMENT INCORPORATED+                                                                            4,816,800

                                                                                                                          5,667,458
                                                                                                                   ----------------

APPAREL & ACCESSORY STORES - 1.44%
     53,300  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                        1,538,771
     23,800  CHRISTOPHER & BANKS CORPORATION                                                                                463,386
      7,200  CLAIRE'S STORES INCORPORATED                                                                                   231,264
     42,100  FINISH LINE INCORPORATED CLASS A                                                                               530,460
     21,000  PAYLESS SHOESOURCE INCORPORATED+                                                                               697,200
     43,600  THE CATO CORPORATION CLASS A                                                                                 1,019,804
     45,100  UNITED RETAIL GROUP INCORPORATED+                                                                              542,102
    100,000  WET SEAL INCORPORATED CLASS A+                                                                                 655,000

                                                                                                                          5,677,987
                                                                                                                   ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.99%
     65,000  CUTTER & BUCK INCORPORATED                                                                                     770,250
     14,380  HANESBRANDS INCORPORATED+                                                                                      422,628
     18,000  KELLWOOD COMPANY                                                                                               527,940
     60,800  MAIDENFORM BRANDS INCORPORATED+                                                                              1,402,656
     10,800  MOTHERS WORK INCORPORATED+                                                                                     357,912
     34,000  QUIKSILVER INCORPORATED+                                                                                       394,400
      2,600  TEFRON LIMITED                                                                                                  25,428

                                                                                                                          3,901,214
                                                                                                                   ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.43%
     48,350  MONRO MUFFLER BRAKE INCORPORATED                                                                             1,697,085
                                                                                                                   ----------------

BIOPHARMACEUTICALS - 0.63%
      6,600  CEPHALON INCORPORATED+                                                                                         469,986
     77,130  CV THERAPEUTICS INCORPORATED+                                                                                  607,013
     64,100  PDL BIOPHARMA INCORPORATED+                                                                                  1,390,970

                                                                                                                          2,467,969
                                                                                                                   ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.41%
     19,400  LEVITT CORPORATION CLASS A                                                                                     180,614
     38,400  PERINI CORPORATION+                                                                                          1,415,424

                                                                                                                          1,596,038
                                                                                                                   ----------------

BUSINESS SERVICES - 8.60%
    468,700  3COM CORPORATION+                                                                                            1,832,617
     48,090  ABM INDUSTRIES INCORPORATED                                                                                  1,269,095
      5,800  AMERICAN SOFTWARE INCORPORATED CLASS A                                                                          46,690

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
BUSINESS SERVICES (CONTINUED)
     60,500  ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                            $        197,835
    238,300  APAC CUSTOMER SERVICES INCORPORATED+                                                                         1,117,627
    419,700  BEA SYSTEMS INCORPORATED+                                                                                    4,864,323
     69,000  BISYS GROUP INCORPORATED+                                                                                      790,740
    316,000  BORLAND SOFTWARE CORPORATION+                                                                                1,665,320
     22,900  COREL CORPORATION+                                                                                             294,265
     23,200  ELECTRO RENT CORPORATION+                                                                                      334,080
     25,455  ELECTRONICS FOR IMAGING INCORPORATED+                                                                          596,920
    149,775  EMBARCADERO TECHNOLOGIES INCORPORATED+                                                                       1,034,945
     43,000  GERBER SCIENTIFIC INCORPORATED+                                                                                456,230
     86,800  GSE SYSTEMS INCORPORATED+                                                                                      551,180
     96,235  HEALTHCARE SERVICES GROUP                                                                                    2,757,133
    204,410  HILL INTERNATIONAL INCORPORATED+                                                                             1,455,399
     14,400  HMS HOLDINGS CORPORATION+                                                                                      315,360
     64,900  I2 TECHNOLOGIES INCORPORATED+                                                                                1,557,600
     87,700  INFOUSA INCORPORATED                                                                                           843,674
     99,100  JDA SOFTWARE GROUP INCORPORATED+                                                                             1,489,473
     11,000  KRONOS INCORPORATED+                                                                                           588,500
    172,800  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                          879,552
    210,600  MIDWAY GAMES INCORPORATED+                                                                                   1,316,250
     29,105  MPS GROUP INCORPORATED+                                                                                        411,836
     34,600  MSC SOFTWARE CORPORATION                                                                                       475,750
     43,500  NOVELL INCORPORATED+                                                                                           314,070
     31,300  PEROT SYSTEMS CORPORATION CLASS A+                                                                             559,331
     55,700  PLATO LEARNING INCORPORATED+                                                                                   233,940
     12,900  SILICON GRAPHICS INCORPORATED+                                                                                 388,806
     55,500  SPSS INCORPORATED+                                                                                           2,003,550
    103,900  SUPPORTSOFT INCORPORATED+                                                                                      585,996
     11,800  SYBASE INCORPORATED+                                                                                           298,304
      4,700  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                                     94,658
    142,545  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                      1,254,396
     21,000  TRADESTATION GROUP INCORPORATED+                                                                               264,390
     38,575  VIGNETTE CORPORATION+                                                                                          716,338

                                                                                                                         33,856,173
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 2.79%
     33,730  ALPHARMA INCORPORATED CLASS A                                                                                  812,218
     10,300  CHATTEM INCORPORATED+                                                                                          607,082
     42,955  COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                       580,322
     52,200  ELIZABETH ARDEN INCORPORATED+                                                                                1,139,004
     64,700  ICO INCORPORATED+                                                                                              397,258
     68,600  LANDEC CORPORATION+                                                                                            972,748
    120,255  ORASURE TECHNOLOGIES INCORPORATED+                                                                             883,874
     10,500  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                     263,760
     61,910  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                         733,634
     12,200  ROCKWOOD HOLDINGS INCORPORATED+                                                                                337,696
     34,253  SERACARE LIFE SCIENCES INCORPORATED+                                                                           239,771

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
    107,640  WELLMAN INCORPORATED                                                                                  $        387,504
  1,261,400  XOMA LIMITED+                                                                                                3,645,446

                                                                                                                         11,000,317
                                                                                                                   ----------------

COMMUNICATIONS - 1.76%
     43,150  CHINA GRENTECH CORPORATION LIMITED ADR+                                                                        481,986
    158,615  CINCINNATI BELL INCORPORATED+                                                                                  745,491
     35,750  ESCHELON TELECOM INCORPORATED+                                                                               1,033,175
     27,200  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                                  544,000
     68,920  LIGHTBRIDGE INCORPORATED+                                                                                    1,210,924
    110,335  MASTEC INCORPORATED+                                                                                         1,214,788
    151,200  PREMIERE GLOBAL SERVICES INCORPORATED+                                                                       1,696,464

                                                                                                                          6,926,828
                                                                                                                   ----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.37%
     57,970  COMFORT SYSTEMS USA INCORPORATED                                                                               694,481
     37,200  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                                  773,388

                                                                                                                          1,467,869
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 1.64%
     18,000  ASTORIA FINANCIAL CORPORATION                                                                                  478,620
      9,030  COMMUNITY BANCORP+                                                                                             277,673
    267,500  FIRST FINANCIAL BANCORP                                                                                      4,041,925
     45,453  FIRST SECURITY GROUP INCORPORATED                                                                              517,255
     29,240  MIDWEST BANC HOLDINGS INCORPORATED                                                                             517,840
     27,000  WASHINGTON FEDERAL INCORPORATED                                                                                633,420

                                                                                                                          6,466,733
                                                                                                                   ----------------

EATING & DRINKING PLACES - 0.41%
     68,600  BUCA INCORPORATED+                                                                                             377,300
      9,710  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                         319,362
     16,500  CEC ENTERTAINMENT INCORPORATED+                                                                                685,410
     19,400  RUBIO'S RESTAURANTS INCORPORATED+                                                                              221,548

                                                                                                                          1,603,620
                                                                                                                   ----------------

EDUCATIONAL SERVICES - 1.38%
    359,100  CORINTHIAN COLLEGES INCORPORATED+                                                                            4,937,625
     44,000  LEARNING TREE INTERNATIONAL INCORPORATED+                                                                      495,000

                                                                                                                          5,432,625
                                                                                                                   ----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.14%
    331,600  CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                                  3,236,416
    154,100  CLEAN HARBORS INCORPORATED+                                                                                  6,968,402
        500  IDACORP INCORPORATED                                                                                            16,920
     49,900  PNM RESOURCES INCORPORATED                                                                                   1,611,770
     14,000  UNISOURCE ENERGY CORPORATION                                                                                   525,700

                                                                                                                         12,359,208
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.94%
     53,200  ACTEL CORPORATION+                                                                                    $        878,864
    110,300  ADAPTEC INCORPORATED+                                                                                          426,861
    218,500  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                                 1,437,730
     79,750  ANDREW CORPORATION+                                                                                            844,553
    239,500  C-COR INCORPORATED+                                                                                          3,319,470
     32,100  DIODES INCORPORATED+                                                                                         1,118,685
     28,100  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                    540,644
    142,943  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                       450,270
     55,900  EXAR CORPORATION+                                                                                              740,116
    466,000  FUELCELL ENERGY INCORPORATED+                                                                                3,662,760
     67,395  GRAFTECH INTERNATIONAL LIMITED+                                                                                611,947
     26,900  HOUSTON WIRE & CABLE COMPANY+                                                                                  753,738
     12,600  IMATION CORPORATION                                                                                            508,788
     20,580  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                   508,943
     57,300  INTER-TEL INCORPORATED                                                                                       1,354,572
    243,700  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                       3,380,119
     25,800  METHODE ELECTRONICS INCORPORATED                                                                               381,066
    427,485  MRV COMMUNICATIONS INCORPORATED+                                                                             1,517,572
     22,190  OSI SYSTEMS INCORPORATED+                                                                                      586,704
    144,610  POWER-ONE INCORPORATED+                                                                                        827,169
    112,145  RICHARDSON ELECTRONICS LIMITED                                                                               1,047,434
     83,000  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                       409,190
    100,150  STATS CHIPPAC LIMITED ADR+                                                                                   1,203,803
     28,900  UNIVERSAL ELECTRONICS INCORPORATED+                                                                            805,154

                                                                                                                         27,316,152
                                                                                                                   ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.52%
     10,210  CDI CORPORATION                                                                                                295,273
     85,800  SYMYX TECHNOLOGIES INCORPORATED+                                                                             1,520,376
     11,400  TETRA TECH INCORPORATED+                                                                                       217,284
      3,100  TRIMERIS INCORPORATED+                                                                                          21,328

                                                                                                                          2,054,261
                                                                                                                   ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.48%
      9,450  CRANE COMPANY                                                                                                  381,969
     19,400  CROWN HOLDINGS INCORPORATED+                                                                                   474,524
     43,100  MATERIAL SCIENCES CORPORATION+                                                                                 430,138
     18,300  SUN HYDRAULICS CORPORATION                                                                                     489,159
      2,200  VALMONT INDUSTRIES INCORPORATED                                                                                127,226

                                                                                                                          1,903,016
                                                                                                                   ----------------

FOOD & KINDRED PRODUCTS - 3.51%
    518,185  DEL MONTE FOODS COMPANY                                                                                      5,948,764
     22,300  FLOWERS FOODS INCORPORATED                                                                                     672,791
    125,700  HERCULES INCORPORATED+                                                                                       2,456,178
    157,836  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                         4,730,345

                                                                                                                         13,808,078
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FOOD STORES - 0.92%
     23,200  INGLES MARKETS INCORPORATED CLASS A                                                                  $      947,488
    146,500  WILD OATS MARKETS INCORPORATED+                                                                           2,666,300

                                                                                                                       3,613,788
                                                                                                                  --------------
FURNITURE & FIXTURES - 0.57%
     17,900  DOREL INDUSTRIES INCORPORATED                                                                               583,540
     58,800  LSI INDUSTRIES INCORPORATED                                                                                 984,312
     37,800  SEALY CORPORATION                                                                                           660,744

                                                                                                                       2,228,596
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.43%
     57,700  GANDER MOUNTAIN COMPANY+                                                                                    643,932
     49,000  RETAIL VENTURES INCORPORATED+                                                                             1,031,450

                                                                                                                       1,675,382
                                                                                                                  --------------
HEALTH SERVICES - 4.14%
    115,800  ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                               353,190
     33,000  AMERICA SERVICE GROUP INCORPORATED+                                                                         550,110
     73,100  CARDIAC SCIENCE CORPORATION+                                                                                668,865
     46,075  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      839,947
     72,500  FIVE STAR QUALITY CARE INCORPORATED+                                                                        745,300
     10,455  GENESIS HEALTHCARE CORPORATION+                                                                             659,815
     37,770  GENTIVA HEALTH SERVICES INCORPORATED+                                                                       761,821
     24,440  HEALTHSOUTH REHABILITATION CORPORATION+                                                                     513,484
  1,169,600  HOOPER HOLMES INCORPORATED                                                                                5,228,112
     12,000  MATRIA HEALTHCARE INCORPORATED+                                                                             316,320
     58,000  NAUTILUS GROUP INCORPORATED                                                                                 894,940
    263,900  NEKTAR THERAPEUTICS+                                                                                      3,446,534
     53,400  OPTION CARE INCORPORATED                                                                                    710,220
     38,400  REHABCARE GROUP INCORPORATED+                                                                               609,408

                                                                                                                      16,298,066
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 3.84%
    158,565  AFFORDABLE RESIDENTIAL COMMUNITIES INCORPORATED+                                                          1,923,393
     22,400  AGREE REALTY CORPORATION                                                                                    764,736
      7,700  AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                               207,823
    130,175  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   2,015,109
    172,800  ANTHRACITE CAPITAL INCORPORATED                                                                           2,073,600
    174,300  ANWORTH MORTGAGE ASSET CORPORATION                                                                        1,702,911
     62,900  FELDMAN MALL PROPERTIES INCORPORATED                                                                        763,606
     34,755  GOVERNMENT PROPERTIES TRUST INCORPORATED                                                                    371,879
      9,700  HIGHLAND HOSPITALITY CORPORATION                                                                            172,660
     71,600  JER INVESTORS TRUST INCORPORATED                                                                          1,361,832
     90,100  LUMINENT MORTGAGE CAPITAL INCORPORATED                                                                      805,494
     58,700  MEDICAL PROPERTIES TRUST INCORPORATED                                                                       862,303
    124,585  ORIGEN FINANCIAL INCORPORATED                                                                               867,112

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
     43,090  UMH PROPERTIES INCORPORATED                                                                          $      654,968
     38,300  WINSTON HOTELS INCORPORATED                                                                                 575,649

                                                                                                                      15,123,075
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
    152,400  BELL MICROPRODUCTS INCORPORATED+                                                                            975,360
     43,700  PIER 1 IMPORTS INCORPORATED                                                                                 301,967
     79,200  THE BOMBAY COMPANY INCORPORATED+                                                                             96,624

                                                                                                                       1,373,951
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.38%
      5,010  BOYD GAMING CORPORATION                                                                                     238,676
     45,955  EMPIRE RESORTS INCORPORATED+                                                                                431,517
     17,200  MTR GAMING GROUP INCORPORATED+                                                                              224,976
     55,510  OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                      567,312
      1,400  RED LION HOTELS CORPORATION+                                                                                 17,416

                                                                                                                       1,479,897
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.66%
     26,900  BLOUNT INTERNATIONAL INCORPORATED+                                                                          334,905
      9,000  BRIGGS & STRATTON CORPORATION                                                                               277,650
     42,300  COLUMBUS MCKINNON CORPORATION+                                                                              947,097
    109,700  CRAY INCORPORATED+                                                                                        1,512,763
     79,800  DOT HILL SYSTEMS CORPORATION+                                                                               291,270
    216,400  ENTEGRIS INCORPORATED+                                                                                    2,315,480
     45,000  FLANDER CORPORATION+                                                                                        326,250
     10,500  GARDNER DENVER INCORPORATED+                                                                                365,925
    596,900  INFOCUS CORPORATION+                                                                                      1,671,320
    297,055  INTERMEC INCORPORATED+                                                                                    6,636,209
      9,300  KADANT INCORPORATED+                                                                                        235,848
     12,800  KOMAG INCORPORATED+                                                                                         418,944
     96,100  NN INCORPORATED                                                                                           1,200,289
    155,700  PALL CORPORATION                                                                                          5,916,600
        200  PLANAR SYSTEMS INCORPORATED+                                                                                  1,734
     92,590  PROQUEST COMPANY+                                                                                           833,310
     91,200  QUALSTAR CORPORATION+                                                                                       281,808
     20,000  RACKABLE SYSTEMS INCORPORATED+                                                                              339,400
     22,900  RIMAGE CORPORATION+                                                                                         593,339
     45,400  ROBBINS & MYERS INCORPORATED                                                                              1,692,966
     27,200  SIMPLETECH INCORPORATED+                                                                                    191,488
        400  TENNANT COMPANY                                                                                              12,596
     14,100  TIMKEN COMPANY                                                                                              427,371
    243,000  ULTRATECH INCORPORATED+                                                                                   3,307,230

                                                                                                                      30,131,792
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.61%
    325,300  CRAWFORD & COMPANY CLASS A                                                                           $    1,805,415
     23,500  ONEBEACON INSURANCE GROUP LIMITED                                                                           587,500

                                                                                                                       2,392,915
                                                                                                                  --------------
INSURANCE CARRIERS - 5.89%
     41,300  AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                                 714,490
     81,500  AMCOMP INCORPORATED+                                                                                        787,290
     87,500  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                           1,148,875
     44,000  AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                    838,640
     69,750  AMERISAFE INCORPORATED+                                                                                   1,314,788
     24,145  ARGONAUT GROUP INCORPORATED+                                                                                781,332
     14,950  CASTLEPOINT HOLDINGS LIMITED                                                                                244,433
    123,500  CONSECO INCORPORATED+                                                                                     2,136,550
     87,300  CRM HOLDINGS LIMITED+                                                                                       759,510
     77,500  DONEGAL GROUP INCORPORATED CLASS A                                                                        1,315,950
     21,900  EMC INSURANCE GROUP INCORPORATED                                                                            565,020
    199,200  FREMONT GENERAL CORPORATION                                                                               1,380,456
     14,400  HARLEYSVILLE GROUP INCORPORATED                                                                             467,856
    200,545  KMG AMERICA CORPORATION+                                                                                    928,523
     72,600  MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                                   797,874
     11,215  MERCURY GENERAL CORPORATION                                                                                 594,844
     74,365  NORTH POINTE HOLDINGS CORPORATION+                                                                          899,073
     12,440  NYMAGIC INCORPORATED                                                                                        508,174
     13,000  OHIO CASUALTY CORPORATION                                                                                   389,350
     67,000  PMA CAPITAL CORPORATION CLASS A+                                                                            629,130
     11,425  PRA INTERNATIONAL+                                                                                          246,323
     75,900  PROCENTURY CORPORATION                                                                                    1,760,880
     34,800  SCOTTISH RE GROUP LIMITED+                                                                                  139,896
     55,965  SEABRIGHT INSURANCE HOLDINGS+                                                                             1,029,756
     89,200  SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                              689,516
     13,900  STANCORP FINANCIAL GROUP INCORPORATED                                                                       683,463
     28,600  STATE AUTO FINANCIAL CORPORATION                                                                            918,918
     12,300  TRIAD GUARANTY INCORPORATED+                                                                                509,343

                                                                                                                      23,180,253
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.39%
     33,967  GEO GROUP INCORPORATED+                                                                                   1,539,384
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS - 0.45%
     91,200  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                         828,096
     28,500  SHOE CARNIVAL INCORPORATED+                                                                                 949,050

                                                                                                                       1,777,146
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.53%
    152,510  CHAMPION ENTERPRISES INCORPORATED+                                                                        1,342,088
     19,200  LOUISIANA-PACIFIC CORPORATION                                                                               385,152
     10,935  SKYLINE CORPORATION+                                                                                        368,947

                                                                                                                       2,096,187
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.34%
    202,644  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                             $    1,215,864
     11,815  ARMOR HOLDINGS INCORPORATED+                                                                                795,504
     40,300  CANTEL INDUSTRIES+                                                                                          620,217
     25,010  COHERENT INCORPORATED+                                                                                      793,817
    108,180  CREDENCE SYSTEMS CORPORATION+                                                                               358,076
     24,500  DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                         50,225
      7,200  DRS TECHNOLOGIES INCORPORATED                                                                               375,624
     64,300  EDAP TMS SA ADR+                                                                                            416,021
     92,800  HEALTHTRONICS INCORPORATED+                                                                                 500,192
     43,600  INPUT OUTPUT INCORPORATED+                                                                                  600,808
     62,600  MILLIPORE CORPORATION+                                                                                    4,536,622
    253,600  NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                     248,528
    171,000  ORTHOLOGIC CORPORATION+                                                                                     266,760
    228,000  PERKINELMER INCORPORATED                                                                                  5,522,160
     91,147  VITAL SIGNS INCORPORATED                                                                                  4,737,821

                                                                                                                      21,038,239
                                                                                                                  --------------
METAL MINING - 4.34%
    282,215  APEX SILVER MINES LIMITED+                                                                                3,643,396
    271,500  GAMMON LAKE RESOURCES INCORPORATED+                                                                       4,797,405
        200  GOLD FIELDS LIMITED ADR                                                                                       3,696
     24,985  GOLDCORP INCORPORATED                                                                                       600,140
    122,700  KINROSS GOLD CORPORATION+                                                                                 1,692,033
     16,700  MERIDIAN GOLD INCORPORATED+                                                                                 426,351
    213,900  MINEFINDERS CORPORATION LIMITED+                                                                          2,547,549
     61,490  NOVAGOLD RESOURCES INCORPORATED+                                                                          1,042,256
     97,625  RANDGOLD RESOURCES LIMITED ADR                                                                            2,334,214

                                                                                                                      17,087,040
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
    283,400  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           847,366
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.14%
     49,275  ACCO BRANDS CORPORATION+                                                                                  1,187,035
     47,600  K2 INCORPORATED+                                                                                            575,484
    134,500  LEAPFROG ENTERPRISES INCORPORATED+                                                                        1,439,150
     21,200  LYDALL INCORPORATED+                                                                                        336,868
     10,300  RC2 CORPORATION+                                                                                            416,017
     37,600  RUSS BERRIE & COMPANY INCORPORATED                                                                          530,160

                                                                                                                       4,484,714
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 0.69%
     54,100  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                      1,154,494
     69,400  FINLAY ENTERPRISES INCORPORATED+                                                                            403,214
     34,700  PC MALL INCORPORATED+                                                                                       345,959
     74,530  SHARPER IMAGE CORPORATION+                                                                                  823,557

                                                                                                                       2,727,224
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
MISCELLANEOUS SERVICES - 0.07%
     17,000  BANKFINANCIAL CORPORATION                                                                                $     276,590
                                                                                                                      -------------
MOTION PICTURES - 0.10%
     80,500  WPT ENTERPRISES INCORPORATED+                                                                                  413,770
                                                                                                                      -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.04%
      8,100  WERNER ENTERPRISES INCORPORATED                                                                                147,177
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.85%
     17,843  ACCREDITED HOME LENDERS HOLDING COMPANY+                                                                       165,405
     21,900  ASTA FUNDING INCORPORATED                                                                                      945,642
    120,200  MCG CAPITAL CORPORATION                                                                                      2,254,952

                                                                                                                          3,365,999
                                                                                                                      -------------
OIL & GAS EXTRACTION - 5.50%
      5,400  ATWOOD OCEANICS INCORPORATED+                                                                                  316,926
     53,600  BRIGHAM EXPLORATION COMPANY+                                                                                   333,392
      9,400  CARRIZO OIL & GAS INCORPORATED+                                                                                328,624
     31,500  COMSTOCK RESOURCES INCORPORATED+                                                                               862,470
     28,620  FOREST OIL CORPORATION+                                                                                        955,049
    242,990  GLOBAL INDUSTRIES LIMITED+                                                                                   4,444,287
     32,990  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                   1,230,197
     43,900  HELMERICH & PAYNE INCORPORATED                                                                               1,331,926
     69,565  KEY ENERGY SERVICES INCORPORATED+                                                                            1,137,388
     64,635  MCMORAN EXPLORATION COMPANY+                                                                                   886,146
    314,055  NEWPARK RESOURCES INCORPORATED+                                                                              2,214,088
     21,770  OCEANEERING INTERNATIONAL INCORPORATED+                                                                        916,952
     11,320  PRIDE INTERNATIONAL INCORPORATED+                                                                              340,732
     41,285  RANGE RESOURCES CORPORATION                                                                                  1,378,919
     24,000  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                         827,280
    264,900  SYNTROLEUM CORPORATION+                                                                                        826,488
     56,420  TRILOGY ENERGY TRUST                                                                                           497,004
      7,500  UNIT CORPORATION+                                                                                              379,425
     28,800  WARREN RESOURCES INCORPORATED+                                                                                 375,264
     91,135  WILLBROS GROUP INCORPORATED+                                                                                 2,054,183

                                                                                                                         21,636,740
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS - 1.92%
    106,500  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                           1,382,370
     83,685  CHESAPEAKE CORPORATION                                                                                       1,263,644
    147,800  MEADWESTVACO CORPORATION                                                                                     4,558,152
     25,445  WAUSAU PAPER CORPORATION                                                                                       365,390

                                                                                                                          7,569,556
                                                                                                                      -------------
PERSONAL SERVICES - 0.20%
     19,600  REGIS CORPORATION                                                                                              791,252
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 0.40%
     20,275  INTEROIL CORPORATION+                                                                                    $     539,315
     32,100  WD-40 COMPANY                                                                                                1,017,891

                                                                                                                          1,557,206
                                                                                                                      -------------
PIPELINES, EXCEPT NATURAL GAS - 0.14%
     10,000  ENBRIDGE ENERGY PARTNERS LP                                                                                    558,900
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES - 0.64%
     14,700  MUELLER INDUSTRIES INCORPORATED                                                                                442,470
     39,900  NORTHWEST PIPE COMPANY+                                                                                      1,589,217
     11,200  NOVAMERICAN STEEL INCORPORATED+                                                                                495,264

                                                                                                                          2,526,951
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.36%
     27,400  AMERICAN GREETINGS CORPORATION CLASS A                                                                         635,954
     41,300  ENNIS INCORPORATED                                                                                           1,105,188
     79,690  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                  1,044,736
     20,165  MCCLATCHY COMPANY CLASS A                                                                                      637,416
    458,200  PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                                    4,714,878
     52,400  PRESSTEK INCORPORATED+                                                                                         317,020
     11,560  R.H. DONNELLEY CORPORATION+                                                                                    819,488

                                                                                                                          9,274,680
                                                                                                                      -------------
REAL ESTATE - 0.13%
     33,100  THOMAS PROPERTIES GROUP INCORPORATED                                                                           513,712
                                                                                                                      -------------
REAL ESTATE INVESTMENT TRUST (REIT) - 0.30%
     55,300  LEXINGTON CORPORATE PROPERTIES TRUST                                                                         1,168,489
                                                                                                                      -------------
RETAIL, TRADE & SERVICES - 0.37%
     61,500  STRIDE RITE CORPORATION                                                                                        946,485
     92,000  TRANSPORT WORLD MUSIC CORPORATION+                                                                             522,560

                                                                                                                          1,469,045
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.36%
    159,760  INTERTAPE POLYMER GROUP INCORPORATED+                                                                          658,211
     31,100  TUPPERWARE CORPORATION                                                                                         775,323

                                                                                                                          1,433,534
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.27%
     62,470  MARKETAXESS HOLDINGS INCORPORATED+                                                                           1,045,748
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.59%
     96,520  GENTEX CORPORATION                                                                                           1,568,450
     95,085  US CONCRETE INCORPORATED+                                                                                      743,565

                                                                                                                          2,312,015
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
TRANSPORTATION BY AIR - 0.37%
     76,405  AIRTRAN HOLDINGS INCORPORATED+                                                                           $     784,679
     50,285  JETBLUE AIRWAYS CORPORATION+                                                                                   578,780
      3,300  PHI INCORPORATED+                                                                                               86,724

                                                                                                                          1,450,183
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 1.88%
     40,600  AFTERMARKET TECHNOLOGY CORPORATION+                                                                            985,768
     25,600  ARCTIC CAT INCORPORATED                                                                                        498,944
    221,090  EXIDE TECHNOLOGIES+                                                                                          1,923,483
    152,785  FLEETWOOD ENTERPRISES INCORPORATED+                                                                          1,208,529
      4,500  K & F INDUSTRIES HOLDINGS INCORPORATED+                                                                        121,185
     26,500  MONACO COACH CORPORATION                                                                                       422,145
     53,300  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                    1,697,605
     15,400  WABTEC CORPORATION                                                                                             531,146

                                                                                                                          7,388,805
                                                                                                                      -------------
TRANSPORTATION SERVICES - 0.42%
     45,900  DYNAMEX INCORPORATED+                                                                                        1,167,696
     10,400  GATX CORPORATION                                                                                               497,120

                                                                                                                          1,664,816
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.12%
    113,100  BIOSCRIP INCORPORATED+                                                                                         354,003
     43,000  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                                1,103,810
     27,400  SCHOOL SPECIALTY INCORPORATED+                                                                                 989,414
    186,350  SOURCE INTERLINK COMPANIES INCORPORATED+                                                                     1,250,409
     11,700  UNITED STATIONERS INCORPORATED+                                                                                701,064

                                                                                                                          4,398,700
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS - 2.17%
    104,331  DELIAS INCORPORATED+                                                                                           957,759
     67,500  INTERLINE BRANDS INCORPORATED+                                                                               1,479,600
     47,200  KAMAN CORPORATION CLASS A                                                                                    1,100,232
     66,600  KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                                 2,244,420
     45,900  LENOX GROUP INCORPORATED+                                                                                      302,022
     21,800  LKQ CORPORATION+                                                                                               476,548
     91,000  MICROTECK MEDICAL HOLDING INCORPORATED+                                                                        433,160
     78,900  NAVARRE CORPORATION+                                                                                           295,875
      5,600  OWENS & MINOR INCORPORATED                                                                                     205,688
     81,700  POMEROY IT SOLUTIONS INCORPORATED+                                                                             736,934
     30,400  WILLIS LEASE FINANCE CORPORATION+                                                                              306,128

                                                                                                                          8,538,366
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $356,471,572)                                                                                 380,616,080
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
RIGHTS - 0.00%
     24,500  DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                     $       4,900

TOTAL RIGHTS (COST $27,063)                                                                                                   4,900
                                                                                                                      -------------
WARRANTS - 0.17%
    170,570  HILL INTERNATIONAL INCORPORATED+                                                                               399,134
    519,855  OAKMONT ACQUISITION CORPORATION+                                                                               259,928

TOTAL WARRANTS (COST $592,597)                                                                                              659,062
                                                                                                                      -------------
PREFERRED STOCKS - 0.06%
      8,900  ANWORTH MORTGAGE                                                                                               232,732

TOTAL PREFERRED STOCKS (COST $223,725)                                                                                      232,732
                                                                                                                      -------------
SHORT-TERM INVESTMENTS - 2.22%
  8,725,469  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 8,725,469

TOTAL SHORT-TERM INVESTMENTS (COST $8,725,469)                                                                            8,725,469
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $366,040,426)*                                                       99.15%                                     $ 390,238,243
OTHER ASSETS AND LIABILITIES, NET                                           0.85                                          3,343,380
                                                                          ------                                      -------------

TOTAL NET ASSETS                                                          100.00%                                     $ 393,581,623
                                                                          ======                                      =============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,725,469.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              C&B LARGE    DISCIPLINED     EMERGING           EQUITY
                                                                              CAP VALUE         GROWTH       GROWTH           INCOME
                                                                              PORTFOLIO      PORTFOLIO    PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ....................................   $1,091,188,435  $ 180,461,796  $44,646,659  $   799,523,739
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .........................       93,392,192     15,719,397   15,599,113      101,576,156
   INVESTMENTS IN AFFILIATES .........................................      117,775,852      6,637,065            0        7,754,418
                                                                         -----------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................    1,302,356,479    202,818,258   60,245,772      908,854,313
                                                                         -----------------------------------------------------------
   FOREIGN CURRENCY, AT VALUE ........................................                0              0            0                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..................                0              0            0                0
   RECEIVABLE FOR INVESTMENTS SOLD ...................................                0              0      983,143       32,389,750
   RECEIVABLES FOR DIVIDENDS AND INTEREST ............................        2,230,125        188,505        7,343          923,666
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS .....                0              0            0                0
   PREPAID EXPENSES AND OTHER ASSETS .................................                0              0            0                0
                                                                         -----------------------------------------------------------
TOTAL ASSETS .........................................................    1,304,586,604    203,006,763   61,236,258      942,167,729
                                                                         -----------------------------------------------------------
LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ...............................                0              0       84,739                0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...........                0              0            0                0
   FOREIGN TAXES PAYABLE .............................................              390              0            0                0
   PAYABLE FOR INVESTMENTS PURCHASED .................................       24,725,864      3,706,786      812,116       27,596,677
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............          628,992        124,054       35,739          380,832
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ............................       93,392,192     15,719,397   15,599,113      101,576,156
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................           14,005         27,267        8,299           43,881
                                                                         -----------------------------------------------------------
TOTAL LIABILITIES ....................................................      118,761,443     19,577,504   16,540,006      129,597,546
                                                                         ===========================================================
TOTAL NET ASSETS .....................................................   $1,185,825,161  $ 183,429,259  $44,696,252  $   812,570,183
                                                                         ===========================================================
INVESTMENTS AT COST ..................................................   $1,224,811,205  $ 180,169,105  $57,891,496  $   685,022,789
                                                                         ===========================================================
FOREIGN CURRENCIES AT COST ...........................................   $            0  $           0  $         0  $             0
                                                                         ===========================================================
SECURITIES ON LOAN, AT MARKET VALUE ..................................   $   90,449,954  $  15,292,416  $15,143,175  $    98,001,119
                                                                         ===========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                              EQUITY                   INTERNATIONAL  INTERNATIONAL
                                                                               VALUE            INDEX           CORE         GROWTH
                                                                           PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ....................................  $584,060,870  $ 2,676,587,913  $ 158,292,177  $ 299,416,868
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .........................    32,858,543      416,186,909      5,336,062     16,952,435
   INVESTMENTS IN AFFILIATES .........................................     9,876,985       50,072,623              0              0
                                                                        -----------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................   626,796,398    3,142,847,445    163,628,239    316,369,303
                                                                        -----------------------------------------------------------
   FOREIGN CURRENCY, AT VALUE ........................................             0                0              0             97
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..................             0                0              0              0
   RECEIVABLE FOR INVESTMENTS SOLD ...................................     4,687,283           59,285      6,098,387     11,323,111
   RECEIVABLES FOR DIVIDENDS AND INTEREST ............................       690,493        3,348,146      1,092,857      1,068,375
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS .....             0                0              0              0
   PREPAID EXPENSES AND OTHER ASSETS .................................             0                0            442          4,851
                                                                        -----------------------------------------------------------
TOTAL ASSETS .........................................................   632,174,174    3,146,254,876    170,819,925    328,765,737
                                                                        -----------------------------------------------------------
LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ...............................             0                0      4,184,367      1,146,304
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...........             0            5,100              0              0
   FOREIGN TAXES PAYABLE .............................................             0                0         11,974              0
   PAYABLE FOR INVESTMENTS PURCHASED .................................     9,583,111        3,502,642      1,654,020      2,351,173
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............       339,186          212,869        146,652        268,586
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ............................    32,858,543      416,186,909      5,336,062     16,952,435
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................        34,281           42,527              0          1,032
                                                                        -----------------------------------------------------------
TOTAL LIABILITIES ....................................................    42,815,121      419,950,047     11,333,075     20,719,530
                                                                        ===========================================================
TOTAL NET ASSETS .....................................................  $589,359,053  $ 2,726,304,829  $ 159,486,850  $ 308,046,207
                                                                        ===========================================================
INVESTMENTS AT COST ..................................................  $554,027,713  $ 2,505,566,510  $ 129,146,722  $ 250,579,390
                                                                        ===========================================================
FOREIGN CURRENCIES AT COST ...........................................  $          0  $             0  $           0  $         100
                                                                        ===========================================================
SECURITIES ON LOAN, AT MARKET VALUE ..................................  $ 31,878,159  $   401,928,899  $   5,120,332  $  16,125,788
                                                                        ===========================================================

                                                                        INTERNATIONAL  INTERNATIONAL      LARGE CAP   LARGE COMPANY
                                                                                INDEX          VALUE   APPRECIATION          GROWTH
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ....................................  $ 156,154,463  $ 354,282,457  $ 160,585,453  $2,668,652,136
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .........................      7,971,550     17,698,422     11,066,341     347,271,247
   INVESTMENTS IN AFFILIATES .........................................              0      4,203,521      4,852,808      20,693,392
                                                                        -----------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................    164,126,013    376,184,400    176,504,602   3,036,616,775
                                                                        -----------------------------------------------------------
   FOREIGN CURRENCY, AT VALUE ........................................        725,791      9,415,521              0               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..................        386,685              0              0               0
   RECEIVABLE FOR INVESTMENTS SOLD ...................................      7,185,783         82,042        676,043      22,609,751
   RECEIVABLES FOR DIVIDENDS AND INTEREST ............................        786,815      2,168,606        120,626       1,001,736
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS .....          5,230              0              0               0
   PREPAID EXPENSES AND OTHER ASSETS .................................              0              0              0               0
                                                                        -----------------------------------------------------------
TOTAL ASSETS .........................................................    173,216,317    387,850,569    177,301,271   3,060,228,262
                                                                        -----------------------------------------------------------
LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ...............................      5,656,794              0              0               0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...........              0              0              0               0
   FOREIGN TAXES PAYABLE .............................................              0              0            423               0
   PAYABLE FOR INVESTMENTS PURCHASED .................................         32,466        229,816              0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............         62,614        322,266         97,783       1,582,118
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ............................      7,971,550     17,698,422     11,066,341     347,271,247
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................         67,657         38,148         60,482         300,314
                                                                        -----------------------------------------------------------
TOTAL LIABILITIES ....................................................     13,791,081     18,288,652     11,225,029     349,153,679
                                                                        ===========================================================
TOTAL NET ASSETS .....................................................  $ 159,425,236  $ 369,561,917  $ 166,076,242  $2,711,074,583
                                                                        ===========================================================
INVESTMENTS AT COST ..................................................  $ 110,253,430  $ 289,140,631  $ 161,404,883  $2,416,884,019
                                                                        ===========================================================
FOREIGN CURRENCIES AT COST ...........................................  $     716,028  $   9,291,904  $           0  $            0
                                                                        ===========================================================
SECURITIES ON LOAN, AT MARKET VALUE ..................................  $   7,559,544  $  16,786,462  $  10,769,367  $  336,070,411
                                                                        ===========================================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      SMALL CAP    SMALL COMPANY    SMALL COMPANY         STRATEGIC
                                                                          INDEX           GROWTH            VALUE         SMALL CAP
                                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO   VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................   $   432,156,119   $  902,778,327    $ 486,263,261   $   381,512,774
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................       110,396,932       75,618,119      141,089,329                 0
   INVESTMENTS IN AFFILIATES ................................         4,074,814       18,331,267       10,600,495         8,725,469
                                                                -------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........       546,627,865      996,727,713      637,953,085       390,238,243
                                                                -------------------------------------------------------------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .........            22,200                0                0                 0
   RECEIVABLE FOR INVESTMENTS SOLD ..........................         3,143,755       10,099,078        1,736,085         5,396,368
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................           367,664          326,430          489,332           384,827
                                                                -------------------------------------------------------------------
TOTAL ASSETS ................................................       550,161,484    1,007,153,221      640,178,502       396,019,438
                                                                -------------------------------------------------------------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ........................         2,062,698       14,702,734        2,216,114         2,115,638
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....            60,985          704,593          387,515           317,812
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................       110,396,932       75,618,119      141,089,329                 0
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................            21,823           33,106           24,264             4,365
                                                                -------------------------------------------------------------------
TOTAL LIABILITIES ...........................................       112,542,438       91,058,552      143,717,222         2,437,815
                                                                -------------------------------------------------------------------
TOTAL NET ASSETS ............................................   $   437,619,046   $  916,094,669    $ 496,461,280   $   393,581,623
                                                                ===================================================================
INVESTMENTS AT COST .........................................   $   435,019,959   $  937,359,226    $ 589,165,101   $   366,040,426
                                                                ===================================================================
SECURITIES ON LOAN, AT MARKET VALUE .........................   $   106,513,181   $   71,636,784    $ 136,005,948   $             0
                                                                ===================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                      STATEMENTS OF OPERATIONS--
                                 FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           C&B LARGE   DISCIPLINED        EMERGING           EQUITY
                                                                           CAP VALUE        GROWTH          GROWTH           INCOME
                                                                           PORTFOLIO     PORTFOLIO       PORTFOLIO(2)     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................  $ 8,374,277     $ 811,512   $       5,141     $ 11,382,219
   INTEREST ...........................................................          214             0               0            3,972
   INCOME FROM AFFILIATED SECURITIES ..................................    1,695,481       116,022          43,724          178,253
   SECURITIES LENDING INCOME, NET .....................................       42,945         4,836           7,210           25,635
                                                                         -----------------------------------------------------------
TOTAL INVESTMENT INCOME ...............................................   10,112,917       932,370          56,075       11,590,079
                                                                         -----------------------------------------------------------
EXPENSES
   ADVISORY FEES ......................................................    3,441,520       714,553          67,628        3,402,318
   CUSTODY FEES .......................................................       94,888        19,055           1,503           93,666
   ACCOUNTING FEES ....................................................            0             0               0                0
   PROFESSIONAL FEES ..................................................       12,579        10,683           4,487           15,856
   SHAREHOLDER REPORTS ................................................            0             0           1,671                0
   TRUSTEES' FEES .....................................................        3,137         3,283           1,437            1,904
   OTHER FEES AND EXPENSES ............................................       10,389         2,358             918           13,743
                                                                         -----------------------------------------------------------
TOTAL EXPENSES ........................................................    3,562,513       749,932          77,644        3,527,487
                                                                         -----------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................     (340,841)         (537)         (5,339)        (767,684)
   NET EXPENSES .......................................................    3,221,672       749,395          72,305        2,759,803
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................................    6,891,245       182,975         (16,230)       8,830,276
                                                                         -----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   37,193,983    14,969,611      (1,346,048)     103,785,551
   FORWARD FOREIGN CURRENCY CONTRACTS .................................            0             0               0                0
   FUTURES TRANSACTIONS ...............................................            0             0               0                0
                                                                         -----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................   37,193,983    14,969,611      (1,346,048)     103,785,551
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   10,573,007    (2,728,749)      2,354,276      (39,140,605)
   FORWARD FOREIGN CURRENCY CONTRACTS .................................            0             0               0                0
   FUTURES TRANSACTIONS ...............................................            0             0               0                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...........            0             0               0        3,048,704
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS .....................................................   10,573,007    (2,728,749)      2,354,276      (36,091,901)
                                                                         -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................   47,766,990    12,240,862       1,008,228       67,693,650
                                                                         -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......  $54,658,235   $12,423,837   $     991,998     $ 76,523,926
                                                                         ===========================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................  $         0   $         0   $           0     $          0

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                              EQUITY                  INTERNATIONAL   INTERNATIONAL
                                                                               VALUE          INDEX            CORE          GROWTH
                                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................  $ 5,273,402   $ 26,681,824   $   1,246,900   $   1,763,152
   INTEREST ...........................................................            0         31,453               0               0
   INCOME FROM AFFILIATED SECURITIES ..................................      264,744        516,222          49,445         178,119
   SECURITIES LENDING INCOME, NET .....................................       39,209        162,544          18,666          24,265
                                                                         -----------------------------------------------------------
TOTAL INVESTMENT INCOME ...............................................    5,577,355     27,392,043       1,315,011       1,965,536
                                                                         -----------------------------------------------------------
EXPENSES
   ADVISORY FEES ......................................................    2,022,926      1,145,503         782,835       1,456,942
   CUSTODY FEES .......................................................       54,239        272,226          82,404         153,362
   ACCOUNTING FEES ....................................................            0              0          10,776           3,039
   PROFESSIONAL FEES ..................................................       13,425         21,431           7,878           1,979
   SHAREHOLDER REPORTS ................................................            0              0               0             358
   TRUSTEES' FEES .....................................................        3,334          3,559           4,553           3,620
   OTHER FEES AND EXPENSES ............................................        5,668         28,281           3,019             707
                                                                         -----------------------------------------------------------
TOTAL EXPENSES ........................................................    2,099,592      1,471,000         891,465       1,620,007
                                                                         -----------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................     (253,699)      (266,551)         (4,702)        (60,378)
   NET EXPENSES .......................................................    1,845,893      1,204,449         886,763       1,559,629
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................................    3,731,462     26,187,594         428,248         405,907
                                                                         -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   29,315,347     49,316,947      13,487,648      23,754,540
   FORWARD FOREIGN CURRENCY CONTRACTS .................................            0              0               0               0
   FUTURES TRANSACTIONS ...............................................            0       (110,281)              0               0
                                                                         -----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................   29,315,347     49,206,666      13,487,648      23,754,540
                                                                         -----------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   22,981,880    112,618,629       5,610,082      19,945,680
   FORWARD FOREIGN CURRENCY CONTRACTS .................................            0              0          (3,933)         (3,277)
   FUTURES TRANSACTIONS ...............................................            0        200,575               0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...........            0              0               0               0
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS .....................................................   22,981,880    112,819,204       5,606,149      19,942,403
                                                                         -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................   52,297,227    162,025,870      19,093,797      43,696,943
                                                                         -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......  $56,028,689   $188,213,464   $  19,522,045   $  44,102,850
                                                                         ===========================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................  $     4,248   $          0   $      81,626   $     192,345

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

                                                                         INTERNATIONAL  INTERNATIONAL     LARGE CAP   LARGE COMPANY
                                                                                 INDEX          VALUE  APPRECIATION          GROWTH
                                                                             PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................  $   1,505,038  $   3,557,959  $  1,039,344  $   11,924,876
   INTEREST ...........................................................          7,222         13,793             0               0
   INCOME FROM AFFILIATED SECURITIES ..................................         25,806        284,985       124,529         936,803
   SECURITIES LENDING INCOME, NET .....................................         20,589         42,647         5,865          81,480
                                                                         -----------------------------------------------------------
TOTAL INVESTMENT INCOME ...............................................      1,558,655      3,899,384     1,169,738      12,943,159
                                                                         -----------------------------------------------------------
EXPENSES
   ADVISORY FEES ......................................................        288,803      1,603,158       593,356      10,155,736
   CUSTODY FEES .......................................................         82,515        168,753        16,953         301,225
   ACCOUNTING FEES ....................................................          3,593         13,712             0               0
   PROFESSIONAL FEES ..................................................         15,862         10,346         9,108          19,389
   SHAREHOLDER REPORTS ................................................          1,167          2,698             0         238,000
   TRUSTEES' FEES .....................................................          4,485          4,481         3,197           1,806
   OTHER FEES AND EXPENSES ............................................          4,010          2,783         2,817          35,652
                                                                         -----------------------------------------------------------
TOTAL EXPENSES ........................................................        400,435      1,805,931       625,431      10,751,808
                                                                         -----------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................         (5,322)       (24,737)      (37,500)       (627,037)
   NET EXPENSES .......................................................        395,113      1,781,194       587,931      10,124,771
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................................      1,163,542      2,118,190       581,807       2,818,388
                                                                         -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....      8,168,110      8,493,190     6,342,079     133,242,937
   FORWARD FOREIGN CURRENCY CONTRACTS .................................         32,255              0             0               0
   FUTURES TRANSACTIONS ...............................................        101,438              0             0               0
                                                                         -----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................      8,301,803      8,493,190     6,342,079     133,242,937
                                                                         -----------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....     13,246,191     41,673,380     4,437,705      32,152,936
   FORWARD FOREIGN CURRENCY CONTRACTS .................................          9,219              0             0               0
   FUTURES TRANSACTIONS ...............................................         80,867              0             0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...........              0              0             0               0
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS .....................................................     13,336,277     41,673,380     4,437,705      32,152,936

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................     21,638,080     50,166,570    10,779,784     165,395,873
                                                                         -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......  $  22,801,622  $  52,284,760  $ 11,361,591  $  168,214,261
                                                                         ===========================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................  $      97,632  $     174,249  $          0  $            0

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                      STATEMENTS OF OPERATIONS--
                                 FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           SMALL CAP  SMALL COMPANY  SMALL COMPANY        STRATEGIC
                                                                               INDEX         GROWTH          VALUE        SMALL CAP
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO  VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................  $ 1,934,796  $   1,513,319  $   2,660,292  $     1,627,246
   INTEREST ...........................................................        6,412              0              0              541
   INCOME FROM AFFILIATED SECURITIES ..................................      124,920        581,001        264,718          410,979
   SECURITIES LENDING INCOME,  NET ....................................      182,617         59,584        162,488                0
                                                                         -----------------------------------------------------------
TOTAL INVESTMENT INCOME ...............................................    2,248,745      2,153,904      3,087,498        2,038,766
                                                                         -----------------------------------------------------------
EXPENSES
   ADVISORY FEES ......................................................      423,769      4,116,992      2,176,260        1,716,762
   CUSTODY FEES .......................................................       42,377         93,937         48,367           38,150
   ACCOUNTING FEES ....................................................            0              0              0            1,644
   PROFESSIONAL FEES ..................................................       13,777         15,014         11,345           10,252
   REGISTRATION FEES ..................................................            0              0              0               27
   SHAREHOLDER REPORTS ................................................            0              0              0            1,402
   TRUSTEES' FEES .....................................................        2,936          1,928          2,893            4,370
   OTHER FEES AND EXPENSES ............................................        4,282         11,118          4,467            3,569
                                                                         -----------------------------------------------------------
TOTAL EXPENSES ........................................................      487,141      4,238,989      2,243,332        1,776,176
                                                                         -----------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................      (41,280)        (5,764)       (22,202)         (18,504)
   NET EXPENSES .......................................................      445,861      4,233,225      2,221,130        1,757,672
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................................    1,802,884     (2,079,321)       866,368          281,094
                                                                         -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   22,822,589     61,968,038     26,997,210       14,368,826
   FUTURES TRANSACTIONS ...............................................     (131,278)             0              0                0
                                                                         -----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................   22,691,311     61,968,038     26,997,210       14,368,826
                                                                         -----------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   19,586,227     19,801,504     18,859,861       25,210,750
   FUTURES TRANSACTIONS ...............................................      132,578              0              0                0
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS .....................................................   19,718,805     19,801,504     18,859,861       25,210,750
                                                                         -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................   42,410,116     81,769,542     45,857,071       39,579,576
                                                                         -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......  $44,213,000  $  79,690,221  $  46,723,439  $    39,860,670
                                                                         ===========================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................  $       396  $           0  $           0  $         6,398

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             C&B LARGE CAP VALUE PORTFOLIO         DISCIPLINED GROWTH PORTFOLIO
                                                         ------------------------------------  ------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    841,546,047  $      774,696,069  $    187,057,301  $      184,902,166

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         6,891,245          14,179,146           182,975             216,903
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        37,193,983          36,879,416        14,969,611           6,997,204
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        10,573,007          67,028,509        (2,728,749)         (4,599,455)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        54,658,235         118,087,071        12,423,837           2,614,652
                                                         ---------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................       355,996,454          56,382,255         2,615,322          10,644,735
   WITHDRAWALS ........................................       (66,375,575)       (107,619,350)      (18,667,201)        (11,104,252)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       289,620,879         (51,237,095)      (16,051,879)           (459,517)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................       344,279,114          66,849,976        (3,628,042)          2,155,135
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $  1,185,825,161  $      841,546,045  $    183,429,259  $      187,057,301
                                                         ===========================================================================


(1)   THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                            EMERGING
                                                             GROWTH
                                                          PORTFOLIO(1)          EQUITY INCOME PORTFOLIO
                                                         --------------  -------------------------------------
                                                                FOR THE           FOR THE
                                                           PERIOD ENDED  SIX MONTHS ENDED             FOR THE
                                                         MARCH 31, 2007    MARCH 31, 2007          YEAR ENDED
                                                            (UNAUDITED)       (UNAUDITED)  SEPTEMBER 30, 2006
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $            0  $  1,015,722,285  $    1,273,196,285

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         (16,230)        8,830,276          19,887,451
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............      (1,346,048)      103,785,551         123,786,012
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................       2,354,276       (36,091,901)        (31,413,024)
                                                         -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................         991,998        76,523,926         112,260,439
                                                         -----------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................      46,176,674        12,783,773          34,802,222
   WITHDRAWALS ........................................      (2,472,420)     (292,459,801)       (404,536,661)
                                                         -----------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................      43,704,254      (279,676,028)       (369,734,439)
                                                         -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................      44,696,252      (203,152,102)       (257,474,000)
                                                         =====================================================
ENDING NET ASSETS .....................................  $   44,696,252  $    812,570,183  $    1,015,722,285
                                                         =====================================================

                                                                EQUITY VALUE PORTFOLIO                   INDEX PORTFOLIO
                                                         ------------------------------------  ------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    490,515,385  $      438,219,988  $  2,548,093,616  $    2,151,037,408

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         3,731,462           5,440,295        26,187,594          43,311,188
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        29,315,347          27,936,911        49,206,666          73,306,134
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        22,981,880          14,109,152       112,819,204         122,263,467
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        56,028,689          47,486,358       188,213,464         238,880,789
                                                         ---------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................        81,402,732          63,991,943       171,426,315         501,457,635
   WITHDRAWALS ........................................       (38,587,753)        (59,182,904)     (181,428,566)       (343,282,216)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................        42,814,979           4,809,039       (10,002,251)        158,175,419
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................        98,843,668          52,295,397       178,211,213         397,056,208
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $    589,359,053  $      490,515,385  $  2,726,304,829  $    2,548,093,616
                                                         ===========================================================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             INTERNATIONAL CORE PORTFOLIO         INTERNATIONAL GROWTH PORTFOLIO
                                                         ------------------------------------  -------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    161,638,942  $      160,473,368  $    301,162,819  $      251,828,302

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................           428,248           3,202,167           405,907           2,355,509
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        13,487,648          12,330,457        23,754,540          27,546,438
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................         5,606,149           7,217,415        19,942,403          19,723,089
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        19,522,045          22,750,039        44,102,850          49,625,036
                                                         ---------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................         3,217,118           9,573,177        33,228,492          44,376,075
   WITHDRAWALS ........................................       (24,891,255)        (31,157,642)      (70,447,954)        (44,666,594)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       (21,674,137)        (21,584,465)      (37,219,462)           (290,519)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................        (2,152,092)          1,165,574         6,883,388          49,334,517
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $    159,486,850  $      161,638,942  $    308,046,207  $      301,162,819
                                                         ===========================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                             INTERNATIONAL INDEX PORTFOLIO         INTERNATIONAL VALUE PORTFOLIO
                                                         ------------------------------------  ------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    161,960,014  $      161,372,219  $    303,207,650  $      162,175,581

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         1,163,542           4,192,841         2,118,190           4,152,778
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............         8,301,803           9,015,257         8,493,190          20,144,518
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        13,336,277          16,305,976        41,673,380           7,633,526
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        22,801,622          29,514,074        52,284,760          31,930,822
                                                         ---------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................         2,691,456           7,996,182        45,858,777         146,254,390
   WITHDRAWALS ........................................       (28,027,856)        (36,922,461)      (31,789,270)        (37,153,143)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       (25,336,400)        (28,926,279)       14,069,507         109,101,247
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................        (2,534,778)            587,795        66,354,267         141,032,069
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $    159,425,236  $      161,960,014  $    369,561,917  $      303,207,650
                                                         ===========================================================================

                                                            LARGE CAP APPRECIATION PORTFOLIO
                                                          -------------------------------------
                                                                   FOR THE
                                                          SIX MONTHS ENDED             FOR THE
                                                            MARCH 31, 2007          YEAR ENDED
                                                               (UNAUDITED)  SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................   $    170,740,349  $      132,789,757

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................            581,807             918,625
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............          6,342,079          15,327,327
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................          4,437,705         (10,204,382)
                                                         --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................         11,361,591           6,041,570
                                                         --------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................          4,310,498          46,259,962
   WITHDRAWALS ........................................        (20,336,196)        (14,350,940)
                                                         --------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................        (16,025,698)         31,909,022
                                                         --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................         (4,664,107)         37,950,592
                                                         ======================================
ENDING NET ASSETS .....................................   $    166,076,242  $      170,740,349
                                                         ======================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            LARGE COMPANY GROWTH PORTFOLIO           SMALL CAP INDEX PORTFOLIO
                                                         ------------------------------------  -------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $  3,092,485,051  $    3,563,533,543  $    396,054,239  $      359,172,109

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         2,818,388           4,683,732         1,802,884           3,641,023
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............       133,242,937          69,056,359        22,691,311          28,835,980
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        32,152,936         (13,237,773)       19,718,805          (6,775,651)
                                                         --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................       168,214,261          60,502,318        44,213,000          25,701,352
                                                         --------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................        36,691,858         146,833,445        43,590,039          56,571,421
   WITHDRAWALS ........................................      (586,316,587)       (678,384,255)      (46,238,232)        (45,390,643)
                                                         --------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................      (549,624,729)       (531,550,810)       (2,648,193)         11,180,778
                                                         --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................      (381,410,468)       (471,048,492)       41,564,807          36,882,130
                                                         ==========================================================================
ENDING NET ASSETS .....................................  $  2,711,074,583  $    3,092,485,051  $    437,619,046  $      396,054,239
                                                         ==========================================================================

(2)   THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                            SMALL COMPANY GROWTH PORTFOLIO         SMALL COMPANY VALUE PORTFOLIO
                                                         ------------------------------------  ------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    927,550,765  $      889,007,735  $    456,421,037  $      620,229,304

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................        (2,079,321)         (3,086,201)          866,368           3,682,087
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        61,968,038         122,082,548        26,997,210          89,362,303
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        19,801,504         (55,941,786)       18,859,861         (44,240,821)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        79,690,221          63,054,561        46,723,439          48,803,569
                                                         ---------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................        50,889,556         111,424,354        25,354,099         193,013,661
   WITHDRAWALS ........................................      (142,035,873)       (135,935,885)      (32,037,295)       (405,625,497)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       (91,146,317)        (24,511,531)       (6,683,196)       (212,611,836)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................       (11,456,096)         38,543,030        40,040,243        (163,808,267)
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $    916,094,669  $      927,550,765  $    496,461,280  $      456,421,037
                                                         ===========================================================================

                                                         STRATEGIC SMALL CAP VALUE PORTFOLIO(2)
                                                         ---------------------------------------
                                                                  FOR THE
                                                         SIX MONTHS ENDED               FOR THE
                                                           MARCH 31, 2007          PERIOD ENDED
                                                              (UNAUDITED)    SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    359,375,258    $                0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................           281,094             1,364,265
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        14,368,826             3,250,792
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        25,210,750            (1,012,915)
                                                         ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        39,860,670             3,602,142
                                                         ---------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................        40,625,176           380,740,890
   WITHDRAWALS ........................................       (46,279,481)          (24,967,774)
                                                         ---------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................        (5,654,305)          355,773,116
                                                         ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................        34,206,365           359,375,258
                                                         =======================================
ENDING NET ASSETS .....................................  $    393,581,623    $      359,375,258
                                                         =======================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          ------------------------------------------------               PORTFOLIO
                                                          NET INVESTMENT      GROSS   EXPENSES         NET       TOTAL    TURNOVER
                                                           INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES   RETURN(2)        RATE
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.46%      0.75%     (0.07)%      0.68%       6.52%         14%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              1.77%      0.76%     (0.10)%      0.66%      15.30%         29%
DECEMBER 6, 2004(3) TO SEPTEMBER 30, 2005 ............              0.98%      0.77%     (0.06)%      0.71%       1.51%         19%

DISCIPLINED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.19%      0.79%      0.00%       0.79%       6.74%         48%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.12%      0.79%     (0.01)%      0.78%       1.41%         90%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              0.44%      0.79%     (0.01)%      0.78%      11.76%         45%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              0.28%      0.80%     (0.26)%      0.54%       9.88%         87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              0.28%      0.88%     (0.15)%      0.73%      25.65%        117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              0.27%      0.91%     (0.18)%      0.73%     (12.57)%       156%

EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 31, 2007(3) TO MARCH 31, 2007 (UNAUDITED) ....             (0.07)%     1.03%     (0.07)%      0.96%       2.20%         38%

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.88%      0.75%     (0.16)%      0.59%       7.87%          6%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              1.84%      0.75%     (0.05)%      0.70%      11.21%          7%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              2.04%      0.73%     (0.13)%      0.60%      13.30%         20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              1.86%      0.77%     (0.21)%      0.56%      17.04%         11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              2.01%      0.78%     (0.11)%      0.67%      20.66%          9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              1.61%      0.78%     (0.10)%      0.68%     (19.49)%        12%

EQUITY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.38%      0.77%     (0.09)%      0.68%      11.10%         60%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              1.18%      0.78%     (0.01)%      0.77%      10.73%        107%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              1.22%      0.78%     (0.02)%      0.76%      21.61%        145%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              1.25%      0.80%     (0.18)%      0.62%      17.82%        122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .............              0.64%      0.86%     (0.32)%      0.54%      (1.80)%         3%

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.92%      0.11%     (0.02)%      0.09%       7.32%          6%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              1.86%      0.11%      0.00%       0.11%      10.70%          9%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              2.08%      0.12%     (0.08)%      0.04%      12.23%          8%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              1.71%      0.17%     (0.14)%      0.03%      13.87%          2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              1.70%      0.18%     (0.05)%      0.13%      24.42%          3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              1.40%      0.18%     (0.05)%      0.13%     (20.52)%         4%

INTERNATIONAL CORE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.52%      1.09%     (0.01)%      1.08%      12.53%         35%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              1.99%      1.09%     (0.06)%      1.03%      14.58%         39%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              1.51%      1.09%     (0.01)%      1.08%      18.69%        108%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              0.86%      1.11%     (0.15)%      0.96%      13.84%         33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              0.81%      1.12%     (0.03)%      1.09%      18.39%         75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              0.54%      1.26%     (0.02)%      1.24%     (19.04)%        38%

INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.26%      1.06%     (0.04)%      1.02%      15.06%         36%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.87%      1.07%     (0.09)%      0.98%      19.95%         62%
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 .............              1.02%      1.08%     (0.02)%      1.06%      22.30%         67%

INTERNATIONAL INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.41%      0.49%     (0.01)%      0.48%      14.77%          1%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              2.59%      0.49%     (0.12)%      0.37%      19.44%          7%
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 .............              2.41%      0.49%     (0.03)%      0.46%      21.90%         21%

INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.26%      1.07%     (0.01)%      1.06%      16.86%          7%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              2.34%      1.09%      0.00%       1.09%      19.32%         31%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              2.21%      1.11%     (0.01)%      1.10%      25.92%         14%
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 ............              2.61%      1.02%     (0.18)%      0.84%      20.00%         24%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          ------------------------------------------------               PORTFOLIO
                                                          NET INVESTMENT      GROSS   EXPENSES         NET       TOTAL    TURNOVER
                                                           INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES   RETURN(2)        RATE
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.69%      0.73%     (0.04)%      0.69%       6.91%         85%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.65%      0.75%     (0.03)%      0.72%       3.34%        155%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              0.83%      0.74%      0.00%       0.74%      20.02%        133%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              0.50%      0.76%     (0.14)%      0.62%      10.56%        149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              0.29%      0.81%     (0.09)%      0.72%      18.50%        153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              0.37%      0.88%     (0.16)%      0.72%     (20.04)%       123%

LARGE COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.19%      0.71%     (0.04)%      0.67%       5.22%          4%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.14%      0.70%     (0.09)%      0.61%       1.41%          6%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              0.69%      0.69%     (0.01)%      0.68%      11.03%         18%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................             (0.09)%     0.76%     (0.08)%      0.68%       2.96%         14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................             (0.24)%     0.78%     (0.02)%      0.76%      27.90%         13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................             (0.34)%     0.78%      0.00%       0.78%     (22.32)%        18%

SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.85%      0.23%     (0.02)%      0.21%      11.16%         15%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.95%      0.24%     (0.01)%      0.23%       6.89%         20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              1.00%      0.23%     (0.05)%      0.18%      21.03%         14%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              0.93%      0.28%     (0.19)%      0.09%      23.97%         17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              0.74%      0.31%     (0.02)%      0.29%      27.79%         11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              0.57%      0.33%     (0.01)%      0.32%      (2.60)%        17%

SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........             (0.44)%     0.90%      0.00%       0.90%       8.81%         72%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................             (0.33)%     0.91%     (0.01)%      0.90%       7.02%        125%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................             (0.45)%     0.91%      0.00%       0.91%      16.51%        142%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................             (0.63)%     0.93%     (0.07)%      0.86%      12.70%        145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................             (0.35)%     0.94%     (0.02)%      0.92%      37.90%        163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................             (0.40)%     0.94%      0.00%       0.94%     (19.95)%       169%

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.36%      0.93%     (0.01)%      0.92%      10.36%         33%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.64%      0.92%     (0.13)%      0.79%       6.70%        114%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              0.61%      0.92%     (0.10)%      0.82%      24.77%         70%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              0.54%      0.93%     (0.13)%      0.80%      23.72%         64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              0.70%      0.95%     (0.16)%      0.79%      38.33%         80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              0.68%      0.98%     (0.19)%      0.79%      (2.16)%        98%

STRATEGIC SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.15%      0.93%     (0.01)%      0.92%      11.23%         31%
JANUARY 31, 2006(3) TO SEPTEMBER 30, 2006 ............              0.75%      0.94%     (0.19)%      0.75%       0.60%         37%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

      As of March 31, 2007, outstanding forward contracts were as follows:

                                  Currency                                            Currency     Net Unrealized
                                Amount to be                                        Amount to be    Appreciation
Portfolio                         Received     Type of Currency   Settlement Date    Delivered     (Depreciation)
-----------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO       250,000     British Pound        6/29/2007        $490,428         $1,315
                                    375,000         Euro             6/29/2007         499,163          3,561
                                 59,000,000      Japanese Yen        6/29/2007         504,757          1,881
-----------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2007, the following Funds held futures contracts:

                                                                                  Notional    Net Unrealized
                                                                                  Contract     Appreciation
Portfolio                       Contracts        Type         Expiration Date      Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                  68 Long       S&P 500           June 2007      $23,889,125      $441,275
------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO    14 Long    DJ Eurostoxx 50      June 2007          722,806        43,883
                                  7 Long    FTSE 100 Index       June 2007          833,080        35,450
                                  6 Long         TOPIX           June 2007          846,390        25,852
------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO        12 Long     Russell 2000        June 2007        4,724,972       123,028
------------------------------------------------------------------------------------------------------------

SECURITY LOANS

      The Funds may loan securities in retur n for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                 Advisory Fees                                                  Subadvisory Fees
                             Average Daily       (% of Average                                 Average Daily     (% of Average
Portfolio                      Net Assets      Daily Net Assets)       Subadviser                Net Assets     Daily Net Assets)
---------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP              First $500 million        0.750           Cooke & Bieler LP      First $250 million        0.450
VALUE PORTFOLIO             Next $500 million        0.700                                   Next $250 million        0.400
                              Next $2 billion        0.650                                   Next $250 million        0.350
                              Next $2 billion        0.625                                   Over $750 million        0.300
                              Over $5 billion        0.600
---------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED                First $500 million        0.750              Smith Asset         First $200 million        0.300
GROWTH PORTFOLIO            Next $500 million        0.700               Management          Next $300 million        0.200
                              Next $2 billion        0.650                Group LP           Over $500 million        0.150
                              Next $2 billion        0.625
                              Over $5 billion        0.600
---------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO   First 500 million        0.900        Wells Capital Management   First 100 million        0.550
                             Next 500 million        0.850              Incorporated          Next 100 million        0.500
                               Next 2 billion        0.800                                    Over 200 million        0.400
                               Next 2 billion        0.775
                               Next 5 billion        0.750
---------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME              First $500 million        0.750             Wells Capital        First $100 million        0.350
PORTFOLIO                   Next $500 million        0.700               Management          Next $100 million        0.300
                              Next $2 billion        0.650              Incorporated         Next $300 million        0.200
                              Next $2 billion        0.625                                   Over $500 million        0.150
                              Over $5 billion        0.600
---------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE               First $500 million        0.750          Systematic Financial    First $150 million        0.300
PORTFOLIO                   Next $500 million        0.700             Management LP         Next $200 million        0.200
                              Next $2 billion        0.650                                   Next $400 million        0.150
                              Next $2 billion        0.625                                   Next $250 million        0.130
                              Over $5 billion        0.600                                     Over $1 billion        0.100
---------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO            First $500 million        0.100             Wells Capital        First $100 million        0.050
                            Next $500 million        0.100               Management          Next $100 million        0.030
                              Next $2 billion        0.075              Incorporated         Over $200 million        0.020
                              Next $2 billion        0.075
                              Over $5 billion        0.050
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL              First $500 million        0.950                New Star           First $50 million        0.350
CORE PORTFOLIO              Next $500 million        0.900             Institutional         Next $500 million        0.290
                              Next $2 billion        0.850                Managers           Over $550 million        0.200
                              Next $2 billion        0.825                Limited
                              Over $5 billion        0.800
---------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                 Advisory Fees                                                  Subadvisory Fees
                             Average Daily       (% of Average                                 Average Daily     (% of Average
Portfolio                      Net Assets      Daily Net Assets)           Subadviser            Net Assets     Daily Net Assets)
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL              First $500 million        0.950            Artisan Partners LP   First $250 million        0.700
GROWTH PORTFOLIO            Next $500 million        0.900                                   Over $250 million        0.500
                              Next $2 billion        0.850
                              Next $2 billion        0.825
                              Over $5 billion        0.800
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL              First $500 million        0.350                SSgA Funds        First $100 million        0.080
INDEX PORTFOLIO             Next $500 million        0.350                Management         Over $100 million        0.060
                              Next $2 billion        0.325
                              Next $2 billion        0.325
                              Over $5 billion        0.300
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL              First $500 million        0.950                LSV Asset         First $150 million        0.350
VALUE PORTFOLIO             Next $500 million        0.900                Management         Next $350 million        0.400
                              Next $2 billion        0.850                                   Next $250 million        0.350
                              Next $2 billion        0.825                                   Next $250 million        0.325
                              Over $5 billion        0.800                                     Over $1 billion        0.300
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP                  First $500 million        0.700             Cadence Capital      First $250 million        0.300
APPRECIATION                Next $500 million        0.700              Management LLC       Next $250 million        0.200
PORTFOLIO                     Next $2 billion        0.650                                   Next $500 million        0.150
                              Next $2 billion        0.625                                     Over $1 billion        0.100
                              Over $5 billion
---------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY              First $500 million        0.750             Peregrine Capital     First $25 million        0.560
GROWTH PORTFOLIO            Next $500 million        0.700                Management          Next $25 million        0.450
                              Next $2 billion        0.650               Incorporated        Next $225 million        0.375
                              Next $2 billion        0.625                                   Over $275 million        0.225
                              Over $5 billion        0.600
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX            First $500 million        0.200              Wells Capital       First $100 million        0.050
PORTFOLIO                   Next $500 million        0.200                Management         Next $100 million        0.030
                              Next $2 billion        0.175               Incorporated        Over $200 million        0.020
                              Next $2 billion        0.175
                              Over $5 billion        0.150
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY              First $500 million        0.900             Peregrine Capital     First $50 million        0.900
GROWTH PORTFOLIO            Next $500 million        0.850                Management         Next $130 million        0.750
                              Next $2 billion        0.800               Incorporated        Next $160 million        0.650
                              Next $2 billion        0.775                                   Next $345 million        0.500
                              Over $5 billion        0.750                                    Next $50 million        0.520
                                                                                             Over $735 million        0.550
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY              First $500 million        0.900             Peregrine Capital    First $175 million        0.500
VALUE PORTFOLIO             Next $500 million        0.850                Management         Over $175 million        0.750
                              Next $2 billion        0.800               Incorporated
                              Next $2 billion        0.775
                              Over $5 billion        0.750
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP        First $500 million        0.900              Wells Capital       First $200 million        0.450
VALUE PORTFOLIO             Next $500 million        0.850                Management         Over $200 million        0.400
                              Next $2 billion        0.800               Incorporated
                              Next $2 billion        0.775
                              Over $5 billion        0.750
---------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
Portfolio                                                       Daily Net Assets
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                                          0.10
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                                        0.10
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
ALL OTHER FUNDS                                                       0.02
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

      For the period ended March 31, 2007, there were no brokerage commissions paid to an affiliated broker-dealer.

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended March 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2007, were as follows:

Portfolio                                  Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                 $356,374,568         $124,417,059
--------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                    88,724,839          103,533,756
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                       60,309,748           16,671,316
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                         54,022,281          326,987,098
--------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                         374,437,921          318,737,200
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                152,689,092          148,654,903
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                    54,863,966           72,307,997
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                 104,221,430          139,194,846
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                    1,103,322           24,008,273
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                   40,299,802           21,199,286
--------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO               137,411,676          150,829,474
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                 116,505,687          676,932,613
--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                       62,267,855           63,037,239
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                 658,088,041          729,282,674
--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                  155,388,068          163,757,375
--------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO            114,273,284          118,683,417

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

5. IN-KIND TRANSACTIONS
--------------------------------------------------------------------------------

      Prior to its April 8, 2005 merger into the Wells Fargo Advantage Index Fund, the Strong Index 500 Fund invested all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end 1940 Act management investment company advised by Barclays Global Fund Advisors pursuant to a "master-feeder" investment partnership arrangement. To facilitate the merger with the Wells Fargo Index Fund, the Strong Index 500 Fund received in-kind its pro-rata ownership share of $156,000,305 in securities held by the Master Portfolio on the merger date. Simultaneously, the securities received in-kind were recontributed by the acquiring Wells Fargo Advantage Index Fund in an in-kind subscription into the Wells Fargo Index Portfolio. Under Section 732(b) of the Tax Code, the Strong Index 500 Fund partnership cost basis ("outside basis") in the Master Portfolio as of the in-kind receipt date must be allocated in total to the securities received from the Master Portfolio. Accordingly, outside basis of $149,347,507 was allocated to securities received by the Strong Index 500 Fund and this value was recorded as the financial statement cost basis of securities held in the Wells Fargo Index Portfolio.

6. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of March 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
               INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
 (a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Wells Fargo Master Trust


                                            By: /s/ Karla M. Rabusch
                                                Karla M. Rabusch
                                                President

                                            Date: May 21, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                            By: /s/ Karla M. Rabusch
                                                Karla M. Rabusch
                                                President

                                            Date: May 21, 2007


                                            By: /s/ A. Erdem Cimen
                                                A. Erdem Cimen
                                                Treasurer

                                            Date: May 7, 2007

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo AdvantageEmerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;


4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


              a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

              d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: May 21, 2007

/s/ Karla M. Rabusch

-----------------------
Karla M. Rabusch
President
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo AdvantageEmerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

              a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

              d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: May 7, 2007

/s/ A. Erdem Cimen

-----------------------
A. Erdem Cimen
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: May 21, 2007
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Master Trust

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: May 7, 2007
                                                     /s/ A. Erdem Cimen




                                                     A. Erdem Cimen
                                                     Treasurer
                                                     Wells Fargo Master Trust